UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-03015

Ohio National Fund Inc.
(Exact name of registrant as specified in charter)

One Financial Way, Cincinnati, Ohio 45242
(Address of principal executive offices) (Zip code)

CT Corporation
300 E. Lombard St., Suite 1400
Baltimore, MD 21202
(Name and address of agent for service)

(513) 794-6971
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Equity Portfolio

Common Stocks - 93.8%	Shares	Fair Value
CONSUMER DISCRETIONARY - 21.6%
Internet & Catalog Retail - 7.2%
Amazon.com, Inc. (a)	268,650	$19,546,974
Leisure Equipment & Products - 4.0%
Eastman Kodak Co.	709,200	10,907,496
Media - 3.6%
Time Warner, Inc.	740,600	9,709,266
Multiline Retail - 6.8%
J.C. Penney Co., Inc.	153,600	5,121,024
Sears Holdings Corp. (a)	142,100	13,286,350
		18,407,374
TOTAL CONSUMER DISCRETIONARY		58,571,110

FINANCIALS - 17.9%
Capital Markets - 3.0%
Merrill Lynch & Co., Inc.	322,600	8,161,780
Consumer Finance - 3.1%
American Express Co.	17,600	623,568
Capital One Financial Corp.	150,900	7,695,900
		8,319,468
Diversified Financial Services - 11.8%
Bank of America Corp.	80,689	2,824,115
Citigroup, Inc.	745,400	15,288,154
JPMorgan Chase & Co.	240,800	11,245,360
NYSE Euronext, Inc.	71,600	2,805,288
		32,162,917
TOTAL FINANCIALS		48,644,165

HEALTH CARE - 13.5%
Biotechnology - 3.1%
Amgen, Inc. (a)	140,800	8,345,216
Health Care Providers & Services - 10.4%
Aetna, Inc.	429,100	15,494,801
UnitedHealth Group, Inc.	506,600	12,862,574
		28,357,375
TOTAL HEALTH CARE		36,702,591

INDUSTRIALS - 4.7%
Industrial Conglomerates - 4.7%
3M Co.	7,000	478,170
General Electric Co.	483,300	12,324,150
TOTAL INDUSTRIALS		12,802,320

INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 3.2%
Cisco Systems, Inc. (a)	388,100	8,755,536
Computers & Peripherals - 8.0%
EMC Corp. (a)	70,700	845,572
Hewlett-Packard Co.	236,000	10,912,640
International Business Machines Corp.	83,900	9,812,944
		21,571,156
Internet Software & Services - 10.9%
eBay, Inc. (a)	547,600	12,255,288
Google, Inc. Class A (a)	19,350	7,750,062
Yahoo!, Inc. (a)	558,700	9,665,510
		29,670,860
Semiconductors & Semiconductor Equipment - 2.1%
Texas Instruments, Inc.	263,600	5,667,400
Software - 5.0%
CA, Inc.	330,400	6,594,784
Electronic Arts, Inc. (a)	176,700	6,536,133
Microsoft Corp.	17,600	469,744
		13,600,661
TOTAL INFORMATION TECHNOLOGY		79,265,613

MATERIALS - 0.6%
Metals & Mining - 0.6%
Nucor Corp.	37,800	1,493,100
TOTAL MATERIALS		1,493,100

UTILITIES - 6.3%
Independent Power Producers & Energy Traders - 6.3%
The AES Corp. (a)	1,448,000	16,927,120
TOTAL UTILITIES		16,927,120

Total Common Stocks (Cost $277,148,208)		$254,406,019

Repurchase Agreements - 6.6%	Face Amount	Fair Value
JPMorgan 1.000% 10/1/2008	$17,783,519	$17,783,519
Repurchase price $17,784,013
Collateralized by:
Federal National Mortgage Association
2.817%, 9/10/2009
Fair Value: $18,148,016
Total Repurchase Agreements (Cost $17,783,519)		$17,783,519

Total Investments - 100.4% (Cost $294,931,727) (b)		$272,189,538
Liabilities in Excess of Other Assets - (0.4)%		(1,073,866)
Net Assets - 100.0%		$271,115,672

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Money Market Portfolio

Short-Term Notes - 91.4%	Face Amount	Amortized Cost
CONSUMER DISCRETIONARY - 7.8%
Media - 7.8%
The Walt Disney Co.
2.100%, 10/06/2008	$15,000,000	$14,995,625
The Washington Post Co.
0.750%, 10/01/2008 (a)	15,000,000	15,000,000
TOTAL CONSUMER DISCRETIONARY		29,995,625

CONSUMER STAPLES - 15.3%
Beverages - 1.8%
The Coca-Cola Co.
2.120%, 10/10/2008 (a)	5,000,000	4,997,350
2.060%, 10/14/2008 (a)	2,000,000	1,998,512
		6,995,862
Food & Staples Retailing - 4.7%
Wal-Mart Stores, Inc.
1.850%, 10/10/2008 (a)	16,600,000	16,592,323
2.100%, 11/04/2008 (a)	1,400,000	1,397,223
		17,989,546
Food Products - 4.4%
Nestle Capital Corp.
2.000%, 10/09/2008 (a)	7,000,000	6,996,889
2.000%, 10/15/2008 (a)	10,000,000	9,992,222
		16,989,111
Household Products - 4.4%
The Proctor & Gamble Co.
2.000%, 10/08/2008 (a)	14,000,000	13,994,556
2.050%, 10/08/2008 (a)	3,000,000	2,998,804
		16,993,360
TOTAL CONSUMER STAPLES		58,967,879

ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Chevron Funding Corp.
2.070%, 10/08/2008	9,000,000	8,996,378
2.200%, 10/10/2008	8,000,000	7,995,600
TOTAL ENERGY		16,991,978

FINANCIALS - 33.6%
Diversified Financial Services - 9.1%
General Electric Capital Corp.
1.610%, 10/01/2008	7,000,000	7,000,000
2.200%, 10/07/2008	10,222,000	10,218,252
HSBC Finance Corp.
2.100%, 10/01/2008	18,000,000	18,000,000
		35,218,252
Insurance - 6.5%
MetLife Funding
2.020%, 10/09/2008	8,000,000	7,996,409
Prudential Funding LLC
2.250%, 10/02/2008	17,000,000	16,998,937
		24,995,346
Consumer Finance - 18.0%
American Express Credit Corp.
2.500%, 10/01/2008	8,000,000	8,000,000
2.500%, 10/14/2008	9,000,000	8,991,875
American Honda Finance Corp.
1.850%, 10/01/2008	3,000,000	3,000,000
2.150%, 10/02/2008	5,000,000	4,999,701
2.180%, 10/07/2008	10,000,000	9,996,367
John Deere Capital Corp.
2.150%, 10/06/2008 (a)	14,000,000	13,995,820
2.510%, 10/22/2008 (a)	3,000,000	2,995,625
Toyota Motor Credit Corp.
2.140%, 10/01/2008	17,080,000	17,080,000
		69,059,388
TOTAL FINANCIALS		129,272,986

HEALTH CARE - 10.3%
Pharmaceuticals - 10.3%
Johnson & Johnson
2.040%, 10/07/2008 (a)	6,000,000	5,997,960
2.040%, 10/17/2008 (a)	1,055,000	1,054,043
Merck & Co., Inc.
2.000%, 10/06/2008	6,600,000	6,598,167
2.000%, 10/15/2008	2,100,000	2,098,367
2.250%, 10/20/2008	7,000,000	6,991,687
Pfizer, Inc.
1.800%, 10/08/2008 (a)	17,000,000	16,994,050
TOTAL HEALTH CARE		39,734,274

INDUSTRIALS - 2.6%
Commercial Services & Supplies - 2.6%
Cintas Corp. No. 2
4.500%, 10/01/2008 (a)	10,000,000	10,000,000
TOTAL INDUSTRIALS		10,000,000

INFORMATION TECHNOLOGY - 4.4%
Computers & Peripherals - 4.4%
International Business Machines Corp.
2.300%, 11/03/2008 (a)	17,000,000	16,964,158
TOTAL INFORMATION TECHNOLOGY		16,964,158

MATERIALS - 9.1%
Chemicals - 9.1%
E.I. du Pont de Nemours & Co.
2.050%, 10/03/2008 (a)	17,000,000	16,998,064
Praxair, Inc.
2.100%, 10/03/2008	13,000,000	12,998,483
2.050%, 10/10/2008	5,000,000	4,997,438
TOTAL MATERIALS		34,993,985

TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 3.9%
AT&T, Inc.
2.600%, 10/01/2008 (a)	6,000,000	6,000,000
2.130%, 10/06/2008 (a)	9,000,000	8,997,337
TOTAL TELECOMMUNICATION SERVICES		14,997,337
Total Short-Term Notes (Cost $351,918,222)		$351,918,222

Repurchase Agreements - 10.9%	Face Amount	Amortized Cost
U.S. Bank 0.500% 10/01/2008	$42,010,000	$42,010,000
Repurchase price $42,010,583
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $42,850,255
Total Repurchase Agreements (Cost $42,010,000)		$42,010,000

Total Investments - 102.3% (Cost $393,928,222) (b)		$393,928,222
Liabilities in Excess of Other Assets - (2.3)%		(8,890,127)
Net Assets - 100.0%		$385,038,095

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Section 4 (2) of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers under Rule 144A. At September 30,
2008, the value of these securities totaled $173,964,936 or 45.2% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) Represents cost for Federal income tax and financial reporting purposes. See also Note 2 regarding the use of amortized cost for valuation of the Portfolio.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Bond Portfolio

Corporate Bonds - 97.1%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 1.0%
Johnson Controls, Inc.
5.250%, 01/15/2011	$1,250,000	$1,265,056
Hotels, Restaurants & Leisure - 0.8%
Wyndham Worldwide Corp.
6.000%, 12/01/2016	1,250,000	1,068,229
Household Durables - 2.3%
Centex Corp.
5.125%, 10/01/2013	1,000,000	795,000
Lennar Corp.
5.950%, 03/01/2013	1,000,000	745,000
Mohawk Industries, Inc.
5.750%, 01/15/2011	1,000,000	957,251
Newell Rubbermaid, Inc.
6.250%, 04/15/2018	500,000	446,778
		2,944,029
Media - 6.3%
Clear Channel Communications, Inc.
5.750%, 01/15/2013	1,000,000	450,000
Comcast Corp.
5.875%, 02/15/2018	1,750,000	1,563,063
Cox Communications, Inc.
6.750%, 03/15/2011	1,500,000	1,524,523
Rogers Cable, Inc.
5.500%, 03/15/2014	1,500,000	1,387,277
Time Warner Cable, Inc.
5.850%, 05/01/2017	1,000,000	882,467
Time Warner, Inc.
6.875%, 05/01/2012	1,000,000	992,270
Viacom, Inc.
5.750%, 04/30/2011	1,500,000	1,458,090
		8,257,690
Multiline Retail - 1.1%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	1,750,000	1,444,812
Specialty Retail - 1.2%
The Home Depot, Inc.
5.250%, 12/16/2013	1,750,000	1,613,318
TOTAL CONSUMER DISCRETIONARY		16,593,134

CONSUMER STAPLES - 8.6%
Beverages - 1.0%
Anheuser Busch Cos., Inc.
5.500%, 01/15/2018	1,500,000	1,290,471
Food & Staples Retailing - 3.5%
CVS/Caremark Corp.
5.750%, 06/01/2017	1,750,000	1,638,080
Kroger Co.
6.400%, 08/15/2017	1,500,000	1,440,647
Safeway, Inc.
6.350%, 08/15/2017	1,500,000	1,456,175
		4,534,902
Food Products - 3.0%
Bunge N.A. Finance LP
5.900%, 04/01/2017	1,500,000	1,297,215
Kraft Foods, Inc.
6.125%, 02/01/2018	1,500,000	1,407,598
Tyson Foods, Inc.
7.350%, 04/01/2016	1,500,000	1,245,000
		3,949,813
Household Products - 1.1%
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,504,911
TOTAL CONSUMER STAPLES		11,280,097

ENERGY - 5.7%
Energy Equipment & Services - 1.0%
Weatherford International Ltd.
6.000%, 03/15/2018	1,500,000	1,349,061
Oil, Gas & Consumable Fuels - 4.7%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	1,500,000	1,380,792
Atlantic Richfield Co.
8.550%, 03/01/2012	200,000	225,443
Devon OEI Operating, Inc.
7.250%, 10/01/2011	1,000,000	1,044,475
Energy Transfer Partners LP
5.650%, 08/01/2012	1,000,000	972,691
Marathon Oil Corp.
6.125%, 03/15/2012	750,000	763,025
Valero Energy Corp.
6.875%, 04/15/2012	750,000	770,732
XTO Energy, Inc.
4.900%, 02/01/2014	1,000,000	935,002
		6,092,160
TOTAL ENERGY		7,441,221

FINANCIALS - 36.7%
Capital Markets - 8.1%
Allied Capital Corp.
6.625%, 07/15/2011	1,500,000	1,461,546
Credit Suisse (USA), Inc.
5.250%, 03/02/2011	1,500,000	1,482,793
Goldman Sachs Group, Inc.
6.150%, 04/01/2018	1,250,000	1,041,157
Invesco Ltd.
4.500%, 12/15/2009	1,500,000	1,439,092
Janus Capital Group, Inc.
6.700%, 06/15/2017	1,500,000	1,290,161
Jefferies Group, Inc.
5.875%, 06/08/2014	1,500,000	1,260,941
Merrill Lynch & Co, Inc.
6.500%, 07/15/2018	1,000,000	843,146
Morgan Stanley
4.750%, 04/01/2014	1,750,000	928,645
Nuveen Investments, Inc.
5.000%, 09/15/2010	1,000,000	835,000
		10,582,481
Commercial Banks - 7.2%
BB&T Corp.
5.200%, 12/23/2015	1,500,000	1,319,104
BOI Capital Funding No. 2 LP
5.571%, Perpetual (a)(c)	1,000,000	577,657
Comerica Bank
5.750%, 11/21/2016	1,500,000	1,012,827
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (a)(c)	1,500,000	1,150,483
Fifth Third Bancorp
4.500%, 06/01/2018	1,750,000	1,111,630
PNC Funding Corp.
5.250%, 11/15/2015	1,500,000	1,326,229
SunTrust Bank
5.000%, 09/01/2015	1,500,000	1,206,000
Wachovia Capital Trust III
5.800%, Perpetual (c)	1,500,000	630,284
Wells Fargo & Co.
5.625%, 12/11/2017	1,250,000	1,150,808
		9,485,022
Consumer Finance - 4.8%
American Express Co.
7.000%, 03/19/2018	1,250,000	1,105,046
American General Finance Corp.
4.875%, 05/15/2010	1,000,000	622,219
Capital One Bank USA NA
5.125%, 02/15/2014	1,000,000	874,835
Discover Financial Services
6.450%, 06/12/2017	1,500,000	1,086,276
GMAC LLC
7.250%, 03/02/2011	1,000,000	473,192
HSBC Finance Corp.
6.375%, 11/27/2012	1,500,000	1,444,863
SLM Corp.
5.375%, 05/15/2014	1,000,000	620,674
		6,227,105
Diversified Financial Services - 3.8%
Bank of America Corp.
5.650%, 05/01/2018	1,000,000	843,774
Capmark Financial Group, Inc.
6.300%, 05/10/2017	1,000,000	393,423
Citigroup, Inc.
6.125%, 05/15/2018	1,250,000	1,036,780
General Electric Capital Corp.
5.625%, 05/01/2018	1,000,000	846,766
ILFC E-Capital Trust I
5.900%, 12/21/2065 (a)(b)	1,500,000	452,340
JPMorgan Chase & Co.
5.150%, 10/01/2015	1,500,000	1,351,232
		4,924,315
Insurance - 5.4%
Assurant, Inc.
5.625%, 02/15/2014	1,500,000	1,397,145
Axis Capital Holdings Ltd.
5.750%, 12/01/2014	1,000,000	919,879
Hartford Financial Services Group, Inc.
5.375%, 03/15/2017	1,500,000	1,289,748
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (a)	1,000,000	894,296
Loews Corp.
5.250%, 03/15/2016	750,000	723,038
Prudential Financial, Inc.
6.100%, 06/15/2017	1,500,000	1,396,292
StanCorp Financial Group, Inc.
6.875%, 10/01/2012	500,000	490,299
		7,110,697
Real Estate Investment Trusts - 7.4%
Camden Property Trust
4.375%, 01/15/2010	1,000,000	969,649
Developers Diversified Realty Corp.
5.375%, 10/15/2012	1,250,000	1,137,486
Equity One, Inc.
6.250%, 01/15/2017	1,250,000	1,050,219
HCP, Inc.
4.875%, 09/15/2010	1,500,000	1,427,223
iStar Financial, Inc.
5.700%, 03/01/2014	1,000,000	490,481
Mack-Cali Realty LP
4.600%, 06/15/2013	1,000,000	926,831
Post Apartment Homes LP
5.125%, 10/12/2011	750,000	730,579
Potlatch Corp.
13.000%, 12/01/2009	1,000,000	1,083,721
Simon Property Group LP
4.875%, 08/15/2010	1,250,000	1,220,870
The Rouse Co. LP
7.200%, 09/15/2012	1,000,000	715,000
		9,752,059
TOTAL FINANCIALS		48,081,679

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	1,500,000	1,359,267
TOTAL HEALTH CARE		1,359,267

INDUSTRIALS - 7.6%
Building Products - 1.0%
Owens Corning, Inc.
6.500%, 12/01/2016	1,500,000	1,329,390
Commercial Services & Supplies - 1.1%
Waste Management, Inc.
6.100%, 03/15/2018	1,500,000	1,403,312
Industrial Conglomerates - 1.1%
Hutchison Whampoa International (03/33) Ltd.
6.250%, 01/24/2014 (a)	1,500,000	1,431,435
Machinery - 1.9%
Caterpillar, Inc.
5.700%, 08/15/2016	1,500,000	1,479,406
Timken Co.
5.750%, 02/15/2010	1,000,000	975,879
		2,455,285
Road & Rail - 2.5%
CSX Corp.
5.600%, 05/01/2017	1,500,000	1,308,619
Ryder System, Inc.
4.625%, 04/01/2010	1,000,000	1,007,460
Union Pacific Corp.
3.625%, 06/01/2010	1,000,000	986,280
		3,302,359
TOTAL INDUSTRIALS		9,921,781

INFORMATION TECHNOLOGY - 1.9%
Computers & Peripherals - 0.8%
NCR Corp.
7.125%, 06/15/2009	1,000,000	1,005,770
IT Services - 1.1%
Computer Sciences Corp.
6.500%, 03/15/2018 (a)	1,500,000	1,443,206
TOTAL INFORMATION TECHNOLOGY		2,448,976

MATERIALS - 1.6%
Chemicals - 0.8%
Monsanto Co.
7.375%, 08/15/2012	1,000,000	1,066,686
Metals & Mining - 0.8%
Teck Cominco Ltd.
7.000%, 09/15/2012	1,000,000	1,012,930
TOTAL MATERIALS		2,079,616

TELECOMMUNICATION SERVICES - 5.8%
Diversified Telecommunication Services - 4.5%
AT&T Corp.
7.300%, 11/15/2011	500,000	519,605
Embarq Corp.
6.738%, 06/01/2013	1,500,000	1,323,405
France Telecom SA
7.750%, 03/01/2011	1,000,000	1,050,070
Telecom Italia Capital SA
5.250%, 10/01/2015	1,500,000	1,250,340
Verizon Communications, Inc.
5.350%, 02/15/2011	1,750,000	1,759,485
		5,902,905
Wireless Telecommunication Services - 1.3%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	1,000,000	945,343
New Cingular Wireless Services, Inc.
7.875%, 03/01/2011	750,000	789,982
		1,735,325
TOTAL TELECOMMUNICATION SERVICES		7,638,230

UTILITIES - 15.5%
Electric Utilities - 11.2%
Appalachian Power Co.
5.550%, 04/01/2011	1,500,000	1,482,840
Commonwealth Edison Co.
5.950%, 08/15/2016	1,500,000	1,418,790
Duke Energy Carolinas LLC
6.050%, 04/15/2038	1,350,000	1,226,002
Entergy Mississippi, Inc.
5.920%, 02/01/2016	1,000,000	977,016
IPALCO Enterprises, Inc.
8.625%, 11/14/2011	1,000,000	1,010,000
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,500,000	1,361,538
Metropolitan Edison Co.
4.875%, 04/01/2014	750,000	673,579
Pepco Holdings, Inc.
4.000%, 05/15/2010	750,000	737,213
Potomac Electric Power Co.
6.500%, 11/15/2037	750,000	724,043
PSEG Power LLC
5.000%, 04/01/2014	750,000	680,948
Scottish Power Ltd.
4.910%, 03/15/2010	1,000,000	1,004,850
Tenaska Georgia Partners LP
9.500%, 02/01/2030	494,996	552,224
Union Electric Co.
6.400%, 06/15/2017	1,500,000	1,432,509
Virginia Electric & Power Co.
5.400%, 01/15/2016	1,500,000	1,409,445
		14,690,997
Gas Utilities - 1.7%
CenterPoint Energy Resources Corp.
5.950%, 01/15/2014	500,000	466,632
Southwest Gas Corp.
7.625%, 05/15/2012	1,000,000	1,034,985
Spectra Energy Capital LLC
5.500%, 03/01/2014	750,000	715,756
		2,217,373
Independent Power Producers & Energy Traders - 1.2%
Energy Future Competitive Holdings Co.
7.480%, 01/01/2017	619,000	559,077
TransAlta Corp.
6.750%, 07/15/2012	1,000,000	1,004,780
		1,563,857
Multi-Utilities - 1.4%
Avista Corp.
5.950%, 06/01/2018	1,000,000	923,750
Consumers Energy Co.
6.000%, 02/15/2014	1,000,000	973,156
		1,896,906
TOTAL UTILITIES		20,369,133
Total Corporate Bonds (Cost $143,600,600)		$127,213,134

Foreign Government Bonds - 1.0%	Face Amount	Fair Value
United Mexican States
5.875%, 01/15/2014	$1,250,000	$1,260,938
Total Foreign Government Bonds (Cost $1,254,210)		$1,260,938

Short-Term Notes - 1.5%	Face Amount	Fair Value
American Express Credit Corp
2.50%, 10/01/2008	$1,994,000	$1,994,000
Total Short-Term Notes (Cost $1,994,000)		$1,994,000

Total Investments - 99.6% (Cost $146,848,832) (d)		$130,468,072
Other Assets in Excess of Liabilities - 0.4%		490,430
Net Assets - 100.0%		$130,958,502

Percentages are stated as a percent of net assets.
Footnotes:
(a) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2008, the value of these securities totaled $5,949,417 or 4.5% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(b) This security is a fixed-to-floating rate bond. The coupon rate is fixed at 5.900% through 12/21/2010. Thereafter, the rate is a variable rate based on the highest rate among the three month U.S. LIBOR and the 10-year and 30-year Constant Maturity Treasury rates.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2008.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Omni Portfolio

Common Stocks - 62.7%	Shares	Fair Value
CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 1.3%
McDonald's Corp.	9,300	$573,810
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	4,600	334,696
Media - 1.1%
The Walt Disney Co.	15,700	481,833
Multiline Retail - 0.3%
Nordstrom, Inc.	4,000	115,280
Specialty Retail - 0.4%
Staples, Inc.	4,400	99,000
Tiffany & Co.	2,000	71,040
		170,040
TOTAL CONSUMER DISCRETIONARY		1,675,659

CONSUMER STAPLES - 5.6%
Beverages - 2.7%
The Coca-Cola Co.	11,300	597,544
PepsiCo, Inc.	8,400	598,668
		1,196,212
Food Products - 1.2%
H.J. Heinz Co.	10,800	539,676
Household Products - 1.7%
Energizer Holdings, Inc. (a)	4,800	386,640
The Procter & Gamble Co.	5,700	397,233
		783,873
TOTAL CONSUMER STAPLES		2,519,761

ENERGY - 5.7%
Energy Equipment & Services - 1.0%
Halliburton Co.	14,100	456,699
Oil, Gas & Consumable Fuels - 4.7%
Apache Corp.	3,800	396,264
Cabot Oil & Gas Corp.	15,100	545,714
Hess Corp.	5,700	467,856
Marathon Oil Corp.	12,400	494,388
XTO Energy, Inc.	4,400	204,688
		2,108,910
TOTAL ENERGY		2,565,609

FINANCIALS - 12.7%
Capital Markets - 0.5%
Morgan Stanley	9,500	218,500
Diversified Financial Services - 4.4%
Bank of America Corp.	24,700	864,500
Citigroup, Inc.	13,700	280,987
JPMorgan Chase & Co.	17,900	835,930
		1,981,417
Insurance - 7.8%
Lincoln National Corp.	12,700	543,687
MetLife, Inc.	10,800	604,800
Prudential Financial, Inc.	7,100	511,200
The Chubb Corp.	12,600	691,740
The Hartford Financial Services Group, Inc.	12,000	491,880
Travelers Companies, Inc.	14,200	641,840
		3,485,147
TOTAL FINANCIALS		5,685,064

HEALTH CARE - 9.9%
Biotechnology - 3.5%
Amgen, Inc. (a)	4,100	243,007
Human Genome Sciences, Inc. (a)	56,000	355,600
Savient Pharmaceuticals, Inc. (a)	16,900	251,979
Vertex Pharmaceuticals, Inc. (a)	21,900	727,956
		1,578,542
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	3,000	196,890
Life Sciences Tools & Services - 3.3%
Invitrogen Corp. (a)	15,300	578,340
Sequenom, Inc. (a)	13,500	359,370
Thermo Fisher Scientific, Inc. (a)	10,000	550,000
		1,487,710
Pharmaceuticals - 2.6%
Mylan, Inc. (a)	46,500	531,030
Pfizer, Inc.	35,200	649,088
		1,180,118
TOTAL HEALTH CARE		4,443,260

INDUSTRIALS - 6.4%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	12,900	535,995
Lockheed Martin Corp.	2,100	230,307
Precision Castparts Corp.	5,100	401,778
Rockwell Collins, Inc.	1,800	86,562
United Technologies Corp.	9,600	576,576
		1,831,218
Electrical Equipment - 0.8%
Acuity Brands, Inc.	700	29,232
SunPower Corp. (a)	4,717	325,736
		354,968
Industrial Conglomerates - 1.5%
General Electric Co.	27,400	698,700
TOTAL INDUSTRIALS		2,884,886

INFORMATION TECHNOLOGY - 14.3%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	29,300	661,008
Corning, Inc.	20,300	317,492
QUALCOMM, Inc.	9,000	386,730
		1,365,230
Computers & Peripherals - 3.7%
Apple, Inc. (a)	1,300	147,758
Hewlett-Packard Co.	13,600	628,864
International Business Machines Corp.	5,300	619,888
NetApp, Inc. (a)	15,300	278,919
		1,675,429
Internet Software & Services - 1.2%
Google, Inc. Class A (a)	1,390	556,723
Semiconductors & Semiconductor Equipment - 3.9%
Applied Materials, Inc.	44,300	670,259
Intel Corp.	27,700	518,821
Maxim Integrated Products, Inc.	30,100	544,810
		1,733,890
Software - 2.5%
Electronic Arts, Inc. (a)	15,300	565,947
Microsoft Corp.	19,900	531,131
		1,097,078
TOTAL INFORMATION TECHNOLOGY		6,428,350

MATERIALS - 2.9%
Chemicals - 2.9%
Agrium, Inc.	5,900	330,872
Celanese Corp. Class A	14,500	404,695
Monsanto Co.	5,700	564,186
TOTAL MATERIALS		1,299,753

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	4,900	136,808
Verizon Communications, Inc.	15,500	497,395
TOTAL TELECOMMUNICATION SERVICES		634,203
Total Common Stocks (Cost $31,888,776)		$28,136,545

Corporate Bonds - 31.3%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 3.8%
Automobiles - 0.6%
Daimler Finance North America LLC
6.500%, 11/15/2013	$250,000	$244,231
Household Durables - 0.4%
Centex Corp.
5.125%, 10/01/2013	250,000	198,750
Media - 2.5%
Clear Channel Communications, Inc.
4.250%, 05/15/2009	250,000	236,250
Comcast Corp.
5.875%, 02/15/2018	150,000	133,977
Cox Communications, Inc.
6.750%, 03/15/2011	250,000	254,087
Rogers Cable, Inc.
5.500%, 03/15/2014	250,000	231,213
The Walt Disney Co.
6.200%, 06/20/2014	250,000	259,719
		1,115,246
Multiline Retail - 0.3%
Macy's Retail Holdings, Inc.
5.900%, 12/01/2016	150,000	123,841
TOTAL CONSUMER DISCRETIONARY		1,682,068

CONSUMER STAPLES - 2.2%
Beverages - 0.3%
Anheuser-Busch Cos., Inc.
5.500%, 01/15/2018	150,000	129,047
Food & Staples Retailing - 1.0%
CVS/Caremark Corp.
5.750%, 06/01/2017	150,000	140,407
Kroger Co.
6.400%, 08/15/2017	150,000	144,065
Safeway, Inc.
6.350%, 08/15/2017	150,000	145,617
		430,089
Food Products - 0.6%
Bunge N.A. Finance LP
5.900%, 04/01/2017	150,000	129,721
Kraft Foods, Inc.
6.500%, 08/11/2017	150,000	144,569
		274,290
Household Products - 0.3%
Kimberly-Clark Corp.
6.125%, 08/01/2017	150,000	150,491
TOTAL CONSUMER STAPLES		983,917

ENERGY - 2.8%
Energy Equipment & Services - 0.3%
Weatherford International Ltd.
6.000%, 03/15/2018	150,000	134,906
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	150,000	138,079
Boardwalk Pipelines LP
5.500%, 02/01/2017	250,000	228,007
Enterprise Products Operating LP
5.000%, 03/01/2015	150,000	134,297
Magellan Midstream Partners LP
6.400%, 07/15/2018	150,000	147,579
Valero Energy Corp.
4.750%, 06/15/2013	250,000	229,210
XTO Energy, Inc.
4.900%, 02/01/2014	250,000	233,750
		1,110,922
TOTAL ENERGY		1,245,828

FINANCIALS - 10.7%
Capital Markets - 2.1%
Jefferies Group, Inc.
5.875%, 06/08/2014	150,000	126,094
Mellon Funding Corp.
5.500%, 11/15/2018	250,000	193,556
Merrill Lynch & Co, Inc.
6.050%, 05/16/2016	150,000	122,568
Morgan Stanley
4.750%, 04/01/2014	250,000	132,663
Nuveen Investments, Inc.
5.500%, 09/15/2015	250,000	126,250
The Goldman Sachs Group, Inc.
5.150%, 01/15/2014	250,000	205,547
		906,678
Commercial Banks - 1.9%
BB&T Corp.
5.200%, 12/23/2015	150,000	131,911
Deutsche Bank Capital Funding Trust VII
5.628%, Perpetual (b)(c)	250,000	191,747
KeyBank NA
5.700%, 11/01/2017	150,000	85,798
PNC Funding Corp.
5.250%, 11/15/2015	150,000	132,623
RBS Capital Trust III
5.512%, Perpetual (c)	250,000	202,255
Wachovia Capital Trust III
5.800%, Perpetual (c)	250,000	105,047
		849,381
Consumer Finance - 1.6%
American General Finance Corp.
5.400%, 12/01/2015	150,000	74,142
Capital One Bank USA NA
5.125%, 02/15/2014	250,000	218,709
Discover Financial Services
6.450%, 06/12/2017	150,000	108,628
HSBC Finance Corp.
6.375%, 11/27/2012	250,000	240,810
SLM Corp.
5.375%, 05/15/2014	150,000	93,101
		735,390
Diversified Financial Services - 1.7%
Bank of America Corp.
5.750%, 08/15/2016	150,000	124,944
Capmark Financial Group, Inc.
6.300%, 05/10/2017	150,000	59,013
Citigroup, Inc.
5.850%, 08/02/2016	150,000	126,804
General Electric Capital Corp.
5.000%, 01/08/2016	250,000	212,019
JPMorgan Chase & Co.
5.150%, 10/01/2015	250,000	225,205
		747,985
Insurance - 1.5%
Assurant, Inc.
5.625%, 02/15/2014	250,000	232,858
Liberty Mutual Group, Inc.
5.750%, 03/15/2014 (b)	250,000	223,574
MetLife, Inc.
5.375%, 12/15/2012	250,000	241,817
		698,249
Real Estate Investment Trusts - 1.9%
Colonial Realty LP
6.050%, 09/01/2016	150,000	126,709
Duke Realty LP
4.625%, 05/15/2013	250,000	227,699
HCP, Inc.
6.000%, 01/30/2017	150,000	120,097
iStar Financial, Inc.
6.000%, 12/15/2010	250,000	149,441
Post Apartment Homes LP
5.125%, 10/12/2011	250,000	243,527
		867,473
TOTAL FINANCIALS		4,805,156

HEALTH CARE - 1.8%
Health Care Equipment & Supplies - 0.3%
Hospira, Inc.
6.050%, 03/30/2017	150,000	143,249
Health Care Providers & Services - 0.6%
UnitedHealth Group, Inc.
6.000%, 02/15/2018	150,000	135,927
WellPoint, Inc.
5.875%, 06/15/2017	150,000	139,077
		275,004
Pharmaceuticals - 0.9%
Abbott Laboratories
5.600%, 11/30/2017	150,000	145,652
Wyeth
6.950%, 03/15/2011	250,000	263,930
		409,582
TOTAL HEALTH CARE		827,835

INDUSTRIALS - 1.7%
Building Products - 0.3%
Owens Corning, Inc.
6.500%, 12/01/2016	150,000	132,939
Commercial Services & Supplies - 0.3%
Waste Management, Inc.
6.100%, 03/15/2018	150,000	140,331
Industrial Conglomerates - 0.5%
Hutchison Whampoa International (03/33) Ltd.
6.250%, 01/24/2014 (b)	250,000	238,572
Road & Rail - 0.6%
CSX Corp.
5.600%, 05/01/2017	150,000	130,862
ERAC USA Finance Co.
6.375%, 10/15/2017 (b)	150,000	119,415
		250,277
TOTAL INDUSTRIALS		762,119

INFORMATION TECHNOLOGY - 0.3%
IT Services - 0.3%
Computer Sciences Corp.
6.500%, 03/15/2018 (b)	150,000	144,321
TOTAL INFORMATION TECHNOLOGY		144,321

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.4%
AT&T Corp.
7.300%, 11/15/2011	250,000	259,802
Embarq Corp.
6.738%, 06/01/2013	150,000	132,341
Telecom Italia Capital SA
5.250%, 10/01/2015	250,000	208,390
Telefonos de Mexico S.A.B. de C.V.
5.500%, 01/27/2015	250,000	237,143
Verizon Florida LLC
6.125%, 01/15/2013	250,000	241,983
		1,079,659
Wireless Telecommunication Services - 0.5%
America Movil S.A.B. de C.V.
5.750%, 01/15/2015	250,000	236,336
TOTAL TELECOMMUNICATION SERVICES		1,315,995

UTILITIES - 5.1%
Electric Utilities - 3.7%
Commonwealth Edison Co.
5.950%, 08/15/2016	150,000	141,879
Duke Energy Carolinas LLC
6.050%, 04/15/2038	150,000	136,222
Kansas City Power & Light Co.
5.850%, 06/15/2017	150,000	136,154
Nevada Power Co.
5.950%, 03/15/2016	150,000	141,927
Pennsylvania Electric Co.
6.050%, 09/01/2017	150,000	138,323
Potomac Electric Power Co.
6.500%, 11/15/2037	150,000	144,809
PSEG Power LLC
5.000%, 04/01/2014	250,000	226,982
Southern Power Co.
4.875%, 07/15/2015	250,000	227,335
Union Electric Co.
6.400%, 06/15/2017	150,000	143,251
Virginia Electric and Power Co.
4.750%, 03/01/2013	250,000	240,360
		1,677,242
Gas Utilities - 0.5%
Spectra Energy Capital LLC
5.500%, 03/01/2014	250,000	238,585
Multi-Utilities - 0.6%
Consumers Energy Co.
6.000%, 02/15/2014	250,000	243,289
Water Utilities - 0.3%
American Water Capital Corp.
6.085%, 10/15/2017	150,000	138,980
TOTAL UTILITIES		2,298,096

Total Corporate Bonds (Cost $16,112,963)		$14,065,335

Repurchase Agreements - 5.7%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$2,549,000	$2,549,000
Repurchase price $2,549,035
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $2,599,983
Total Repurchase Agreements (Cost $2,549,000)		$2,549,000

Total Investments - 99.7% (Cost $50,550,740) (d)		$44,750,880
Other Assets in Excess of Liabilities - 0.3%		147,076
Net Assets - 100.0%		$44,897,956

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2008, the value of these securities totaled $917,629 or 2.0% of the Portfolio's net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Fixed-to-floating rate, callable, perpetual life trust preferred security. Interest rates stated are those in effect at September 30, 2008.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - International Portfolio

Common Stocks - 87.3%	Shares	Fair Value
United Kingdom - 17.5%
AMEC plc (b) (3)	250,000	$2,867,598
Autonomy Corp. plc (a) (b) (7)	202,900	3,767,291
BG Group plc (b) (3)	124,000	2,248,871
Diageo plc (b) (2)	249,100	4,249,516
Imperial Tobacco Group plc (b) (2)	150,800	4,840,795
Reckitt Benckiser Group plc (b) (2)	74,700	3,621,823
Reed Elsevier plc (b) (1)	358,000	3,564,871
Rio Tinto plc (b) (8)	35,800	2,246,783
Serco Group plc (b) (6)	656,200	4,279,602
Shire plc (b) (5)	213,000	3,368,201
Smiths Group plc (b) (6)	143,000	2,593,073
Standard Chartered plc (b) (4)	144,900	3,565,346
		41,213,770
Japan - 15.9%
Daiwa Securities Group, Inc. (b) (4)	639,000	4,654,308
Keyence Corp. (b) (7)	17,900	3,570,747
Komatsu Ltd. (b) (6)	180,000	2,946,871
Mitsui OSK Lines Ltd. (b) (6)	223,000	1,937,504
Nikon Corp. (b) (1)	197,000	4,725,839
Shimano, Inc. (b) (1)	95,400	3,284,233
Sony Corp. (b) (1)	66,300	2,044,534
Sumitomo Mitsui Financial Group, Inc. (b) (4)	620	3,887,192
Terumo Corp. (b) (5)	69,900	3,646,293
Tokai Carbon Co. (b) (8)	349,000	2,559,752
Yamada Denki Co. Ltd. (b) (1)	54,600	4,138,617
		37,395,890
Switzerland - 11.3%
ABB Ltd. (a) (b) (6)	202,000	3,914,443
Compagnie Financiere Richemont SA (b) (1)	88,800	3,923,491
Nestle SA (b) (2)	204,574	8,841,185
Roche Holding AG - Genusschein (b) (5)	38,900	6,089,480
Syngenta AG (b) (8)	18,900	3,985,708
		26,754,307
Canada - 7.7%
Nexen Inc. (b) (3)	118,800	2,757,209
Potash Corp. of Saskatchewan, Inc. (8)	29,100	3,841,491
Research in Motion Ltd. (a) (7)	28,400	1,939,720
Shoppers Drug Mart Corp. (b) (2)	94,100	4,540,319
Suncor Energy Inc. (3)	66,500	2,802,310
Talisman Energy Inc. (b) (3)	162,380	2,291,706
		18,172,755
Germany - 5.0%
E.ON AG (b) (10)	87,300	4,433,932
SAP AG - ADR (7)	89,200	4,765,956
SGL Carbon AG (a) (b) (6)	65,700	2,610,029
		11,809,917
France - 4.7%
AXA SA (b) (4)	126,570	4,143,190
Groupe Danone (b) (2)	54,200	3,844,510
Nexans SA (b) (6)	35,200	3,131,380
		11,119,080
Australia - 3.7%
BHP Billiton Ltd. (b) (8)	169,000	4,372,136
CSL Ltd. (b) (5)	144,100	4,365,494
		8,737,630
China - 3.5%
China Citic Bank (b) (4)	6,836,000	3,073,255
China COSCO Holdings Co. Ltd. Class H (b) (6)	1,758,000	1,602,629
China Railway Construction Corp. (a) (b) (6)	2,724,000	3,596,713
		8,272,597
Spain - 3.5%
Banco Santander, SA (b) (4)	224,600	3,367,725
Telefonica SA (b) (9)	203,500	4,838,737
		8,206,462
Hong Kong - 2.5%
Hong Kong Exchanges & Clearing Ltd. (b) (4)	240,200	2,958,405
Li & Fung Ltd. (b) (1)	1,246,200	3,049,509
		6,007,914
Brazil - 2.4%
Banco Itau Holdings Financeira SA (b) (4)	211,400	3,499,448
Companhia Vale Do Rio Doce - ADR (8)	121,200	2,145,240
		5,644,688
Israel - 1.9%
Teva Pharmaceutical Industries, Ltd. - ADR (5)	95,700	4,382,103
Taiwan - 1.8%
HTC Corp. (b) (7)	281,100	4,363,030
Norway - 1.5%
Yara International ASA (b) (8)	97,400	3,466,457
Greece - 1.3%
National Bank of Greece (b) (4)	76,400	3,096,079
Cayman Islands - 1.3%
Baidu.com - ADR (a) (7)	12,100	3,003,583
Netherlands - 1.0%
Qiagen NV (a) (5)	118,900	2,345,897
Russia - 0.8%
Vimpel - Communications (9)	95,100	1,930,530

Total Common Stocks (Cost $263,765,004)		$205,922,689

	Face
Repurchase Agreements - 1.5%	Amount	Fair Value
State Street Bank 0.300% 10/01/2008	$3,567,000	$3,567,000
Repurchase price $3,567,030
Collateralized by:
Federal National Mortgage Association
5.300%, 05/07/2012
Fair Value: $3,640,100
Total Repurchase Agreements (Cost $3,567,000)		$3,567,000

Total Investments - 88.8% (Cost $267,332,004) (c)		$209,489,689
Other Assets in Excess of Liabilities - 11.2%		26,331,744
Net Assets - 100.0%		$235,821,433

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $178,765,859 or 75.8% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	10.5%
(2) Consumer Staples	12.7%
(3) Energy	5.5%
(4) Financials	13.7%
(5) Health Care	10.2%
(6) Industrials	11.2%
(7) Information Technology	9.1%
(8) Materials	9.6%
(9) Telecommunication Services	2.9%
(10) Utilities	1.9%
	87.3%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Capital Appreciation Portfolio

Common Stocks - 96.6%	Shares	Fair Value
CONSUMER DISCRETIONARY - 19.9%
Auto Components - 0.7%
The Goodyear Tire & Rubber Co. (a)	67,100	$1,027,301
Diversified Consumer Services - 3.4%
Career Education Corp. (a)	77,900	1,273,665
H&R Block, Inc.	104,000	2,366,000
Weight Watchers International, Inc.	30,900	1,130,940
		4,770,605
Hotels, Restaurants & Leisure - 1.6%
Pinnacle Entertainment, Inc. (a)	289,200	2,186,352
Household Durables - 2.4%
Ryland Group, Inc.	79,000	2,095,080
Sony Corp. - ADR	41,300	1,274,931
		3,370,011
Internet & Catalog Retail - 1.7%
HSN, Inc. (a)	49,980	550,280
Ticketmaster (a)	162,080	1,739,118
		2,289,398
Media - 9.1%
Ascent Media Corp. (a)	10	244
Discovery Communications, Inc. Class A (a)	91,700	1,306,725
Discovery Communications, Inc. Class C (a)	32,300	457,368
Liberty Global, Inc. Series C (a)	65,296	1,834,165
Pearson PLC - ADR	167,900	1,830,110
Radio One, Inc. Class D (a)	211,500	158,625
Sirius XM Radio, Inc. (a)	527,160	300,481
Time Warner Cable, Inc. (a)	103,900	2,514,380
Viacom, Inc. Class B (a)	84,944	2,110,009
Warner Music Group Corp.	253,600	1,927,360
Xinhua Finance Media Ltd. - ADR (a)	111,000	145,410
		12,584,877
Specialty Retail - 1.0%
The Gap, Inc.	80,100	1,424,178
TOTAL CONSUMER DISCRETIONARY		27,652,722

CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 1.2%
Wal-Mart Stores, Inc.	28,600	1,712,854
Food Products - 4.6%
Cadbury PLC (b)	225,452	2,266,625
ConAgra Foods, Inc.	141,700	2,757,482
Tyson Foods, Inc. Class A	116,800	1,394,592
		6,418,699
Household Products - 1.2%
Kimberly-Clark Corp.	26,300	1,705,292
TOTAL CONSUMER STAPLES		9,836,845

ENERGY - 10.5%
Energy Equipment & Services - 3.3%
National Oilwell Varco, Inc. (a)	47,300	2,375,879
Schlumberger Ltd.	28,400	2,217,756
		4,593,635
Oil, Gas & Consumable Fuels - 7.2%
Marathon Oil Corp.	40,500	1,614,735
Newfield Exploration Co. (a)	65,700	2,101,743
Occidental Petroleum Corp.	36,900	2,599,605
Peabody Energy Corp.	29,400	1,323,000
Sunoco, Inc.	65,800	2,341,164
		9,980,247
TOTAL ENERGY		14,573,882

FINANCIALS - 17.1%
Capital Markets - 9.0%
Eaton Vance Corp.	62,200	2,191,306
KKR Private Equity Investors LP - RDU (a)(c)	75,200	719,410
Lazard Ltd. Class A	50,900	2,176,484
The Bank Of New York Mellon Corp.	44,451	1,448,214
The Charles Schwab Corp.	123,100	3,200,600
The Goldman Sachs Group, Inc.	21,300	2,726,400
		12,462,414
Consumer Finance - 1.9%
SLM Corp. (a)	214,400	2,645,696
Insurance - 6.2%
Axis Capital Holdings Ltd.	51,900	1,645,749
StanCorp Financial Group, Inc.	40,000	2,080,000
White Mountains Insurance Group Ltd.	4,400	2,066,900
XL Capital Ltd. Class A	157,200	2,820,168
		8,612,817
TOTAL FINANCIALS		23,720,927

HEALTH CARE - 9.7%
Health Care Equipment & Supplies - 1.6%
Advanced Medical Optics, Inc. (a)	123,000	2,186,940
Health Care Providers & Services - 1.3%
Humana, Inc. (a)	43,200	1,779,840
Pharmaceuticals - 6.8%
Abbott Laboratories	29,200	1,681,336
Pfizer, Inc.	116,400	2,146,416
Shire PLC - ADR	18,200	869,050
Watson Pharmaceuticals, Inc. (a)	76,300	2,174,550
Wyeth	71,200	2,630,128
		9,501,480
TOTAL HEALTH CARE		13,468,260

INDUSTRIALS - 11.8%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	52,500	2,181,375
Airlines - 1.2%
JetBlue Airways Corp. (a)	341,800	1,691,910
Commercial Services & Supplies - 2.7%
Allied Waste Industries, Inc. (a)	222,600	2,473,086
Waste Management, Inc.	42,700	1,344,623
		3,817,709
Machinery - 3.1%
Dover Corp.	50,600	2,051,830
IDEX Corp.	38,700	1,200,474
Oshkosh Corp.	78,400	1,031,744
		4,284,048
Trading Companies & Distributors - 3.2%
Aircastle Ltd.	202,800	2,009,748
RSC Holdings, Inc. (a)	218,200	2,478,752
		4,488,500
TOTAL INDUSTRIALS		16,463,542

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	93,100	2,100,336
Motorola, Inc.	144,200	1,029,588
Nokia Corp. - ADR	108,900	2,030,985
		5,160,909
Computers & Peripherals - 1.5%
Diebold, Inc.	61,400	2,032,954
Internet Software & Services - 0.9%
IAC/InterActiveCorp (a)	75,950	1,313,935
IT Services - 1.0%
CACI International, Inc. Class A (a)	27,500	1,377,750
Software - 4.3%
Check Point Software Technologies Ltd. (a)	87,400	1,987,476
Manhattan Associates, Inc. (a)	65,400	1,461,036
Symantec Corp. (a)	131,600	2,576,728
		6,025,240
TOTAL INFORMATION TECHNOLOGY		15,910,788

MATERIALS - 5.5%
Chemicals - 2.8%
E.I. du Pont de Nemours & Co.	66,900	2,696,070
Nalco Holding Co.	64,300	1,192,122
		3,888,192
Containers & Packaging - 1.5%
Smurfit-Stone Container Corp. (a)	443,100	2,082,570
Paper & Forest Products - 1.2%
Domtar Corp. (a)	353,000	1,623,800
TOTAL MATERIALS		7,594,562

TELECOMMUNICATION SERVICES - 1.6%
Wireless Telecommunication Services - 1.6%
Sprint Nextel Corp.	355,100	2,166,110
TOTAL TELECOMMUNICATION SERVICES		2,166,110

UTILITIES - 2.1%
Gas Utilities - 0.8%
Equitable Resources, Inc.	30,500	1,118,740
Independent Power Producers & Energy Traders - 1.3%
NRG Energy, Inc. (a)	71,600	1,772,100
TOTAL UTILITIES		2,890,840

Total Common Stocks (Cost $161,942,747)		$134,278,478

Repurchase Agreements - 1.2%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$1,643,000	$1,643,000
Repurchase price $1,643,023
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $1,675,862
Total Repurchase Agreements (Cost $1,643,000)		$1,643,000

Total Investments - 97.8% (Cost $163,585,747) (d)		$135,921,478
Other Assets in Excess of Liabilities - 2.2%		3,115,084
Net Assets - 100.0%		$139,036,562

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
RDU: Restricted Depository Unit
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. This security represents $2,266,625 or 1.6% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Security exempt from registration under Regulation D of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2008, the value of this security totaled $719,410 or 0.5% of the Portfolio's net assets. This security was deemed liquid pursuant to procedures approved by the Board of Directors.
(d) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Millennium Portfolio

Common Stocks - 96.4%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.5%
Diversified Consumer Services - 5.2%
DeVry, Inc.	16,700	$827,318
ITT Educational Services, Inc. (a)	9,800	792,918
Strayer Education, Inc.	4,800	961,248
		2,581,484
Hotels, Restaurants & Leisure - 2.5%
Penn National Gaming, Inc. (a)	23,800	632,366
WMS Industries, Inc. (a)	19,350	591,530
		1,223,896
Multiline Retail - 1.8%
Fred's, Inc.	63,100	897,282
Specialty Retail - 1.3%
GameStop Corp. Class A (a)	19,300	660,253
Textiles, Apparel & Luxury Goods - 1.7%
The Warnaco Group, Inc. (a)	18,500	837,865
TOTAL CONSUMER DISCRETIONARY		6,200,780

CONSUMER STAPLES - 5.7%
Beverages - 2.9%
Central European Distribution Corp. (a)	32,000	1,453,120
Food Products - 1.7%
Diamond Foods, Inc.	29,000	812,870
Personal Products - 1.1%
Chattem, Inc. (a)	7,100	555,078
TOTAL CONSUMER STAPLES		2,821,068

ENERGY - 5.7%
Energy Equipment & Services - 1.1%
CARBO Ceramics, Inc.	10,600	547,066
Oil, Gas & Consumable Fuels - 4.6%
Arena Resources, Inc. (a)	21,200	823,620
Comstock Resources, Inc. (a)	12,500	625,625
Concho Resources, Inc. (a)	30,200	833,822
		2,283,067
TOTAL ENERGY		2,830,133

FINANCIALS - 3.7%
Capital Markets - 2.2%
KBW, Inc. (a)	13,800	454,572
Riskmetrics Group, Inc. (a)	33,300	651,681
		1,106,253
Commercial Banks - 1.5%
PrivateBancorp, Inc.	17,600	733,216
TOTAL FINANCIALS		1,839,469

HEALTH CARE - 25.7%
Biotechnology - 2.3%
Martek Biosciences Corp. (a)	18,500	581,270
United Therapeutics Corp. (a)	5,300	557,401
		1,138,671
Health Care Equipment & Supplies - 16.8%
Edwards Lifesciences Corp. (a)	13,200	762,432
Immucor, Inc. (a)	34,700	1,109,012
Integra LifeSciences Holdings Corp. (a)	12,000	528,360
Kensey Nash Corp. (a)	18,700	588,302
Masimo Corp. (a)	19,100	710,520
Natus Medical, Inc. (a)	36,800	833,888
NuVasive, Inc. (a)	14,200	700,486
Steris Corp.	17,800	668,924
Wright Medical Group, Inc. (a)	51,900	1,579,836
Zoll Medical Corp. (a)	27,200	889,984
		8,371,744
Health Care Providers & Services - 1.3%
PharMerica Corp. (a)	30,100	676,949
Life Sciences Tools & Services - 5.3%
ICON PLC - ADR (a)	22,800	872,100
Illumina, Inc. (a)	22,800	924,084
Techne Corp. (a)	11,400	822,168
		2,618,352
TOTAL HEALTH CARE		12,805,716

INDUSTRIALS - 22.0%
Aerospace & Defense - 5.5%
Aerovironment, Inc. (a)	25,700	821,115
Argon ST, Inc. (a)	18,200	427,518
Axsys Technologies, Inc. (a)	16,200	954,828
Orbital Sciences Corp. (a)	22,700	544,119
		2,747,580
Air Freight & Logistics - 1.4%
HUB Group, Inc. Class A (a)	18,800	707,820
Airlines - 2.2%
Allegiant Travel Co. (a)	30,600	1,080,792
Commercial Services & Supplies - 6.4%
American Ecology Corp.	20,200	558,934
Clean Harbors, Inc. (a)	10,500	709,275
Cornell Companies, Inc. (a)	33,600	913,248
The GEO Group, Inc. (a)	49,700	1,004,437
		3,185,894
Marine - 1.0%
Kirby Corp. (a)	13,600	515,984
Professional Services - 5.5%
CoStar Group, Inc. (a)	18,100	821,559
FTI Consulting, Inc. (a)	8,100	585,144
Navigant Consulting, Inc. (a)	26,000	517,140
Resources Connection, Inc. (a)	35,300	795,309
		2,719,152
TOTAL INDUSTRIALS		10,957,222

INFORMATION TECHNOLOGY - 16.3%
Electronic Equipment, Instruments & Components - 2.8%
Flir Systems, Inc. (a)	19,400	745,348
Itron, Inc. (a)	7,500	663,975
		1,409,323
Internet Software & Services - 3.5%
Ariba, Inc. (a)	25,600	361,728
Omniture, Inc. (a)	33,100	607,716
Vocus, Inc. (a)	22,800	774,288
		1,743,732
Semiconductors & Semiconductor Equipment - 1.4%
Microsemi Corp. (a)	27,100	690,508
Software - 8.6%
Advent Software, Inc. (a)	22,100	778,583
Ansys, Inc. (a)	22,200	840,714
Blackboard, Inc. (a)	12,500	503,625
Concur Technologies, Inc. (a)	19,500	746,070
Nuance Communications, Inc. (a)	47,300	576,587
Solera Holdings, Inc. (a)	28,200	809,904
		4,255,483
TOTAL INFORMATION TECHNOLOGY		8,099,046

MATERIALS - 1.8%
Chemicals - 1.8%
Calgon Carbon Corp. (a)	42,800	871,408
TOTAL MATERIALS		871,408

TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
SBA Communications Corp. Class A (a)	58,400	1,510,808
TOTAL TELECOMMUNICATION SERVICES		1,510,808

Total Common Stocks (Cost $47,207,455)		$47,935,650

Repurchase Agreements - 3.9%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$1,945,000	$1,945,000
Repurchase price $1,945,027
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $1,983,903
Total Repurchase Agreements (Cost $1,945,000)		$1,945,000

Total Investments - 100.3% (Cost $49,152,455) (b)		$49,880,650
Liabilities in Excess of Other Assets - (0.3)%		(151,050)
Net Assets - 100.0%		$49,729,600

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - International Small - Mid Company Portfolio (formerly the International Small Company Portfolio)

Common Stocks - 86.2%	Shares	Fair Value
Spain - 10.5%
Abengoa SA (b) (6)	47,195	$957,906
Gamesa Corporacion Tecnologica SA (b) (6)	44,661	1,530,174
Grifols SA (b) (5)	58,165	1,486,196
Indra Sistemas SA (b) (7)	75,788	1,806,011
Laboratorios Almirall SA (b) (5)	50,828	472,947
Tecnicas Reunidas SA (b) (3)	12,839	548,179
Tubacex (b) (8)	130,703	827,561
		7,628,974
United Kingdom - 10.3%
Aggreko plc (b) (6)	58,966	580,005
Autonomy Corp. plc (a) (b) (7)	80,422	1,493,214
Fenner plc (b) (6)	99,547	314,698
Game Group plc (b) (1)	261,832	964,007
John Wood Group plc (b) (3)	157,187	955,844
Petrofac Ltd. (b) (3)	48,600	507,820
Rentokil Initial plc (b) (6)	1,032,678	1,281,244
Shire plc - ADR (5)	13,200	630,300
Wellstream Holdings plc (b) (3)	41,565	765,405
		7,492,537
Japan - 9.9%
Capcom Co., Ltd. (b) (7)	36,500	1,045,580
Hokuto Corp. (b) (2)	32,400	726,150
JGC Corp. (b) (6)	60,000	962,602
Kurita Water Industries Ltd. (b) (6)	23,500	550,414
NPC, Inc. (b) (6)	14,500	666,788
Shimano, Inc. (b) (1)	18,900	650,650
Square Enix Holdings Co. Ltd. (b) (7)	36,200	1,058,678
Tokai Carbon Co. Ltd. (b) (8)	100,000	733,453
Yamada Denki Co. Ltd. (b) (1)	10,800	818,628
		7,212,943
Germany - 9.3%
Bauer AG (b) (6)	9,793	498,296
K+S AG (b) (8)	32,724	2,330,065
Q-Cells AG (a) (b) (6)	15,898	1,351,529
SGL Carbon AG (a) (b) (6)	29,406	1,168,197
Solarworld AG (b) (6)	21,000	915,771
Stada Arzneimittel AG (b) (5)	11,520	465,814
		6,729,672
Canada - 8.1%
Agrium, Inc. (b) (8)	42,800	2,392,859
Gildan Activewear, Inc. (a) (1)	51,067	1,163,306
Oilexco, Inc. (a) (b) (3)	60,700	596,021
SNC-Lavalin Group, Inc. (b) (6)	19,518	705,711
TMX Group, Inc. (b) (4)	17,600	479,587
Viterra, Inc. (a) (b) (2)	57,400	548,516
		5,886,000
Netherlands - 6.0%
Arcadis NV (b) (6)	24,528	428,280
Fugro NV (b) (3)	17,567	1,037,375
Koninklijke Boskalis Westminster NV (b) (6)	28,953	1,372,375
Qiagen NV (a) (b) (5)	43,112	849,496
SBM Offshore NV (b) (3)	30,239	647,363
		4,334,889
Switzerland - 5.6%
Actelion Ltd. (a) (b) (5)	16,477	849,035
Basilea Pharmaceutica AG (a) (b) (5)	2,945	436,227
Lindt & Spruengli AG (b) (2)	343	836,321
Orascom Development Holding AG (a) (b) (1)	2,172	136,898
Partners Group Holding AG (b) (4)	8,765	1,097,760
Sulzer AG (b) (6)	6,814	724,991
		4,081,232
France - 5.0%
Carbone Lorraine (b) (6)	14,728	694,447
Ipsen SA (b) (5)	18,970	856,949
Neopost SA (b) (7)	6,798	641,022
Nexans SA (b) (6)	4,651	413,751
UBISOFT Entertainment SA (a) (b) (7)	14,842	1,032,489
		3,638,658
Italy - 2.8%
Davide Campari - Milano SpA (b) (2)	85,524	697,930
ERG SpA (b) (3)	36,219	600,973
Prysmian SpA (b) (6)	37,477	737,204
		2,036,107
Belgium - 2.7%
Bekaert NV (b) (6)	3,936	525,525
Umicore (b) (8)	45,697	1,411,218
		1,936,743
Singapore - 2.1%
Raffles Education Corp. Ltd. (b) (1)	1,138,000	573,459
SembCorp Marine Ltd. (b) (6)	301,800	641,616
Swiber Holdings, Ltd. (a) (b) (3)	405,000	307,590
		1,522,665
Israel - 1.8%
Nice Systems Ltd. - ADR (a) (7)	48,700	1,326,588
Norway - 1.7%
Fred Olsen Energy ASA (b) (3)	18,050	696,899
TGS Nopec Geophysical Co. ASA (a) (b) (3)	65,600	527,820
		1,224,719
Bermuda - 1.5%
Central European Media Enterprises Ltd. Class A (a) (1)	16,600	1,085,640
Finland - 1.3%
Konecranes Oyj (b) (6)	22,350	534,457
Nokian Renkaat Oyj (b) (1)	17,223	414,436
		948,893
Austria - 1.3%
Andritz AG (b) (6)	21,444	925,638
Sweden - 1.0%
Getinge AB (b) (5)	33,511	690,714
Australia - 0.8%
Incitec Pivot Ltd. (a) (b) (8)	148,040	593,132
Thailand - 0.7%
Banpu Public Co. Ltd. - GDR (b) (3)	56,400	496,653
Egypt - 0.6%
El Ezz Steel Co. (b) (8)	125,925	422,342
China - 0.6%
Giant Interactive Group, Inc. - ADR (a) (7)	60,400	402,264
Ireland - 0.5%
Dragon Oil plc (a) (b) (3)	119,593	378,155
South Korea - 0.5%
MegaStudy Co. Ltd. (b) (1)	2,449	373,013
Cyprus - 0.5%
Bank of Cyprus Public Co. Ltd. (b) (4)	44,342	352,640
Malaysia - 0.5%
Mah Sing Group BHD (b) (4)	805,700	341,064
Greece - 0.4%
Intralot SA (b) (1)	36,817	314,480
United Arab Emirates - 0.2%
Depa Ltd. (a) (6)	35,700	151,725

Total Common Stocks (Cost $67,281,880)		$62,528,080

	Face
Repurchase Agreements - 13.4%	Amount	Fair Value
State Street Bank 0.300% 10/01/2008	$9,708,000	$9,708,000
Repurchase price $9,708,081
Collateralized by:
Federal National Mortgage Association
5.300%, 05/07/2012
Fair Value: $9,902,913
Total Repurchase Agreements (Cost $9,708,000)		$9,708,000

Total Investments (Cost $76,989,880) (c) - 99.6%		$72,236,080
Other Assets in Excess of Liabilities - 0.4%		266,572
Net Assets - 100.0%		$72,502,652

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Non-Income Producing.
(b) Securities denominated in foreign currency and traded on a foreign exchange have been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $57,768,257 or 79.7% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold. The Portfolio's securities that are not subjected to fair value procedures are traded on exchanges whose local close times are consistent with the 4:00pm Eastern Time U.S. market close.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to the Schedule of Investments.

Sector Classifications:
(1) Consumer Discretionary	9.0%
(2) Consumer Staples	3.9%
(3) Energy	11.1%
(4) Financials	3.1%
(5) Health Care	9.3%
(6) Industrials	25.7%
(7) Information Technology	12.1%
(8) Materials	12.0%
	86.2%

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Aggressive Growth Portfolio

Commom Stocks - 89.2%	Shares	Fair Value
CONSUMER DISCRETIONARY - 2.5%
Household Durables - 2.0%
Sony Corp. (b)	15,465	$460,947
Media - 0.5%
News Corp. Class A	9,860	118,221
TOTAL CONSUMER DISCRETIONARY		579,168

CONSUMER STAPLES - 9.0%
Beverages - 3.5%
Davide Campari-Milano SpA (b)	71,910	577,544
InBev (b)	4,245	250,010
		827,554
Food & Staples Retailing - 3.2%
CVS/Caremark Corp.	22,340	751,964
Food Products - 2.3%
Bunge Ltd.	8,430	532,607
TOTAL CONSUMER STAPLES		2,112,125

ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Apache Corp.	2,840	296,155
Hess Corp.	9,020	740,362
TOTAL ENERGY		1,036,517

FINANCIALS - 6.1%
Capital Markets - 0.8%
UBS AG (a)	131	2,298
UBS AG (a)(b)	11,200	183,910
		186,208
Diversified Financial Services - 2.2%
CME Group, Inc.	1,035	384,513
MarketAxess Holdings, Inc. (a)	15,435	124,561
		509,074
Insurance - 0.8%
National Financial Partners Corp.	13,120	196,800
Real Estate Investment Trusts - 2.3%
CapitalSource, Inc.	43,764	538,297
TOTAL FINANCIALS		1,430,379

HEALTH CARE - 17.5%
Biotechnology - 12.6%
Celgene Corp. (a)	22,250	1,407,980
Gilead Sciences, Inc. (a)	33,825	1,541,744
		2,949,724
Health Care Equipment & Supplies - 3.7%
Intuitive Surgical, Inc. (a)	3,579	862,467
Pharmaceuticals - 1.2%
Roche Holding AG (b)	1,877	291,351
TOTAL HEALTH CARE		4,103,542

INDUSTRIALS - 8.1%
Air Freight & Logistics - 1.2%
FedEx Corp.	3,520	278,221
Electrical Equipment - 5.9%
ABB Ltd. (b)	55,318	1,039,242
SunPower Corp. (a)	4,392	303,295
		1,342,537
Professional Services - 1.0%
CoStar Group, Inc. (a)	5,410	245,560
TOTAL INDUSTRIALS		1,866,318

INFORMATION TECHNOLOGY - 25.2%
Communications Equipment - 9.5%
Cisco Systems, Inc. (a)	34,460	777,417
Corning, Inc.	38,445	601,280
QUALCOMM, Inc.	9,275	398,547
Research In Motion Ltd. (a)	6,520	445,316
		2,222,560
Computers & Peripherals - 3.8%
Apple, Inc. (a)	7,835	890,526
Electronic Equipment, Instruments & Components - 2.4%
Trimble Navigation Ltd. (a)	21,990	568,662
Internet Software & Services - 5.4%
Equinix, Inc. (a)	4,235	294,163
Google, Inc. Class A (a)	1,815	726,944
VistaPrint Limited (a)	7,525	247,121
		1,268,228
Semiconductors & Semiconductor Equipment - 0.4%
Cypress Semiconductor Corp. (a)	16,015	83,598
Software - 3.7%
Oracle Corp. (a)	42,965	872,619
TOTAL INFORMATION TECHNOLOGY		5,906,193

MATERIALS - 8.0%
Chemicals - 5.6%
Potash Corp. of Saskatchewan, Inc.	9,900	1,306,899
Metals & Mining - 2.4%
Companhia Vale do Rio Doce - ADR	30,075	575,936
TOTAL MATERIALS		1,882,835

TELECOMMUNICATION SERVICES - 8.4%
Diversified Telecommunication Services - 0.9%
tw telecom, inc. (a)	20,275	210,657
Wireless Telecommunication Services - 7.5%
America Movil S.A.B. de C.V. - ADR	17,145	794,842
Cellcom Israel Ltd.	7,760	233,266
Crown Castle International Corp. (a)	25,360	734,679
		1,762,787
TOTAL TELECOMMUNICATION SERVICES		1,973,444

Total Common Stocks (Cost $22,621,508)		$20,890,521

Short-Term Notes - 3.0%	Face Amount	Fair Value
Federal Home Loan Bank Discount Note
0.100%, 10/01/2008	$700,000	$700,000
Total Short-Term Notes (Cost $700,000)		$700,000

Repurchase Agreements - 8.7%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$2,037,000	$2,037,000
Repurchase price $2,037,028
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $2,077,743
Total Repurchase Agreements (Cost $2,037,000)		$2,037,000

Total Investments - 100.8% (Cost $25,358,508) (c)		$23,627,521
Liabilities in Excess of Other Assets - (0.8)%		(199,140)
Net Assets - 100.0%		$23,428,381

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $2,803,004 or 12.0% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Small Cap Growth Portfolio

Common Stocks - 91.5%	Shares	Fair Value
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.3%
Motorcar Parts of America, Inc. (a)	10,070	$60,168
Diversified Consumer Services - 2.2%
American Public Education, Inc. (a)	5,685	274,472
Corinthian Colleges, Inc. (a)	4,820	72,300
Sotheby's	4,340	87,060
		433,832
Hotels, Restaurants & Leisure - 2.6%
Great Canadian Gaming Corp. (a)(b)	14,325	85,472
Kingdom Hotel Investments - GDR (a)	30,180	183,312
Morgans Hotel Group Co. (a)	2,545	27,766
PokerTek, Inc. (a)	7,139	22,017
Progressive Gaming International Corp. (a)	11,290	16,145
Vail Resorts, Inc. (a)	4,815	168,284
		502,996
Household Durables - 2.0%
Jarden Corp. (a)	16,810	394,195
Internet & Catalog Retail - 0.1%
The Parent Co. (a)	14,856	14,856
Leisure Equipment & Products - 1.1%
Smith & Wesson Holding Corp. (a)	25,330	94,734
Sturm, Ruger & Co, Inc. (a)	17,140	118,952
		213,686
Media - 4.8%
Genius Products, Inc. (a)	104,665	12,560
Lions Gate Entertainment Corp. (a)	46,965	427,382
Marvel Entertainment, Inc. (a)	8,995	307,089
MDC Partners, Inc. (a)	8,610	57,859
National CineMedia, Inc.	12,130	134,036
		938,926
Specialty Retail - 1.0%
Bebe Stores, Inc.	19,415	189,685
TOTAL CONSUMER DISCRETIONARY		2,748,344

CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Heckmann Corp. (a)	1,520	12,540
TOTAL CONSUMER STAPLES		12,540

ENERGY - 2.4%
Oil, Gas & Consumable Fuels - 2.4%
Carrizo Oil & Gas, Inc. (a)	4,350	157,775
Northern Oil & Gas, Inc. (a)	7,550	61,381
Whiting Petroleum Corp. (a)	1,135	80,880
World Fuel Services Corp.	7,555	173,992
TOTAL ENERGY		474,028

FINANCIALS - 5.4%
Capital Markets - 3.2%
Evercore Partners, Inc.	5,735	103,115
FCStone Group, Inc. (a)	4,125	74,209
Hercules Technology Growth Capital, Inc.	10,571	102,539
optionsXpress Holdings, Inc.	6,185	120,113
Polytec Asset Holdings Ltd. (b)	455,000	39,260
Riskmetrics Group, Inc. (a)	8,960	175,347
		614,583
Diversified Financial Services - 1.1%
MarketAxess Holdings, Inc. (a)	20,690	166,969
MSCI, Inc. (a)	2,245	53,880
		220,849
Real Estate Management & Development - 1.1%
E-House China Holdings Ltd. - ADR (a)	11,375	81,672
LPS Brasil Consultoria de Imoveis SA (b)	19,256	133,575
		215,247
TOTAL FINANCIALS		1,050,679

HEALTH CARE - 20.2%
Biotechnology - 2.2%
Acorda Therapeutics, Inc. (a)	7,440	177,444
Genomic Health, Inc. (a)	10,000	226,500
Metabolix, Inc. (a)	3,255	35,414
		439,358
Health Care Equipment & Supplies - 3.6%
CONMED Corp. (a)	4,270	136,640
I-Flow Corp. (a)	15,780	146,912
Immucor, Inc. (a)	8,095	258,716
Orthofix International NV (a)	1,865	34,745
TomoTherapy, Inc. (a)	22,050	100,989
TranS1, Inc. (a)	2,455	24,280
		702,282
Health Care Providers & Services - 12.2%
Animal Health International, Inc. (a)	5,240	43,178
athenahealth, Inc. (a)	3,600	119,772
Bio-Reference Labs, Inc. (a)	3,325	96,092
Genoptix, Inc. (a)	3,840	125,453
Health Grades, Inc. (a)	27,835	79,051
HealthExtras, Inc. (a)	9,420	246,050
Healthways, Inc. (a)	7,170	115,652
HMS Holdings Corp. (a)	3,750	89,850
Hythiam, Inc. (a)	9,521	12,282
Hythiam, Inc. (a)	32,000	41,280
LHC Group, Inc. (a)	8,445	240,514
MWI Veterinary Supply, Inc. (a)	6,630	260,493
Odontoprev SA (b)	1,500	22,466
Pediatrix Medical Group, Inc. (a)	3,960	213,523
The Providence Service Corp. (a)	3,525	34,545
PSS World Medical, Inc. (a)	14,795	288,502
Psychiatric Solutions, Inc. (a)	4,405	167,170
RadNet, Inc. (a)	8,790	35,248
Skilled Healthcare Group, Inc. Class A (a)	7,880	125,213
Virtual Radiologic Corp. (a)	3,480	28,397
		2,384,731
Health Care Technology - 2.2%
MedAssets, Inc. (a)	4,330	74,476
Omnicell, Inc. (a)	14,975	196,921
SXC Health Solutions Corp. (a)	10,095	153,949
		425,346
TOTAL HEALTH CARE		3,951,717

INDUSTRIALS - 15.4%
Aerospace & Defense - 0.4%
Ceradyne, Inc. (a)	742	27,202
Stanley, Inc. (a)	1,290	47,614
		74,816
Air Freight & Logistics - 0.8%
Forward Air Corp.	5,945	161,882
Commercial Services & Supplies - 2.7%
Cenveo, Inc. (a)	350	2,691
The GEO Group, Inc. (a)	11,895	240,398
Standard Parking Corp. (a)	12,465	276,972
		520,061
Electrical Equipment - 2.1%
Fushi Copperweld, Inc. (a)	9,958	96,493
Fushi Copperweld, Inc. (a)	1,415	13,711
GT Solar International, Inc. (a)	3,320	36,022
Harbin Electric, Inc. (Private Placement) (Aquired
06/25/2008, Cost $129,996) (a)(c)(d)(e)	9,200	98,118
JA Solar Holdings Co. Ltd. - ADR (a)	16,455	174,094
		418,438
Machinery - 0.5%
Barnes Group, Inc.	5,215	105,447
Marine - 1.4%
Horizon Lines, Inc.	27,270	269,155
Professional Services - 7.0%
CoStar Group, Inc. (a)	12,441	564,697
Duff & Phelps Corp. (a)	3,720	78,232
Huron Consulting Group, Inc. (a)	4,400	250,712
Odyssey Marine Exploration, Inc. (a)	25,775	117,019
Resources Connection, Inc. (a)	12,855	289,623
UTEK Corp. (a)	5,410	54,911
		1,355,194
Road & Rail - 0.5%
Old Dominion Freight Line, Inc. (a)	3,575	101,316
TOTAL INDUSTRIALS		3,006,309

INFORMATION TECHNOLOGY - 33.8%
Communications Equipment - 2.0%
ARRIS Group, Inc. (a)	11,710	90,518
CommScope, Inc. (a)	3,950	136,828
Starent Networks Corp. (a)	12,755	165,050
		392,396
Computers & Peripherals - 1.1%
Data Domain, Inc. (a)	9,965	221,921
Electronic Equipment, Instruments & Components - 3.5%
DTS, Inc. (a)	7,340	204,272
Elixir Gaming Technologies, Inc. - ADR (a)	69,939	23,080
Elixir Gaming Technologies, Inc. (a)	5,065	1,672
IPG Photonics Corp. (a)	11,935	232,852
L-1 Identity Solutions, Inc. (a)	14,080	215,142
		677,018
Internet Software & Services - 13.9%
Bankrate, Inc. (a)	4,685	182,293
Constant Contact, Inc. (a)	4,445	75,876
DealerTrack Holdings, Inc. (a)	10,605	178,588
Equinix, Inc. (a)	7,925	550,471
GSI Commerce, Inc. (a)	11,925	184,599
LivePerson, Inc. (a)	52,900	153,939
MercadoLibre, Inc. (a)	5,250	106,838
NaviSite, Inc. (a)	62,105	124,210
Omniture, Inc. (a)	14,575	267,597
SAVVIS, Inc. (a)	8,560	115,046
Switch & Data Facilities Co., Inc. (a)	6,710	83,539
TechTarget, Inc. (a)	6,780	47,460
Think Partnership, Inc. (a)	50,960	10,192
VistaPrint Limited (a)	19,545	641,858
		2,722,506
IT Services - 4.0%
Euronet Worldwide, Inc. (a)	8,810	147,391
Information Services Group, Inc. (a)	40,135	196,662
NeuStar, Inc. Class A (a)	12,815	254,890
Yucheng Technologies Ltd. (a)	17,760	180,264
		779,207
Semiconductors & Semiconductor Equipment - 1.9%
Microsemi Corp. (a)	14,235	362,708
Software - 7.4%
Concur Technologies, Inc. (a)	2,870	109,806
Monotype Imaging Holdings, Inc. (a)	16,720	186,094
Salary.com, Inc. (a)	3,550	14,377
Solera Holdings, Inc. (a)	16,960	487,091
Ultimate Software Group, Inc. (a)	24,050	649,350
		1,446,718
TOTAL INFORMATION TECHNOLOGY		6,602,474

TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
UCN, Inc. (a)	26,215	35,128
TOTAL TELECOMMUNICATION SERVICES		35,128

Total Common Stocks (Cost $21,626,962)		$17,881,219

Warrants - 0.0%	Contracts	Fair Value
CONSUMER DISCRETIONARY - 0.0%
PokerTek, Inc. (Private Placement)
Expiration: April 2012, Exercise Price: $10.80 (a)(c)(d)(e)	2,172	—
Total Warrants (Cost $10,536)		—

Short-Term Notes - 2.1%	Face Amount	Fair Value
Federal Home Loan Bank Discount Note
0.10%, 10/01/2008	$400,000	$400,000
Total Short-Term Notes (Cost $400,000)		$400,000

Repurchase Agreements - 6.8%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$1,331,000	$1,331,000
Repurchase price $1,331,018
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $1,357,622
Total Repurchase Agreements (Cost $1,331,000)		$1,331,000

Total Investments - 100.4% (Cost $23,368,498) (f)		$19,612,219
Liabilities in Excess of Other Assets - (0.4)%		(78,661)
Net Assets - 100.0%		$19,533,558

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
GDR: Global Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $280,773 or 1.4% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(c) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2008, the value of these securities totaled $870,699 or 3.2%
of the Portfolio's net assets. Unless otherwise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(d) A market quotation for this investment was not readily available at September 30, 2008. As discussed in Note 2 of the
Notes to Schedule of Investments, the prices for these issues were derived from an estimate of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board.
These securities represent $98,118 or 0.5% of the Portfolio's net assets.
(e) Represents a security deemed to be illiquid. At September 30, 2008, the value of illiquid securities in the Portfolio totaled
$98,118 or 0.5% of the Portfolio's net assets.
(f) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also
Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Mid Cap Opportunity Portfolio

Common Stocks - 81.7%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.5%
Diversified Consumer Services - 1.5%
DeVry, Inc.	30,000	$1,486,200
Internet & Catalog Retail - 1.5%
priceline.com, Inc. (a)	22,110	1,512,987
Specialty Retail - 6.6%
GameStop Corp. Class A (a)	37,490	1,282,533
Guess ?, Inc.	34,620	1,204,430
Ross Stores, Inc. (a)	31,050	1,142,951
The TJX Cos., Inc.	40,000	1,220,800
Urban Outfitters, Inc. (a)	51,260	1,633,656
		6,484,370
Textiles, Apparel & Luxury Goods - 2.9%
Coach, Inc. (a)	50,000	1,252,000
Fossil, Inc. (a)	55,000	1,552,650
		2,804,650
TOTAL CONSUMER DISCRETIONARY		12,288,207

CONSUMER STAPLES - 2.2%
Beverages - 1.1%
Central European Distribution Corp. (a)	23,480	1,066,227
Personal Products - 1.1%
Avon Products, Inc.	25,500	1,060,035
TOTAL CONSUMER STAPLES		2,126,262

ENERGY - 5.7%
Energy Equipment & Services - 4.1%
Atwood Oceanics, Inc. (a)	39,420	1,434,888
FMC Technologies, Inc. (a)	33,090	1,540,340
National Oilwell Varco, Inc. (a)	20,980	1,053,825
		4,029,053
Oil, Gas & Consumable Fuels - 1.6%
CONSOL Energy, Inc.	23,000	1,055,470
SandRidge Energy, Inc. (a)	28,270	554,092
		1,609,562
TOTAL ENERGY		5,638,615

FINANCIALS - 2.5%
Capital Markets - 0.9%
Northern Trust Corp.	13,000	938,600
Diversified Financial Services - 1.6%
IntercontinentalExchange, Inc. (a)	19,240	1,552,283
TOTAL FINANCIALS		2,490,883

HEALTH CARE - 17.8%
Biotechnology - 3.8%
Celgene Corp. (a)	20,000	1,265,600
OSI Pharmaceuticals, Inc. (a)	27,170	1,339,209
United Therapeutics Corp. (a)	11,300	1,188,421
		3,793,230
Health Care Equipment & Supplies - 3.6%
Intuitive Surgical, Inc. (a)	5,000	1,204,900
St. Jude Medical, Inc. (a)	54,000	2,348,460
		3,553,360
Health Care Providers & Services - 2.2%
Quest Diagnostics, Inc.	42,010	2,170,657
Life Sciences Tools & Services - 6.6%
Covance, Inc. (a)	17,000	1,502,970
Illumina, Inc. (a)	30,000	1,215,900
Qiagen NV (a)	114,000	2,249,220
Waters Corp. (a)	25,550	1,486,499
		6,454,589
Pharmaceuticals - 1.6%
Allergan, Inc.	30,000	1,545,000
TOTAL HEALTH CARE		17,516,836

INDUSTRIALS - 11.3%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	17,000	1,339,260
Commercial Services & Supplies - 1.6%
EnergySolutions, Inc.	160,976	1,609,760
Construction & Engineering - 1.6%
EMCOR Group, Inc. (a)	60,000	1,579,200
Electrical Equipment - 2.8%
Ametek, Inc.	33,430	1,362,941
GrafTech International Ltd. (a)	90,730	1,370,930
		2,733,871
Machinery - 1.4%
Flowserve Corp.	15,200	1,349,304
Marine - 0.7%
Genco Shipping & Trading Ltd.	20,000	664,800
Professional Services - 1.9%
FTI Consulting, Inc. (a)	25,400	1,834,896
TOTAL INDUSTRIALS		11,111,091

INFORMATION TECHNOLOGY - 28.0%
Communications Equipment - 7.1%
Brocade Communications Systems, Inc. (a)	280,000	1,629,600
Harris Corp.	57,000	2,633,400
Juniper Networks, Inc. (a)	62,500	1,316,875
NICE Systems, Ltd. - ADR (a)	50,000	1,362,000
		6,941,875
Electronic Equipment, Instruments & Components - 7.3%
Amphenol Corp. Class A	47,014	1,887,142
Dolby Laboratories, Inc. Class A (a)	46,620	1,640,558
Flir Systems, Inc. (a)	60,000	2,305,200
Trimble Navigation Ltd. (a)	50,000	1,293,000
		7,125,900
Internet Software & Services - 1.4%
Akamai Technologies, Inc. (a)	80,000	1,395,200
IT Services - 2.3%
Alliance Data Systems Corp. (a)	20,730	1,313,867
Genpact Limited (a)	92,120	957,127
		2,270,994
Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp. Class A (a)	70,000	1,304,100
MEMC Electronic Materials, Inc. (a)	31,710	896,125
		2,200,225
Software - 7.7%
Activision Blizzard, Inc. (a)	92,000	1,419,560
Ansys, Inc. (a)	32,630	1,235,698
FactSet Research Systems, Inc.	29,900	1,562,275
Macrovision Solutions Corp. (a)	95,000	1,461,100
McAfee, Inc. (a)	55,000	1,867,800
		7,546,433
TOTAL INFORMATION TECHNOLOGY		27,480,627

TELECOMMUNICATION SERVICES - 1.7%
Wireless Telecommunication Services - 1.7%
NII Holdings, Inc. (a)	44,230	1,677,201
TOTAL TELECOMMUNICATION SERVICES		1,677,201

Total Common Stocks (Cost $93,992,541)		$80,329,722

Repurchase Agreements - 12.4%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$12,148,000	$12,148,000
Repurchase price $12,148,169
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $12,390,976
Total Repurchase Agreements (Cost $12,148,000)		$12,148,000

Total Investments - 94.1% (Cost $106,140,541) (b)		$92,477,722
Other Assets in Excess of Liabilities - 5.9%		5,813,989
Net Assets - 100.0%		$98,291,711

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - S&P 500 Index Portfolio

Common Stocks - 98.9%	Shares	Fair Value
CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
Johnson Controls, Inc.	7,700	$233,541
The Goodyear Tire & Rubber Co. (a)	3,100	47,461
		281,002
Automobiles - 0.2%
Ford Motor Co. (a)	29,487	153,332
General Motors Corp.	7,400	69,930
Harley-Davidson, Inc.	3,100	115,630
		338,892
Distributors - 0.1%
Genuine Parts Co.	2,100	84,441
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (a)	1,400	83,020
H&R Block, Inc.	4,300	97,825
		180,845
Hotels, Restaurants & Leisure - 1.3%
Carnival Corp.	5,700	201,495
Darden Restaurants, Inc.	1,800	51,534
International Game Technology	4,000	68,720
Marriott International, Inc. Class A	3,900	101,751
McDonald's Corp.	14,700	906,990
Starbucks Corp. (a)	9,500	141,265
Starwood Hotels & Resorts Worldwide, Inc.	2,400	67,536
Wyndham Worldwide Corp.	2,360	37,076
Yum! Brands, Inc.	6,100	198,921
		1,775,288
Household Durables - 0.5%
Centex Corp.	1,600	25,920
D.R. Horton, Inc.	3,600	46,872
Fortune Brands, Inc.	2,000	114,720
Harman International Industries, Inc.	800	27,256
KB Home	1,000	19,680
Leggett & Platt, Inc.	2,100	45,759
Lennar Corp. Class A	1,800	27,342
Newell Rubbermaid, Inc.	3,600	62,136
Pulte Homes, Inc.	2,800	39,116
Snap-on, Inc.	700	36,862
The Black & Decker Corp.	800	48,600
The Stanley Works	1,000	41,740
Whirlpool Corp.	955	75,722
		611,725
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	4,200	305,592
Expedia, Inc. (a)	2,700	40,797
		346,389
Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	3,800	58,444
Hasbro, Inc.	1,600	55,552
Mattel, Inc.	4,700	84,788
		198,784
Media - 2.6%
CBS Corp. Class B	8,850	129,033
Comcast Corp. Class A	38,053	746,981
Gannett Co., Inc.	3,000	50,730
Interpublic Group of Companies, Inc. (a)	6,223	48,228
Meredith Corp.	500	14,020
News Corp. Class A	29,900	358,501
Omnicom Group, Inc.	4,200	161,952
Scripps Networks Interact, Inc.	1,200	43,572
The DIRECTV Group, Inc. (a)	7,500	196,275
The McGraw-Hill Companies, Inc.	4,100	129,601
The New York Times Co. Class A	1,500	21,435
The Walt Disney Co.	24,400	748,836
The Washington Post Co. Class B	50	27,838
Time Warner, Inc.	46,700	612,237
Viacom, Inc. Class B (a)	8,050	199,962
		3,489,201
Multiline Retail - 0.8%
Big Lots, Inc. (a)	1,100	30,613
Dillard's, Inc. Class A	700	8,260
Family Dollar Stores, Inc.	1,800	42,660
J.C. Penney Co., Inc.	2,900	96,686
Kohl's Corp. (a)	4,000	184,320
Macy's, Inc.	5,476	98,458
Nordstrom, Inc.	2,100	60,522
Sears Holdings Corp. (a)	701	65,544
Target Corp.	9,800	480,690
		1,067,753
Specialty Retail - 1.7%
Abercrombie & Fitch Co. Class A	1,100	43,395
AutoNation, Inc. (a)	1,400	15,736
AutoZone, Inc. (a)	500	61,670
Bed Bath & Beyond, Inc. (a)	3,400	106,794
Best Buy Co., Inc.	4,375	164,062
GameStop Corp. Class A (a)	2,100	71,841
Limited Brands, Inc.	3,700	64,084
Lowe's Companies, Inc.	19,100	452,479
Office Depot, Inc. (a)	3,600	20,952
RadioShack Corp.	1,700	29,376
Staples, Inc.	9,300	209,250
The Gap, Inc.	6,150	109,347
The Home Depot, Inc.	22,100	572,169
The Sherwin-Williams Co.	1,300	74,308
The TJX Cos., Inc.	5,500	167,860
Tiffany & Co.	1,600	56,832
		2,220,155
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	4,400	110,176
Jones Apparel Group, Inc.	1,100	20,361
Liz Claiborne, Inc.	1,200	19,716
NIKE, Inc. Class B	5,100	341,190
Polo Ralph Lauren Corp.	700	46,648
V.F. Corp.	1,100	85,041
		623,132
TOTAL CONSUMER DISCRETIONARY		11,217,607

CONSUMER STAPLES - 12.1%
Beverages - 2.8%
Anheuser-Busch Companies, Inc.	9,400	609,872
Brown-Forman Corp. Class B	1,000	71,810
The Coca-Cola Co.	25,900	1,369,592
Coca-Cola Enterprises, Inc.	4,100	68,757
Constellation Brands, Inc. Class A (a)	2,500	53,650
Molson Coors Brewing Co. Class B	2,000	93,500
The Pepsi Bottling Group, Inc.	1,800	52,506
PepsiCo, Inc.	20,400	1,453,908
		3,773,595
Food & Staples Retailing - 2.9%
Costco Wholesale Corp.	5,700	370,101
CVS/Caremark Corporation	18,720	630,115
Safeway, Inc.	5,700	135,204
SUPERVALU, Inc.	2,719	59,003
Sysco Corp.	7,800	240,474
The Kroger Co.	8,500	233,580
Walgreen Co.	12,900	399,384
Wal-Mart Stores, Inc.	29,200	1,748,788
Whole Foods Market, Inc.	1,800	36,054
		3,852,703
Food Products - 1.7%
Archer-Daniels-Midland Co.	8,350	182,948
Campbell Soup Co.	2,800	108,080
ConAgra Foods, Inc.	5,900	114,814
Dean Foods Co. (a)	2,000	46,720
General Mills, Inc.	4,400	302,368
H.J. Heinz Co.	4,100	204,877
Kellogg Co.	3,300	185,130
Kraft Foods, Inc. Class A	19,776	647,664
McCormick & Co., Inc.	1,700	65,365
Sara Lee Corp.	9,200	116,196
The Hershey Company	2,200	86,988
Tyson Foods, Inc. Class A	3,900	46,566
William Wrigley Jr. Co.	2,800	222,320
		2,330,036
Household Products - 2.8%
Colgate-Palmolive Co.	6,600	497,310
Kimberly-Clark Corp.	5,400	350,136
The Clorox Co.	1,800	112,842
The Procter & Gamble Co.	39,522	2,754,288
		3,714,576
Personal Products - 0.2%
Avon Products, Inc.	5,500	228,635
The Estee Lauder Cos., Inc. Class A	1,500	74,865
		303,500
Tobacco - 1.7%
Altria Group, Inc.	26,800	531,712
Lorillard, Inc.	2,297	163,432
Philip Morris International, Inc.	26,900	1,293,890
Reynolds American, Inc.	2,200	106,964
UST, Inc.	1,900	126,426
		2,222,424
TOTAL CONSUMER STAPLES		16,196,834

ENERGY - 13.2%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	4,000	242,160
BJ Services Co.	3,800	72,694
Cameron International Corp. (a)	2,800	107,912
ENSCO International, Inc.	1,900	109,497
Halliburton Co.	11,400	369,246
Nabors Industries Ltd. (a)	3,700	92,204
National Oilwell Varco, Inc. (a)	5,400	271,242
Noble Corp.	3,500	153,650
Rowan Cos., Inc.	1,500	45,825
Schlumberger Ltd.	15,600	1,218,204
Smith International, Inc.	2,800	164,192
Transocean, Inc. (a)	4,198	461,108
Weatherford International Ltd. (a)	8,900	223,746
		3,531,680
Oil, Gas & Consumable Fuels - 10.6%
Anadarko Petroleum Corp.	6,100	295,911
Apache Corp.	4,322	450,698
Cabot Oil & Gas Corp.	1,300	46,982
Chesapeake Energy Corp.	6,800	243,848
Chevron Corp.	26,738	2,205,350
ConocoPhillips	19,800	1,450,350
CONSOL Energy, Inc.	2,400	110,136
Devon Energy Corp.	5,800	528,960
El Paso Corp.	9,100	116,116
EOG Resources, Inc.	3,200	286,272
Exxon Mobil Corp.	67,700	5,257,582
Hess Corp.	3,700	303,696
Marathon Oil Corp.	9,220	367,602
Massey Energy Co.	1,100	39,237
Murphy Oil Corp.	2,500	160,350
Noble Energy, Inc.	2,300	127,857
Occidental Petroleum Corp.	10,600	746,770
Peabody Energy Corp.	3,500	157,500
Pioneer Natural Resources Co.	1,500	78,420
Range Resources Corp.	2,000	85,740
Southwestern Energy Co. (a)	4,500	137,430
Spectra Energy Corp.	8,018	190,829
Sunoco, Inc.	1,500	53,370
Tesoro Corp.	1,800	29,682
Valero Energy Corp.	6,800	206,040
Williams Cos., Inc.	7,500	177,375
XTO Energy, Inc.	7,166	333,362
		14,187,465
TOTAL ENERGY		17,719,145

FINANCIALS - 15.7%
Capital Markets - 2.8%
American Capital Ltd.	2,700	68,877
Ameriprise Financial, Inc.	2,780	106,196
E*TRADE Financial Corp. (a)	7,000	19,600
Federated Investors, Inc. Class B	1,100	31,735
Franklin Resources, Inc.	2,000	176,260
Invesco Ltd.	5,000	104,900
Janus Capital Group, Inc.	2,100	50,988
Legg Mason, Inc.	1,800	68,508
Merrill Lynch & Co., Inc.	20,000	506,000
Morgan Stanley	14,400	331,200
Northern Trust Corp.	2,900	209,380
State Street Corp.	5,600	318,528
T. Rowe Price Group, Inc.	3,400	182,614
The Bank Of New York Mellon Corp.	14,911	485,800
The Charles Schwab Corp.	12,200	317,200
The Goldman Sachs Group, Inc.	5,600	716,800
		3,694,586
Commercial Banks - 3.0%
BB&T Corp.	7,200	272,160
Comerica, Inc.	2,000	65,580
Fifth Third Bancorp	7,550	89,845
First Horizon National Corp.	2,673	25,024
Huntington Bancshares, Inc.	4,800	38,352
KeyCorp	6,400	76,416
M&T Bank Corp.	1,000	89,250
Marshall & Ilsley Corp.	3,400	68,510
National City Corp.	9,900	17,325
PNC Financial Services Group, Inc.	4,500	336,150
Regions Financial Corp.	9,075	87,120
SunTrust Banks, Inc.	4,600	206,954
U.S. Bancorp	22,690	817,294
Wachovia Corp.	28,094	98,329
Wells Fargo & Co.	43,100	1,617,543
Zions Bancorporation	1,500	58,050
		3,963,902
Consumer Finance - 0.7%
American Express Co.	15,100	534,993
Capital One Financial Corp.	4,873	248,523
Discover Financial Services	6,250	86,375
SLM Corp. (a)	6,100	75,274
		945,165
Diversified Financial Services - 4.9%
Bank of America Corp.	59,364	2,077,740
CIT Group, Inc.	3,700	25,752
Citigroup, Inc.	70,969	1,455,574
CME Group, Inc.	850	315,784
IntercontinentalExchange, Inc. (a)	1,000	80,680
JPMorgan Chase & Co.	47,743	2,229,598
Leucadia National Corp.	2,300	104,512
Moody's Corp.	2,600	88,400
NYSE Euronext, Inc.	3,500	137,130
		6,515,170
Insurance - 2.9%
AFLAC, Inc.	6,200	364,250
American International Group, Inc.	35,000	116,550
AON Corp.	3,600	161,856
Assurant, Inc.	1,500	82,500
Cincinnati Financial Corp.	2,066	58,757
Genworth Financial, Inc. Class A	5,600	48,216
Lincoln National Corp.	3,386	144,954
Loews Corp.	4,761	188,012
Marsh & McLennan Companies, Inc.	6,700	212,792
MBIA, Inc.	2,500	29,750
MetLife, Inc.	8,900	498,400
Principal Financial Group, Inc.	3,400	147,866
Prudential Financial, Inc.	5,600	403,200
The Allstate Corp.	7,100	327,452
The Chubb Corp.	4,700	258,030
The Hartford Financial Services Group, Inc.	3,900	159,861
The Progressive Corp.	8,800	153,120
Torchmark Corp.	1,100	65,780
Travelers Companies, Inc.	7,659	346,187
Unum Group	4,500	112,950
XL Capital Ltd. Class A	4,100	73,554
		3,954,037
Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co. Class A	1,131	39,608
AvalonBay Communities, Inc.	1,000	98,420
Boston Properties, Inc.	1,600	149,856
Developers Diversified Realty Corp.	1,600	50,704
Equity Residential	3,500	155,435
General Growth Properties, Inc.	3,000	45,300
HCP, Inc.	3,300	132,429
Host Hotels & Resorts, Inc.	6,800	90,372
Kimco Realty Corp.	3,000	110,820
Plum Creek Timber Co., Inc.	2,200	109,692
ProLogis	3,400	140,318
Public Storage, Inc.	1,600	158,416
Simon Property Group, Inc.	2,900	281,300
Vornado Realty Trust	1,800	163,710
		1,726,380
Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc. (a)	2,200	29,414
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	6,800	125,460
MGIC Investment Corp.	1,600	11,248
Sovereign Bancorp, Inc.	7,070	27,926
		164,634
TOTAL FINANCIALS		20,993,288

HEALTH CARE - 13.0%
Biotechnology - 1.7%
Amgen, Inc. (a)	13,806	818,282
Biogen Idec, Inc. (a)	3,745	188,336
Celgene Corp. (a)	5,900	373,352
Genzyme Corp. (a)	3,500	283,115
Gilead Sciences, Inc. (a)	12,000	546,960
		2,210,045
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	8,200	538,166
Becton, Dickinson & Co.	3,200	256,832
Boston Scientific Corp. (a)	19,503	239,302
C.R. Bard, Inc.	1,300	123,331
Covidien Ltd.	6,550	352,128
Hospira, Inc. (a)	2,110	80,602
Intuitive Surgical, Inc. (a)	500	120,490
Medtronic, Inc.	14,700	736,470
St. Jude Medical, Inc. (a)	4,500	195,705
Stryker Corp.	3,200	199,360
Varian Medical Systems, Inc. (a)	1,600	91,408
Zimmer Holdings, Inc. (a)	2,970	191,743
		3,125,537
Health Care Providers & Services - 2.0%
Aetna, Inc.	6,100	220,271
AmerisourceBergen Corp.	2,100	79,065
Cardinal Health, Inc.	4,700	231,616
CIGNA Corp.	3,600	122,328
Coventry Health Care, Inc. (a)	1,900	61,845
DaVita, Inc. (a)	1,400	79,814
Express Scripts, Inc. (a)	3,200	236,224
Humana, Inc. (a)	2,200	90,640
Laboratory Corp. of America Holdings (a)	1,400	97,300
McKesson Corp.	3,600	193,716
Medco Health Solutions, Inc. (a)	6,576	295,920
Patterson Cos., Inc. (a)	1,200	36,492
Quest Diagnostics, Inc.	2,100	108,507
Tenet Healthcare Corp. (a)	5,450	30,248
UnitedHealth Group, Inc.	15,900	403,701
WellPoint, Inc. (a)	6,700	313,359
		2,601,046
Health Care Technology - 0.0%
IMS Health, Inc.	2,400	45,384
Life Sciences Tools & Services - 0.4%
Applied Biosystems, Inc.	2,200	75,350
Millipore Corp. (a)	700	48,160
PerkinElmer, Inc.	1,600	39,952
Thermo Fisher Scientific, Inc. (a)	5,500	302,500
Waters Corp. (a)	1,300	75,634
		541,596
Pharmaceuticals - 6.6%
Abbott Laboratories	20,100	1,157,358
Allergan, Inc.	4,000	206,000
Barr Pharmaceuticals, Inc. (a)	1,400	91,420
Bristol-Myers Squibb Co.	25,800	537,930
Eli Lilly & Co.	13,000	572,390
Forest Laboratories, Inc. (a)	4,000	113,120
Johnson & Johnson	36,400	2,521,792
King Pharmaceuticals, Inc. (a)	3,200	30,656
Merck & Co., Inc.	27,900	880,524
Mylan, Inc. (a)	4,000	45,680
Pfizer, Inc.	87,830	1,619,585
Schering-Plough Corp.	21,200	391,564
Watson Pharmaceuticals, Inc. (a)	1,400	39,900
Wyeth	17,400	642,756
		8,850,675
TOTAL HEALTH CARE		17,374,283

INDUSTRIALS - 10.9%
Aerospace & Defense - 2.7%
General Dynamics Corp.	5,200	382,824
Goodrich Corp.	1,600	66,560
Honeywell International, Inc.	9,700	403,035
L-3 Communications Holdings, Inc.	1,600	157,312
Lockheed Martin Corp.	4,300	471,581
Northrop Grumman Corp.	4,400	266,376
Precision Castparts Corp.	1,800	141,804
Raytheon Co.	5,400	288,954
Rockwell Collins, Inc.	2,100	100,989
The Boeing Co.	9,600	550,560
United Technologies Corp.	12,600	756,756
		3,586,751
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	2,200	112,112
Expeditors International of Washington, Inc.	2,800	97,552
FedEx Corp.	4,100	324,064
United Parcel Service, Inc. Class B	13,100	823,859
		1,357,587
Airlines - 0.1%
Southwest Airlines Co.	9,600	139,296
Building Products - 0.1%
Masco Corp.	4,700	84,318
Commercial Services & Supplies - 0.3%
Allied Waste Industries, Inc. (a)	4,400	48,884
Avery Dennison Corp.	1,400	62,272
Cintas Corp.	1,700	48,807
Pitney Bowes, Inc.	2,700	89,802
R.R. Donnelley & Sons Co.	2,700	66,231
Waste Management, Inc.	6,400	201,536
		517,532
Construction & Engineering - 0.2%
Fluor Corp.	2,300	128,110
Jacobs Engineering Group, Inc. (a)	1,600	86,896
		215,006
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	2,300	91,885
Emerson Electric Co.	10,100	411,979
Rockwell Automation, Inc.	1,900	70,946
		574,810
Industrial Conglomerates - 3.2%
3M Co.	9,100	621,621
General Electric Co.	129,600	3,304,800
Textron, Inc.	3,200	93,696
Tyco International Ltd.	6,150	215,373
		4,235,490
Machinery - 1.6%
Caterpillar, Inc.	7,900	470,840
Cummins, Inc.	2,600	113,672
Danaher Corp.	3,300	229,020
Deere & Co.	5,600	277,200
Dover Corp.	2,400	97,320
Eaton Corp.	2,200	123,596
Illinois Tool Works, Inc.	5,200	231,140
Ingersoll-Rand Co. Ltd. Class A	4,129	128,701
ITT Corp.	2,400	133,464
Manitowoc Co., Inc.	1,700	26,435
PACCAR, Inc.	4,712	179,951
Pall Corp.	1,600	55,024
Parker Hannifin Corp.	2,200	116,600
Terex Corp. (a)	1,300	39,676
		2,222,639
Professional Services - 0.1%
Equifax, Inc.	1,700	58,565
Monster Worldwide, Inc. (a)	1,600	23,856
Robert Half International, Inc.	2,000	49,500
		131,921
Road & Rail - 1.1%
Burlington Northern Santa Fe Corp.	3,700	341,991
CSX Corp.	5,300	289,221
Norfolk Southern Corp.	4,900	324,429
Ryder System, Inc.	700	43,400
Union Pacific Corp.	6,600	469,656
		1,468,697
Trading Companies & Distributors - 0.1%
Fastenal Co.	1,700	83,963
W.W. Grainger, Inc.	800	69,576
		153,539
TOTAL INDUSTRIALS		14,687,586

INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.6%
Ciena Corp. (a)	1,142	11,511
Cisco Systems, Inc. (a)	77,000	1,737,120
Corning, Inc.	20,600	322,184
Harris Corp.	1,700	78,540
JDS Uniphase Corp. (a)	2,775	23,477
Juniper Networks, Inc. (a)	7,100	149,597
Motorola, Inc.	29,500	210,630
QUALCOMM, Inc.	21,400	919,558
Tellabs, Inc. (a)	5,200	21,112
		3,473,729
Computers & Peripherals - 4.4%
Apple, Inc. (a)	11,500	1,307,090
Dell, Inc. (a)	22,700	374,096
EMC Corp. (a)	27,000	322,920
Hewlett-Packard Co.	31,900	1,475,056
International Business Machines Corp.	17,700	2,070,192
Lexmark International, Inc. Class A (a)	1,100	35,827
NetApp, Inc. (a)	4,300	78,389
QLogic Corp. (a)	1,700	26,112
SanDisk Corp. (a)	2,900	56,695
Sun Microsystems, Inc. (a)	9,850	74,860
Teradata Corp. (a)	2,300	44,850
		5,866,087

Electronic Equipment, Instruments & Components - 0.4%
Agilent Technologies, Inc. (a)	4,700	139,402
Amphenol Corp. Class A	2,200	88,308
Jabil Circuit, Inc.	2,700	25,758
Molex, Inc.	1,900	42,655
Tyco Electronics Ltd.	6,150	170,109
		466,232
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	2,200	38,368
eBay, Inc. (a)	14,200	317,796
Google, Inc. Class A (a)	3,125	1,251,625
VeriSign, Inc. (a)	2,500	65,200
Yahoo!, Inc. (a)	18,100	313,130
		1,986,119
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	1,300	65,819
Automatic Data Processing, Inc.	6,600	282,150
Cognizant Technology Solutions Corp. Class A (a)	3,800	86,754
Computer Sciences Corp. (a)	2,000	80,380
Convergys Corp. (a)	1,600	23,648
Fidelity National Information Services, Inc.	2,500	46,150
Fiserv, Inc. (a)	2,100	99,372
Mastercard, Inc. Class A	900	159,597
Paychex, Inc.	4,200	138,726
The Western Union Co.	9,547	235,524
Total System Services, Inc.	2,577	42,263
Unisys Corp. (a)	4,700	12,925
		1,273,308
Office Electronics - 0.1%
Xerox Corp.	11,400	131,442
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)	7,900	41,475
Altera Corp.	3,900	80,652
Analog Devices, Inc.	3,800	100,130
Applied Materials, Inc.	17,500	264,775
Broadcom Corp. Class A (a)	5,750	107,122
Intel Corp.	73,200	1,371,036
KLA-Tencor Corp.	2,300	72,795
Linear Technology Corp.	2,900	88,914
LSI Corp. (a)	8,400	45,024
MEMC Electronic Materials, Inc. (a)	2,900	81,954
Microchip Technology, Inc.	2,400	70,632
Micron Technology, Inc. (a)	9,900	40,095
National Semiconductor Corp.	2,500	43,025
Novellus Systems, Inc. (a)	1,300	25,532
NVIDIA Corp. (a)	7,300	78,183
Teradyne, Inc. (a)	2,200	17,182
Texas Instruments, Inc.	17,100	367,650
Xilinx, Inc.	3,600	84,420
		2,980,596
Software - 3.7%
Adobe Systems, Inc. (a)	6,900	272,343
Autodesk, Inc. (a)	2,900	97,295
BMC Software, Inc. (a)	2,500	71,575
CA, Inc.	5,100	101,796
Citrix Systems, Inc. (a)	2,400	60,624
Compuware Corp. (a)	3,300	31,977
Electronic Arts, Inc. (a)	4,200	155,358
Intuit, Inc. (a)	4,200	132,762
Microsoft Corp.	102,300	2,730,387
Novell, Inc. (a)	4,500	23,130
Oracle Corp. (a)	51,100	1,037,841
Salesforce.com, Inc. (a)	1,400	67,760
Symantec Corp. (a)	10,894	213,305
		4,996,153
TOTAL INFORMATION TECHNOLOGY		21,173,666

MATERIALS - 3.3%
Chemicals - 2.0%
Air Products and Chemicals, Inc.	2,800	191,772
Ashland Inc.	700	20,468
CF Industries Holdings, Inc.	700	64,022
E.I. du Pont de Nemours & Co.	11,800	475,540
Eastman Chemical Co.	1,000	55,060
Ecolab, Inc.	2,300	111,596
Hercules, Inc.	1,500	29,685
International Flavors & Fragrances, Inc.	1,000	39,460
Monsanto Co.	7,186	711,270
PPG Industries, Inc.	2,100	122,472
Praxair, Inc.	4,100	294,134
Rohm & Haas Co.	1,600	112,000
Sigma-Aldrich Corp.	1,600	83,872
The Dow Chemical Co.	12,100	384,538
		2,695,889
Construction Materials - 0.1%
Vulcan Materials Co.	1,400	104,300
Containers & Packaging - 0.1%
Ball Corp.	1,300	51,337
Bemis Co., Inc	1,300	34,073
Pactiv Corp. (a)	1,700	42,211
Sealed Air Corp.	2,100	46,179
		173,800
Metals & Mining - 0.8%
AK Steel Holding Corp.	1,500	38,880
Alcoa, Inc.	10,600	239,348
Allegheny Technologies, Inc.	1,300	38,415
Freeport-McMoRan Copper & Gold, Inc.	4,976	282,886
Newmont Mining Corp.	6,000	232,560
Nucor Corp.	4,100	161,950
Titanium Metals Corp.	1,100	12,474
United States Steel Corp.	1,500	116,415
		1,122,928
Paper & Forest Products - 0.3%
International Paper Co.	5,600	146,608
MeadWestvaco Corp.	2,200	51,282
Weyerhaeuser Co.	2,800	169,624
		367,514
TOTAL MATERIALS		4,464,431

TELECOMMUNICATION SERVICES - 3.0%
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	76,778	2,143,642
CenturyTel, Inc.	1,300	47,645
Embarq Corp.	1,851	75,058
Frontier Communications Corp.	4,100	47,150
Qwest Communications International, Inc.	19,300	62,339
Verizon Communications, Inc.	37,100	1,190,539
Windstream Corp.	5,696	62,314
		3,628,687
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	5,100	183,447
Sprint Nextel Corp.	37,232	227,115
		410,562
TOTAL TELECOMMUNICATION SERVICES		4,039,249

UTILITIES - 3.5%
Electric Utilities - 2.1%
Allegheny Energy, Inc.	2,200	80,894
American Electric Power Co., Inc.	5,200	192,556
Duke Energy Corp.	16,436	286,480
Edison International	4,200	167,580
Entergy Corp.	2,500	222,525
Exelon Corp.	8,600	538,532
FirstEnergy Corp.	4,000	267,960
FPL Group, Inc.	5,300	266,590
Pepco Holdings, Inc.	2,600	59,566
Pinnacle West Capital Corp.	1,300	44,733
PPL Corp.	4,900	181,398
Progress Energy, Inc.	3,400	146,642
The Southern Co.	10,000	376,900
		2,832,356
Gas Utilities - 0.1%
Nicor, Inc.	600	26,610
Questar Corp.	2,300	94,116
		120,726
Independent Power Producers & Energy Traders - 0.1%
Constellation Energy Group, Inc.	2,300	55,890
Dynegy, Inc. Class A (a)	6,599	23,624
The AES Corp. (a)	8,800	102,872
		182,386
Multi-Utilities - 1.2%
Ameren Corp.	2,700	105,381
CenterPoint Energy, Inc.	4,500	65,565
CMS Energy Corp.	2,900	36,163
Consolidated Edison, Inc.	3,600	154,656
Dominion Resources, Inc.	7,600	325,128
DTE Energy Co.	2,100	84,252
Integrys Energy Group, Inc.	1,012	50,539
NiSource, Inc.	3,600	53,136
PG&E Corp.	4,700	176,015
Public Service Enterprise Group, Inc.	6,600	216,414
Sempra Energy	3,200	161,504
TECO Energy, Inc.	2,800	44,044
Xcel Energy, Inc.	5,800	115,942
		1,588,739
TOTAL UTILITIES		4,724,207

Total Common Stocks (Cost $130,377,477)		$132,590,296

Exchange-Traded Funds - 1.0%	Shares	Fair Value
Standard & Poor's Depository Receipts (SPDRs)	12,125	$1,406,379
Total Exchange-Traded Funds (Cost $1,529,066)		$1,406,379

Total Investments - 99.9% (Cost $131,906,543) (b)		$133,996,675
Other Assets in Excess of Liabilities - 0.1%		110,061
Net Assets - 100.0%		$134,106,736

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Strategic Value Portfolio (formerly the Blue Chip Portfolio)

Common Stocks - 95.9%	Shares	Fair Value
CONSUMER DISCRETIONARY - 1.5%
Media - 1.5%
Regal Entertainment Group	14,980	$236,384
TOTAL CONSUMER DISCRETIONARY		236,384

CONSUMER STAPLES - 19.9%
Beverages - 1.5%
Diageo PLC (a)	14,140	241,220
Food Products - 8.5%
H.J. Heinz Co.	13,485	673,845
Kraft Foods, Inc. Class A	21,905	717,389
		1,391,234
Household Products - 1.7%
Kimberly-Clark Corp.	4,320	280,109
Tobacco - 8.2%
Altria Group, Inc.	13,735	272,502
Philip Morris International, Inc.	11,450	550,745
Reynolds American, Inc.	10,465	508,808
		1,332,055
TOTAL CONSUMER STAPLES		3,244,618

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
BP PLC - ADR	6,370	319,583
ENI SpA (a)	18,935	501,891
TOTAL ENERGY		821,474

FINANCIALS - 27.4%
Capital Markets - 0.8%
Deutsche Bank AG (a)	1,845	133,971
Commercial Banks - 14.0%
BB&T Corp.	16,250	614,250
HSBC Holdings PLC (a)	10,970	177,475
Lloyds TSB Group PLC (a)	92,755	372,715
SunTrust Banks, Inc.	8,150	366,668
U.S. Bancorp	21,095	759,842
		2,290,950
Diversified Financial Services - 7.0%
Bank of America Corp.	22,115	774,025
ING Groep NV (a)	16,735	358,760
		1,132,785
Insurance - 3.1%
Arthur J. Gallagher & Co.	8,240	211,439
Mercury General Corp.	5,435	297,566
		509,005
Thrifts & Mortgage Finance - 2.5%
New York Community Bancorp, Inc.	24,190	406,150
TOTAL FINANCIALS		4,472,861

HEALTH CARE - 11.0%
Pharmaceuticals - 11.0%
Bristol-Myers Squibb Co.	30,005	625,604
GlaxoSmithKline PLC (a)	18,190	394,042
Pfizer, Inc.	42,185	777,892
TOTAL HEALTH CARE		1,797,538

INDUSTRIALS - 1.0%
Industrial Conglomerates - 1.0%
General Electric Co.	6,670	170,085
TOTAL INDUSTRIALS		170,085

MATERIALS - 0.7%
Containers & Packaging - 0.7%
Packaging Corp. of America	5,100	118,218
TOTAL MATERIALS		118,218

TELECOMMUNICATION SERVICES - 17.2%
Diversified Telecommunication Services - 15.0%
AT&T, Inc.	14,100	393,672
BT Group PLC (a)	52,050	150,895
Deutsche Telekom AG (a)	22,645	344,074
France Telecom SA (a)	9,450	265,068
Frontier Communications Corp.	28,115	323,322
Telstra Corp. Ltd. (a)	40,505	135,893
Verizon Communications, Inc.	13,840	444,126
Windstream Corp.	36,730	401,826
		2,458,876
Wireless Telecommunication Services - 2.2%
Vodafone Group PLC - ADR	16,080	355,368
TOTAL TELECOMMUNICATION SERVICES		2,814,244

UTILITIES - 12.2%
Electric Utilities - 10.1%
Duke Energy Corp.	27,765	483,944
Pinnacle West Capital Corp.	8,365	287,840
Progress Energy, Inc.	12,150	524,029
The Southern Co.	9,365	352,967
		1,648,780
Multi-Utilities - 2.1%
SCANA Corp.	4,255	165,647
United Utilities Group PLC - ADR	6,836	169,368
		335,015
TOTAL UTILITIES		1,983,795

Total Common Stocks (Cost $18,659,925)		$15,659,217

Repurchase Agreements - 4.9%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$807,000	$807,000
Repurchase price $807,011
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $823,141
Total Repurchase Agreements (Cost $807,000)		$807,000

Total Investments - 100.8% (Cost $19,466,925) (b)		$16,466,217
Liabilities in Excess of Other Assets - (0.8)%		(130,864)
Net Assets - 100.0%		$16,335,353

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Security denominated in foreign currency and traded on a foreign exchange has been subjected to fair value procedures approved by the Fund Board of Directors. These securities represent $3,076,004 or 18.8% of the Portfolio's net assets. As discussed in
Note 2 of the Notes to Schedule of Investments, not all investments are valued at an estimate of fair value that is different from the local close price. In some instances the independent fair valuation service uses the local close price because the confidence interval associated with a holding is below the 75% threshold.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - High Income Bond Portfolio

Corporate Bonds - 94.3%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 25.8%
Auto Components - 1.1%
Cooper-Standard Automotive, Inc.
8.375%, 12/15/2014	$250,000	$158,750
Hawk Corp.
8.750%, 11/01/2014	100,000	101,000
Tenneco, Inc.
8.625%, 11/15/2014	325,000	260,000
United Components, Inc.
9.375%, 06/15/2013	475,000	396,625
		916,375
Automobiles - 0.8%
Ford Motor Co.
7.450%, 07/16/2031	350,000	152,250
General Motors Corp.
7.400%, 09/01/2025	1,150,000	419,750
8.375%, 07/15/2033	275,000	111,375
		683,375
Distributors - 0.4%
Baker & Taylor, Inc.
11.500%, 07/01/2013 (b)	400,000	314,000
Diversified Consumer Services - 1.4%
Education Management LLC/Education Management Finance Corp.
10.250%, 06/01/2016	525,000	422,625
KAR Holdings, Inc.
10.000%, 05/01/2015	475,000	368,125
Knowledge Learning Corp.
7.750%, 02/01/2015 (b)	425,000	378,250
		1,169,000
Hotels, Restaurants & Leisure - 6.4%
Dave & Buster's, Inc.
11.250%, 03/15/2014	225,000	208,125
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.
10.250%, 06/15/2015 (b)	375,000	106,875
Great Canadian Gaming Corp.
7.250%, 02/15/2015 (b)	400,000	362,000
Herbst Gaming, Inc.
7.000%, 11/15/2014
(Acquired 11/05/2004 through 01/03/2008, Cost $352,676) (a)(d)(e)	375,000	20,625
Indianapolis Downs LLC & Indiana Downs Capital Corp.
11.000%, 11/01/2012 (b)	500,000	342,500
15.500%, 11/01/2013 (b)	80,844	55,580
Jacobs Entertainment, Inc.
9.750%, 06/15/2014	325,000	219,375
Mandalay Resort Group
9.375%, 02/15/2010	190,000	175,750
MGM Mirage, Inc.
8.500%, 09/15/2010	75,000	69,375
8.375%, 02/01/2011	200,000	164,500
5.875%, 02/27/2014	700,000	509,250
7.500%, 06/01/2016	325,000	238,875
NPC International, Inc.
9.500%, 05/01/2014	450,000	371,250
Penn National Gaming, Inc.
6.750%, 03/01/2015	475,000	420,375
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	125,000	108,125
7.250%, 06/15/2016	275,000	229,625
San Pasqual Casino Development Group
8.000%, 09/15/2013 (b)	350,000	315,000
Seminole Hard Rock International, Inc./Seminole Hard Rock International LLC
5.319%, 03/15/2014 (b)(c)	250,000	188,750
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/2015 (b)	325,000	235,625
Tunica-Biloxi Gaming Authority
9.000%, 11/15/2015 (b)	200,000	185,000
Universal City Florida Holding Co. I/II
7.551%, 05/01/2010 (c)	525,000	496,125
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
6.625%, 12/01/2014	500,000	428,750
		5,451,455
Household Durables - 1.3%
Da-Lite Screen Co, Inc.
9.500%, 05/15/2011	150,000	142,500
Jarden Corp.
7.500%, 05/01/2017	525,000	439,688
Norcraft Companies LP/Norcraft Capital Corp.
9.750%, 09/01/2012	150,000	135,750
Sealy Mattress Co.
8.250%, 06/15/2014	450,000	355,500
		1,073,438
Leisure Equipment & Products - 2.2%
True Temper Sports, Inc.
8.375%, 09/15/2011	275,000	155,375
Visant Corp.
7.625%, 10/01/2012	800,000	738,000
Visant Holding Corp.
0.000% to 12/01/2008 then
10.25%, 12/01/2013	250,000	227,500
8.750%, 12/01/2013	800,000	738,000
		1,858,875
Media - 10.4%
AAC Group Holding Corp.
0.000% to 10/01/2008 then
10.250%, 10/01/2012 (b)	350,000	348,250
14.750%, 10/01/2012	127,623	121,880
Affinity Group Holding, Inc.
9.000%, 02/15/2012	175,000	130,375
10.875%, 02/15/2012	225,490	179,265
American Achievement Corp.
8.250%, 04/01/2012 (b)	275,000	275,688
CCH II LLC/Charter Communications Holdings II Capital Corp.
10.250%, 09/15/2010	575,000	520,375
Cinemark, Inc.
0.000% to 03/15/2009 then
9.750%, 03/15/2014	425,000	410,656
Dex Media West LLC/Dex Media Finance Co.
9.875%, 08/15/2013	422,000	262,695
Dex Media, Inc.
0.000% to 11/01/2008 then
9.000%, 11/15/2013	275,000	127,875
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
8.375%, 03/15/2013	325,000	322,562
6.375%, 06/15/2015	200,000	177,000
EchoStar DBS Corp.
6.625%, 10/01/2014	650,000	523,250
Fox Acquisition Sub. LLC
13.375%, 07/15/2016 (b)	350,000	315,000
Idearc, Inc.
8.000%, 11/15/2016	625,000	173,437
Intelsat Intermediate Holding Co. Ltd.
0.000% to 02/01/2010 then
9.500%, 02/01/2015 (b)	525,000	422,625
Intelsat Jackson Holdings Ltd.
11.250%, 06/15/2016	775,000	757,563
Kabel Deutschland GmbH
10.625%, 07/01/2014	350,000	344,750
Lamar Media Corp.
7.250%, 01/01/2013	50,000	45,500
6.625%, 08/15/2015	550,000	457,875
MediMedia USA, Inc.
11.375%, 11/15/2014 (b)	475,000	467,875
Newport Television LLC/NTV Finance Corp.
13.000%, 03/15/2017 (b)	400,000	284,000
Nexstar Broadcasting, Inc.
7.000%, 01/15/2014	300,000	226,500
Quebecor Media, Inc.
7.750%, 03/15/2016	325,000	286,000
R. H. Donnelley Corp.
6.875%, 01/15/2013	375,000	148,125
8.875%, 01/15/2016	150,000	51,750
8.875%, 10/15/2017	450,000	155,250
Rainbow National Services LLC
10.375%, 09/01/2014 (b)	114,000	116,850
The Readers Digest Association, Inc.
9.000%, 02/15/2017	725,000	413,250
TruVo Subsidiary Corp.
8.375%, 12/01/2014 (b)(f)	500,000	250,000
Univision Communications, Inc.
9.750%, 03/15/2015 (b)	375,000	176,250
Videotron Ltee
6.375%, 12/15/2015	100,000	88,500
9.125%, 04/15/2018 (b)	75,000	76,125
XM Satellite Radio Holdings, Inc.
13.000%, 08/01/2014 (b)	200,000	119,000
		8,776,096
Multiline Retail - 0.4%
Dollar General Corp.
11.875%, 07/15/2017	350,000	325,500
Specialty Retail - 1.4%
AutoNation, Inc.
4.791%, 04/15/2013 (c)	100,000	84,750
7.000%, 04/15/2014	250,000	218,750
NBC Acquisition Corp.
11.000%, 03/15/2013	350,000	274,750
Nebraska Book Co., Inc.
8.625%, 03/15/2012	525,000	396,375
Penske Auto Group, Inc.
7.750%, 12/15/2016	275,000	198,000
		1,172,625
TOTAL CONSUMER DISCRETIONARY		21,740,739

CONSUMER STAPLES - 6.8%
Beverages - 0.5%
Constellation Brands, Inc.
8.375%, 12/15/2014	150,000	149,250
7.250%, 09/01/2016	175,000	161,875
7.250%, 05/15/2017	150,000	138,750
		449,875
Food & Staples Retailing - 0.9%
Couche-Tard U.S. LP/Couche-Tard Finance Corp.
7.500%, 12/15/2013	475,000	439,375
General Nutrition Centers, Inc.
7.584%, 03/15/2014 (c)	425,000	355,937
		795,312
Food Products - 4.8%
ASG Consolidated LLC/ASG Finance, Inc.
0.000% to 11/01/2008 then
11.500%, 11/01/2011	600,000	537,000
B&G Foods, Inc.
8.000%, 10/01/2011	650,000	627,250
Dean Foods Co.
7.000%, 06/01/2016	550,000	481,250
Eurofresh, Inc.
11.500%, 01/15/2013 (b)	275,000	185,625
Michael Foods, Inc.
8.000%, 11/15/2013	500,000	487,500
Pierre Foods, Inc.
9.875%, 07/15/2012
(Acquired 06/24/2004 through 03/08/2007, Cost $281,853) (a)(d)(e)	275,000	23,375
Pilgrim's Pride Corp.
8.375%, 05/01/2017	575,000	273,125
Pinnacle Foods Finance LLC / Pinnacle Foods Finance Corp.
9.250%, 04/01/2015	350,000	287,000
10.625%, 04/01/2017	300,000	226,500
Reddy Ice Holdings, Inc.
0.000% to 11/01/2008 then
10.500%, 11/01/2012	550,000	426,250
Smithfield Foods, Inc.
7.750%, 05/15/2013	250,000	211,250
7.750%, 07/01/2017	325,000	256,750
		4,022,875
Tobacco - 0.6%
Reynolds American, Inc.
7.750%, 06/01/2018	500,000	494,088
TOTAL CONSUMER STAPLES		5,762,150

ENERGY - 9.1%
Energy Equipment & Services - 1.1%
Basic Energy Services, Inc.
7.125%, 04/15/2016	425,000	380,375
CGG-Veritas
7.750%, 05/15/2017	375,000	358,125
Complete Production Services, Inc.
8.000%, 12/15/2016	225,000	214,875
		953,375
Oil, Gas & Consumable Fuels - 8.0%
Chesapeake Energy Corp.
7.500%, 09/15/2013	325,000	316,063
6.875%, 01/15/2016	100,000	91,750
6.875%, 11/15/2020	575,000	494,500
Forest Oil Corp.
7.250%, 06/15/2019	450,000	387,000
Hilcorp Energy I LP/Hilcorp Finance Co.
7.750%, 11/01/2015 (b)	400,000	346,000
Holly Energy Partners LP
6.250%, 03/01/2015	475,000	382,375
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/2014	575,000	506,000
MarkWest Energy Partners LP / MarkWest Energy Finance
8.750%, 04/15/2018	450,000	429,750
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 06/15/2014	100,000	98,398
6.250%, 09/15/2015	100,000	94,022
Petroplus Finance Ltd.
6.750%, 05/01/2014 (b)	200,000	170,000
7.000%, 05/01/2017 (b)	225,000	187,875
Pioneer Natural Resources Co.
6.875%, 05/01/2018	300,000	268,609
Plains Exploration & Production Co.
7.750%, 06/15/2015	450,000	416,250
7.000%, 03/15/2017	125,000	109,375
Range Resources Corp.
7.375%, 07/15/2013	125,000	121,250
6.375%, 03/15/2015	100,000	92,000
7.500%, 05/15/2016	150,000	144,000
Regency Energy Partners LP/Regency Energy Finance Corp.
8.375%, 12/15/2013	300,000	271,500
SandRidge Energy, Inc.
8.000%, 06/01/2018 (b)	250,000	216,250
Southern Star Central Corp.
6.750%, 03/01/2016	225,000	207,563
Southwestern Energy Co.
7.500%, 02/01/2018 (b)	150,000	146,250
Tennessee Gas Pipeline Co.
8.375%, 06/15/2032	560,000	539,253
Williams Cos., Inc.
7.625%, 07/15/2019	450,000	444,052
7.875%, 09/01/2021	250,000	250,502
		6,730,587
TOTAL ENERGY		7,683,962

FINANCIALS - 5.3%
Capital Markets - 0.6%
Nuveen Investments, Inc.
10.500%, 11/15/2015 (b)	600,000	465,000
Consumer Finance - 2.6%
Ford Motor Credit Co. LLC
9.875%, 08/10/2011	300,000	207,081
7.250%, 10/25/2011	550,000	349,953
5.538%, 01/13/2012 (c)	550,000	352,099
8.000%, 12/15/2016	450,000	284,892
GMAC LLC
6.875%, 09/15/2011	1,475,000	658,478
7.000%, 02/01/2012	425,000	173,336
8.000%, 11/01/2031	425,000	160,537
		2,186,376
Real Estate Investment Trusts - 1.7%
Host Hotels & Resorts LP
7.125%, 11/01/2013	200,000	179,000
6.875%, 11/01/2014	250,000	217,500
6.375%, 03/15/2015	175,000	143,062
6.750%, 06/01/2016	100,000	82,250
Ventas Realty LP/Ventas Capital Corp.
6.625%, 10/15/2014	475,000	458,375
7.125%, 06/01/2015	175,000	174,563
6.500%, 06/01/2016	75,000	71,250
6.750%, 04/01/2017	125,000	118,750
		1,444,750
Real Estate Management & Development - 0.4%
HRP Myrtle Beach Operations LLC/HRP Myrtle Beach Capital Corp.
7.383%, 04/01/2012
(Acquired 03/23/2006 through 01/02/2008, Cost $272,591) (a)(b)(c)(d)	275,000	166,719
lcahn Enterprises LP/lcahn Enterprises Finance Corp.
7.125%, 02/15/2013	250,000	192,500
		359,219
TOTAL FINANCIALS		4,455,345

HEALTH CARE - 8.6%
Health Care Equipment & Supplies - 2.3%
Accellent, Inc.
10.500%, 12/01/2013	375,000	331,875
Bausch & Lomb, Inc.
9.875%, 11/01/2015 (b)	350,000	333,375
Biomet, Inc.
10.375%, 10/15/2017	75,000	74,625
11.625%, 10/15/2017	675,000	681,750
VWR Funding, Inc.
10.250%, 07/15/2015	550,000	484,000
		1,905,625
Health Care Providers & Services - 6.0%
AMR HoldCo, Inc./EmCare HoldCo, Inc.
10.000%, 02/15/2015	250,000	263,125
CRC Health Corp.
10.750%, 02/01/2016	325,000	251,875
HCA, Inc.
9.250%, 11/15/2016	475,000	463,125
9.625%, 11/15/2016	1,475,000	1,404,937
7.500%, 11/06/2033	225,000	160,875
National Mentor Holdings, Inc.
11.250%, 07/01/2014	425,000	427,125
Omnicare, Inc.
6.875%, 12/15/2015	375,000	335,625
United Surgical Partners International, Inc.
9.250%, 05/01/2017	425,000	363,375
Universal Hospital Services, Inc.
6.303%, 06/01/2015 (c)	150,000	132,750
8.500%, 06/01/2015	75,000	70,313
Vanguard Health Holding Co. I LLC
9.000%, 10/01/2014	375,000	363,750
11.250%, 10/01/2015	75,000	65,250
Viant Holdings, Inc.
10.125%, 07/15/2017 (b)	456,000	371,640
Yankee Acquisition Corp.
9.750%, 02/15/2017	650,000	373,750
		5,047,515
Life Sciences Tools & Services - 0.3%
Bio-Rad Laboratories, Inc.
6.125%, 12/15/2014	275,000	257,125
TOTAL HEALTH CARE		7,210,265

INDUSTRIALS - 13.9%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc.
6.750%, 04/01/2016	350,000	329,000
DRS Technologies, Inc.
6.625%, 02/01/2016	200,000	203,000
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
8.875%, 04/01/2015	150,000	136,500
9.750%, 04/01/2017	200,000	180,000
L-3 Communications Corp.
6.125%, 07/15/2013	100,000	93,500
6.125%, 01/15/2014	700,000	651,000
5.875%, 01/15/2015	100,000	91,000
6.375%, 10/15/2015	225,000	208,125
Sequa Corporation
11.750%, 12/01/2015 (b)	300,000	253,500
13.500%, 12/01/2015 (b)	155,062	131,027
TransDigm, Inc.
7.750%, 07/15/2014	450,000	425,250
		2,701,902
Air Freight & Logistics - 0.4%
CEVA Group plc
10.000%, 09/01/2014 (b)	350,000	337,750
Building Products - 0.6%
Nortek, Inc.
8.500%, 09/01/2014	250,000	143,750
NTK Holdings, Inc.
0.000% to 09/01/2009 then
10.750%%, 03/01/2014	75,000	32,625
Panolam Industries International, Inc.
10.750%, 10/01/2013	225,000	136,125
Ply Gem Industries, Inc.
11.750%, 06/15/2013 (b)	175,000	151,375
		463,875
Commercial Services & Supplies - 4.2%
Allied Waste North America, Inc.
7.125%, 05/15/2016	550,000	515,625
ARAMARK Corp.
6.301%, 02/01/2015 (c)	250,000	220,000
8.500%, 02/01/2015	475,000	448,875
Browning-Ferris Industries, Inc.
9.250%, 05/01/2021	150,000	155,250
Global Cash Access LLC/Global Cash Finance Corp.
8.750%, 03/15/2012	431,000	381,435
RSC Equipment Rental, Inc./RSC Holdings III, LLC
9.500%, 12/01/2014	500,000	381,250
SGS International, Inc.
12.000%, 12/15/2013	575,000	468,625
US Investigations Services, Inc.
10.500%, 11/01/2015 (b)	225,000	201,375
11.750%, 05/01/2016 (b)	225,000	185,625
West Corp.
9.500%, 10/15/2014	225,000	173,250
11.000%, 10/15/2016	600,000	435,000
		3,566,310
Electrical Equipment - 1.5%
Baldor Electric Co.
8.625%, 02/15/2017	400,000	384,000
Belden, Inc.
7.000%, 03/15/2017	300,000	268,500
General Cable Corp.
5.166%, 04/01/2015 (c)	325,000	274,625
7.125%, 04/01/2017	100,000	90,500
Sensus Metering Systems, Inc.
8.625%, 12/15/2013	275,000	259,875
		1,277,500
Machinery - 1.9%
ALH Finance LLC/ALH Finance Corp.
8.500%, 01/15/2013	500,000	468,750
Esco Corp.
6.694%, 12/15/2013 (b)(c)	75,000	69,375
8.625%, 12/15/2013 (b)	250,000	246,250
Mueller Water Products, Inc.
7.375%, 06/01/2017	250,000	198,750
SPX Corp.
7.625%, 12/15/2014 (b)	225,000	225,281
Valmont Industries, Inc.
6.875%, 05/01/2014	375,000	365,625
		1,574,031
Marine - 0.4%
Stena AB
7.500%, 11/01/2013	100,000	97,750
7.000%, 12/01/2016	275,000	259,188
		356,938
Road & Rail - 1.0%
Hertz Corp.
8.875%, 01/01/2014	400,000	347,000
10.500%, 01/01/2016	300,000	252,000
Kansas City Southern Railway Co.
8.000%, 06/01/2015	250,000	247,500
		846,500
Trading Companies & Distributors - 0.7%
American Tire Distributors, Inc.
10.750%, 04/01/2013	175,000	145,250
Interline Brands, Inc.
8.125%, 06/15/2014	475,000	472,625
		617,875
TOTAL INDUSTRIALS		11,742,681

INFORMATION TECHNOLOGY - 6.9%
Computers & Peripherals - 0.6%
Seagate Technology HDD Holdings
6.800%, 10/01/2016	450,000	396,000
Smart Modular Technologies, Inc.
8.291%, 04/01/2012 (c)	114,000	114,570
		510,570
IT Services - 4.0%
Ceridian Corp.
11.250%, 11/15/2015 (b)	550,000	455,125
CompuCom Systems, Inc.
12.500%, 10/01/2015 (b)	450,000	402,750
First Data Corp.
9.875%, 09/24/2015 (b)	575,000	452,094
Intergen NV
9.000%, 06/30/2017 (b)	475,000	477,375
iPayment, Inc.
9.750%, 05/15/2014	350,000	281,750
Lender Processing Services, Inc.
8.125%, 07/01/2016 (b)	100,000	98,000
SunGard Data Systems, Inc.
10.625%, 05/15/2015 (b)	100,000	94,500
9.125%, 08/15/2013	350,000	316,750
10.250%, 08/15/2015	550,000	479,875
Unisys Corp.
12.500%, 01/15/2016	350,000	334,250
		3,392,469
Office Electronics - 0.1%
Xerox Corp.
7.625%, 06/15/2013	100,000	101,332
Semiconductors & Semiconductor Equipment - 0.7%
Freescale Semiconductor, Inc.
8.875%, 12/15/2014	375,000	260,625
9.125%, 12/15/2014	475,000	301,625
		562,250
Software - 1.5%
Activant Solutions, Inc.
9.500%, 05/01/2016	400,000	298,000
Open Solutions, Inc.
9.750%, 02/01/2015 (b)	375,000	245,625
Serena Software, Inc.
10.375%, 03/15/2016	375,000	331,875
SS&C Technologies, Inc.
11.750%, 12/01/2013	350,000	365,750
		1,241,250
TOTAL INFORMATION TECHNOLOGY		5,807,871

MATERIALS - 7.4%
Chemicals - 3.3%
Airgas, Inc.
7.125%, 10/01/2018 (b)	100,000	97,750
Chemtura Corp.
6.875%, 06/01/2016	350,000	281,750
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
9.750%, 11/15/2014	375,000	298,125
Invista
9.250%, 05/01/2012 (b)	275,000	271,562
Koppers, Inc.
9.875%, 10/15/2013	251,000	259,785
LyondellBasell AF SCA
8.375%, 08/15/2015 (b)	225,000	106,875
Nalco Finance Holdings LLC/Nalco Finance Holdings, Inc.
0.000% to 02/01/2009 then
9.000%, 02/01/2014	66,000	58,905
Nalco Co.
7.750%, 11/15/2011	125,000	123,125
8.875%, 11/15/2013	425,000	426,062
Terra Capital, Inc.
7.000%, 02/01/2017	525,000	501,375
The Mosaic Co.
7.625%, 12/01/2016 (b)	175,000	179,072
Union Carbide Corp.
7.875%, 04/01/2023	100,000	97,644
7.500%, 06/01/2025	50,000	44,986
		2,747,016
Containers & Packaging - 2.5%
Ball Corp.
6.625%, 03/15/2018	250,000	233,125
Berry Plastic Holdings Corp.
8.875%, 09/15/2014	375,000	294,375
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/2015	600,000	588,000
Graphic Packaging International Corp.
9.500%, 08/15/2013	650,000	591,500
Owens-Brockway Glass Container, Inc.
8.250%, 05/15/2013	325,000	325,000
Rock-Tenn Co.
9.250%, 03/15/2016 (b)	50,000	51,000
Russell-Stanley Holdings, Inc.
9.000%, 11/30/2008
(Acquired 11/20/2001 and 5/30/2005, Cost $4,325) (a)(b)(d)(e)(f)	3,643	423
		2,083,423
Metals & Mining - 1.1%
Aleris International, Inc.
9.000%, 12/15/2014	175,000	107,625
10.000%, 12/15/2016	250,000	156,250
Compass Minerals International, Inc.
12.000%, 06/01/2013	61,000	64,508
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 04/01/2017	400,000	394,588
Novelis, Inc.
7.250%, 02/15/2015	209,000	182,875
		905,846
Paper & Forest Products - 0.5%
NewPage Corp.
10.000%, 05/01/2012	100,000	90,000
12.000%, 05/01/2013	425,000	374,000
		464,000
TOTAL MATERIALS		6,200,285

TELECOMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.9%
Frontier Communications Corp.
9.000%, 08/15/2031	100,000	77,000
Fairpoint Communications, Inc.
13.125%, 04/01/2018 (b)	375,000	343,125
Qwest Corp.
8.875%, 03/15/2012	875,000	861,875
Valor Telecommunications Enterprises, LLC/Valor Telecommunications Finance Corp.
7.750%, 02/15/2015	100,000	95,375
Windstream Corp.
8.625%, 08/01/2016	300,000	278,250
		1,655,625
Wireless Telecommunication Services - 3.6%
ALLTEL Communications LLC
10.375%, 12/01/2017 (b)	300,000	343,500
Centennial Communications Corp.
8.541%, 01/01/2013 (c)	275,000	251,625
10.000%, 01/01/2013	125,000	120,312
8.125%, 02/01/2014	100,000	99,500
Digicel Group Ltd.
9.125%, 01/15/2015 (b)	487,000	410,298
Digicel Ltd.
9.250%, 09/01/2012 (b)	200,000	199,000
MetroPCS Wireless, Inc.
9.250%, 11/01/2014	575,000	540,500
Nextel Communications, Inc.
7.375%, 08/01/2015	425,000	280,659
Rogers Wireless, Inc.
8.000%, 12/15/2012	100,000	100,250
Sprint Capital Corp.
6.900%, 05/01/2019	150,000	116,450
Sprint Nextel Corp.
6.000%, 12/01/2016	725,000	559,088
		3,021,182
TOTAL TELECOMMUNICATION SERVICES		4,676,807

UTILITIES - 5.0%
Electric Utilities - 2.5%
Edison Mission Energy
7.750%, 06/15/2016	425,000	401,625
7.000%, 05/15/2017	425,000	384,625
Sierra Pacific Resources
6.750%, 08/15/2017	425,000	390,642
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/01/2015 (b)	1,000,000	907,500
		2,084,392
Gas Utilities - 0.6%
AmeriGas Partners LP
7.250%, 05/20/2015	150,000	137,250
7.125%, 05/20/2016	400,000	360,000
		497,250
Independent Power Producers & Energy Traders - 1.8%
Dynegy Holdings, Inc.
7.750%, 06/01/2019	675,000	543,375
Energy Future Competitive Holdings Co.
10.875%, 11/01/2017 (b)	100,000	90,750
NRG Energy, Inc.
7.250%, 02/01/2014	300,000	279,000
7.375%, 02/01/2016	450,000	406,125
7.375%, 01/15/2017	200,000	182,500
		1,501,750
Multi-Utilities - 0.1%
FPL Energy National Wind LLC
6.125%, 03/25/2019 (b)	75,576	74,372
Teco Finance, Inc.
6.750%, 05/01/2015	50,000	48,140
		122,512
TOTAL UTILITIES		4,205,904

Total Corporate Bonds (Cost $94,022,061)		$79,486,009

Common Stocks - 0.0%	Shares	Fair Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Virgin Media, Inc.	507	$4,005
INDUSTRIALS - 0.0%
Building Products - 0.0%
Neenah Enterprises, Inc.	1,989	$3,978
Total Common Stocks (Cost $3,739)		$7,983

Warrants - 0.0%	Contracts	Fair Value
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Sirius XM Radio Inc..
Expiration: March 2010, Exercise Price: $45.24 (a)	50	$14
Total Warrants (Cost $0)		$14

Repurchase Agreements - 5.0%	Face Amount	Value
U.S. Bank 0.500% 10/01/2008	$4,258,000	$4,258,000
Repurchase price $4,258,059
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $4,343,166
Total Repurchase Agreements (Cost $4,258,000)		$4,258,000

Total Investments - 99.3% (Cost $98,283,800) (g)		$83,752,006
Other Assets in Excess of Liabilities - 0.7%		581,429
Net Assets - 100.0%		$84,333,435

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Security exempt from registration under Regulation D of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2008, the value of these securities totaled $15,026,231 or 17.8% of the Portfolio's net assets. Unless otherwise noted by (e) below, these securities were deemed liquid pursuant to procedures approved by the Board of Directors.
(c) Security is a variable rate instrument in which the coupon rate is adjusted quarterly or semi-annually in concert with U.S. LIBOR.
Interest rates stated are those in effect at September 30, 2008.
(d) Represents a security that is in default.
(e) Represents a security deemed to be illiquid. At September 30, 2008, the value of illiquid securities in the Portfolio totaled $44,423 or 0.1% of the Portfolio's net assets.
(f) A market quotation for this investment was not readily available at September 30, 2008. As discussed in Note 2 of the
Notes to Schedule of Investments, prices for theses issues were derived from estimates of fair market value using methods determined in good faith by the Fund's Pricing Committee under the supervision of the Board. At September 30, 2008, the value of these securities totaled $250,423 or 0.3% of the Portfolio's net assets.
(g) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Capital Growth Portfolio

Common Stocks - 95.4%	Shares	Fair Value
CONSUMER DISCRETIONARY - 16.9%
Diversified Consumer Services - 2.1%
American Public Education, Inc. (a)	13,115	$633,192
K12, Inc. (a)	4,055	107,458
		740,650
Hotels, Restaurants & Leisure - 8.2%
Bally Technologies, Inc. (a)	22,345	676,607
BJ's Restaurants, Inc. (a)	28,415	339,275
Carrols Restaurant Group, Inc. (a)	32,685	98,055
Red Robin Gourmet Burgers, Inc. (a)	12,285	329,238
Shuffle Master, Inc. (a)	66,950	340,775
The Cheesecake Factory, Inc. (a)	27,860	407,313
Vail Resorts, Inc. (a)	6,655	232,592
WMS Industries, Inc. (a)	16,200	495,234
		2,919,089
Household Durables - 2.6%
Universal Electronics, Inc. (a)	37,200	929,256
Internet & Catalog Retail - 0.1%
U.S. Auto Parts Network, Inc. (a)	16,475	34,762
Media - 0.8%
Entravision Communications Corp. Class A (a)	67,375	181,239
Lions Gate Entertainment Corp. (a)	9,990	90,909
		272,148
Specialty Retail - 2.9%
Genesco, Inc. (a)	31,225	1,045,413
Textiles, Apparel & Luxury Goods - 0.2%
Volcom, Inc. (a)	4,965	85,795
TOTAL CONSUMER DISCRETIONARY		6,027,113

CONSUMER STAPLES - 0.2%
Personal Products - 0.2%
Physicians Formula Holdings, Inc. (a)	10,290	61,225
TOTAL CONSUMER STAPLES		61,225

ENERGY - 8.7%
Energy Equipment & Services - 6.8%
Core Laboratories N.V.	3,695	374,378
Lufkin Industries, Inc.	16,395	1,300,943
OYO Geospace Corp. (a)	18,940	743,963
		2,419,284
Oil, Gas & Consumable Fuels - 1.9%
James River Coal Co. (a)	21,435	471,356
Petroleum Development Corp. (a)	4,265	189,238
		660,594
TOTAL ENERGY		3,079,878

FINANCIALS - 5.3%
Capital Markets - 2.2%
FCStone Group, Inc. (a)	19,426	349,474
Investment Technology Group, Inc. (a)	14,685	446,864
		796,338
Commercial Banks - 1.9%
SVB Financial Group (a)	11,550	668,976
Consumer Finance - 1.2%
Cash America International, Inc.	11,485	413,920
TOTAL FINANCIALS		1,879,234

HEALTH CARE - 23.8%
Biotechnology - 2.3%
BioMarin Pharmaceutical, Inc. (a)	7,155	189,536
Cubist Pharmaceuticals, Inc. (a)	18,190	404,363
Myriad Genetics, Inc. (a)	3,435	222,863
		816,762
Health Care Equipment & Supplies - 9.4%
American Medical Systems Holdings, Inc. (a)	55,365	983,282
Cutera, Inc. (a)	33,395	354,321
Hansen Medical, Inc. (a)	7,090	95,290
Mentor Corp.	15,010	358,139
SurModics, Inc. (a)	12,205	384,335
Thoratec Corp. (a)	44,530	1,168,913
		3,344,280
Health Care Providers & Services - 5.1%
Animal Health International, Inc. (a)	38,175	314,562
Brookdale Senior Living, Inc.	17,880	393,181
Centene Corp. (a)	43,845	899,261
MWI Veterinary Supply, Inc. (a)	5,735	225,328
		1,832,332
Health Care Technology - 4.1%
Eclipsys Corp. (a)	58,710	1,229,975
Vital Images, Inc. (a)	15,050	225,750
		1,455,725
Life Sciences Tools & Services - 2.9%
ICON PLC - ADR (a)	27,100	1,036,575
TOTAL HEALTH CARE		8,485,674

INDUSTRIALS - 15.5%
Building Products - 1.8%
Ameron International Corp.	9,010	645,566
Commercial Services & Supplies - 5.1%
Corrections Corp. of America (a)	17,144	426,028
The GEO Group, Inc. (a)	31,300	632,573
Waste Connections, Inc. (a)	22,413	768,766
		1,827,367
Construction & Engineering - 1.3%
Northwest Pipe Co. (a)	10,705	466,952
Electrical Equipment - 1.0%
Polypore International, Inc. (a)	16,235	349,215
Machinery - 4.2%
Bucyrus International, Inc. Class A	6,379	285,014
CIRCOR International, Inc.	9,190	399,122
RBC Bearings, Inc. (a)	14,690	494,906
Sauer-Danfoss, Inc.	12,765	315,168
		1,494,210
Marine - 0.2%
Ultrapetrol Bahamas Ltd. (a)	9,350	73,398
Professional Services - 1.9%
Monster Worldwide, Inc. (a)	19,985	297,976
School Specialty, Inc. (a)	12,445	388,160
		686,136
TOTAL INDUSTRIALS		5,542,844

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 2.0%
EMS Technologies, Inc. (a)	32,185	718,047
Computers & Peripherals - 3.3%
Compellent Technologies, Inc. (a)	59,995	743,938
Netezza Corp. (a)	40,530	430,023
		1,173,961
Electronic Equipment, Instruments & Components - 4.2%
Coherent, Inc. (a)	32,740	1,163,907
Dolby Laboratories, Inc. Class A (a)	8,960	315,303
		1,479,210
Internet Software & Services - 1.4%
Internet Capital Group, Inc. (a)	24,230	196,505
Switch & Data Facilities Co., Inc. (a)	23,180	288,591
		485,096
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	26,680	364,982
Eagle Test Systems, Inc. (a)	32,950	504,465
		869,447
Software - 8.9%
Ansys, Inc. (a)	22,645	857,566
FactSet Research Systems, Inc.	10,392	542,982
Macrovision Solutions Corp. (a)	24,145	371,350
Quality Systems, Inc.	19,890	840,552
TIBCO Software, Inc. (a)	76,970	563,420
		3,175,870
TOTAL INFORMATION TECHNOLOGY		7,901,631

MATERIALS - 2.8%
Chemicals - 1.9%
Quaker Chemical Corp.	10,825	308,080
Terra Industries, Inc.	12,340	362,796
		670,876
Construction Materials - 0.9%
Texas Industries, Inc.	8,090	330,557
TOTAL MATERIALS		1,001,433

Total Common Stocks Cost $33,536,448)		$33,979,032

Warrants - 0.0%	Contracts	Fair Value
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Lantronix, Inc.
Expiration: February 2011, Exercise Price: $1.00 (a)	305	$—
Total Warrants (Cost $0)		$—

Repurchase Agreements - 3.5%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$1,225,000	$1,225,000
Repurchase price $1,225,017
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $1,249,502
Total Repurchase Agreements (Cost $1,225,000)		$1,225,000

Total Investments - 98.9% (Cost $34,761,448) (b)		$35,204,032
Other Assets in Excess of Liabilities - 1.1%		408,173
Net Assets - 100.0%		$35,612,205

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Nasdaq-100 Index Portfolio

Common Stocks - 97.4%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.8%
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (a)	4,250	$252,025
Hotels, Restaurants & Leisure - 1.7%
Starbucks Corp. (a)	26,950	400,746
Wynn Resorts Ltd.	3,000	244,920
		645,666
Household Durables - 0.4%
Garmin Ltd.	5,100	173,094
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	7,500	545,700
Expedia, Inc. (a)	7,475	112,947
Liberty Media Corp. - Interactive (a)	14,425	186,227
		844,874
Media - 5.0%
Comcast Corp. Class A	38,247	750,789
Discovery Communications, Inc. Class A (a)	3,162	45,059
DISH Network Corp. (a)	5,785	121,485
Focus Media Holding Ltd. - ADR (a)	2,975	84,817
Lamar Advertising Co. Class A (a)	1,925	59,463
Liberty Global, Inc. Class A (a)	4,175	126,503
Sirius XM Radio, Inc. (a)	91,225	51,998
The DIRECTV Group, Inc. (a)	21,425	560,692
Virgin Media, Inc.	9,500	75,050
		1,875,856
Multiline Retail - 0.9%
Sears Holdings Corp. (a)	3,500	327,250
Specialty Retail - 1.8%
Bed Bath & Beyond, Inc. (a)	9,300	292,113
PetSmart, Inc.	3,325	82,161
Staples, Inc.	12,675	285,187
		659,461
TOTAL CONSUMER DISCRETIONARY		4,778,226

CONSUMER STAPLES - 1.5%
Beverages - 0.2%
Hansen Natural Corp. (a)	2,425	73,356
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	6,085	395,099
Whole Foods Market, Inc.	3,650	73,110
		468,209
TOTAL CONSUMER STAPLES		541,565

HEALTH CARE - 16.3%
Biotechnology - 11.0%
Amgen, Inc. (a)	13,072	774,777
Amylin Pharmaceuticals, Inc. (a)	3,500	70,770
Biogen Idec, Inc. (a)	8,375	421,179
Celgene Corp. (a)	11,950	756,196
Cephalon, Inc. (a)	1,750	135,607
Genzyme Corp. (a)	8,925	721,943
Gilead Sciences, Inc. (a)	24,025	1,095,060
Vertex Pharmaceuticals, Inc. (a)	4,150	137,946
		4,113,478
Health Care Equipment & Supplies - 1.4%
DENTSPLY International, Inc.	3,775	141,713
Hologic, Inc. (a)	7,150	138,210
Intuitive Surgical, Inc. (a)	1,025	247,005
		526,928
Health Care Providers & Services - 1.8%
Express Scripts, Inc. (a)	5,825	430,001
Henry Schein, Inc. (a)	2,375	127,870
Patterson Cos., Inc. (a)	3,080	93,663
		651,534
Pharmaceuticals - 2.1%
Teva Pharmaceutical Industries, Ltd. - ADR	16,685	764,006
TOTAL HEALTH CARE		6,055,946

INDUSTRIALS - 4.5%
Air Freight & Logistics - 1.1%
C.H. Robinson Worldwide, Inc.	4,450	226,772
Expeditors International of Washington, Inc.	5,550	193,362
		420,134
Airlines - 0.2%
Ryanair Holdings PLC - ADR (a)	3,075	68,972
Commercial Services & Supplies - 0.8%
Cintas Corp.	4,900	140,679
Stericycle, Inc. (a)	2,375	139,911
		280,590
Construction & Engineering - 0.4%
Foster Wheeler Ltd. (a)	4,000	144,440
Machinery - 1.4%
Joy Global, Inc.	2,800	126,392
PACCAR, Inc.	10,789	412,032
		538,424
Professional Services - 0.1%
Monster Worldwide, Inc. (a)	3,350	49,949
Trading Companies & Distributors - 0.5%
Fastenal Co.	3,775	186,447
TOTAL INDUSTRIALS		1,688,956

INFORMATION TECHNOLOGY - 60.2%
Communications Equipment - 12.7%
Cisco Systems, Inc. (a)	55,975	1,262,796
Juniper Networks, Inc. (a)	9,475	199,638
QUALCOMM, Inc.	52,495	2,255,710
Research In Motion Ltd. (a)	14,975	1,022,793
		4,740,937
Computers & Peripherals - 12.0%
Apple, Inc. (a)	32,770	3,724,638
Dell, Inc. (a)	19,100	314,768
Logitech International SA (a)	4,625	107,855
NetApp, Inc. (a)	9,085	165,620
SanDisk Corp. (a)	5,475	107,036
Sun Microsystems, Inc. (a)	8,680	65,968
		4,485,885
Electronic Equipment, Instruments & Components - 0.9%
Flextronics International Ltd. (a)	24,100	170,628
Flir Systems, Inc. (a)	3,875	148,877
		319,505
Internet Software & Services - 7.7%
Akamai Technologies, Inc. (a)	4,300	74,992
Baidu.com - ADR (a)	700	173,761
eBay, Inc. (a)	25,735	575,949
Google, Inc. Class A (a)	3,850	1,542,002
IAC/InterActiveCorp (a)	3,851	66,622
VeriSign, Inc. (a)	4,830	125,967
Yahoo!, Inc. (a)	17,660	305,518
		2,864,811
IT Services - 2.2%
Cognizant Technology Solutions Corp. Class A (a)	7,525	171,796
Fiserv, Inc. (a)	5,437	257,279
Infosys Technologies Ltd. - ADR	2,975	99,097
Paychex, Inc.	9,095	300,408
		828,580
Semiconductors & Semiconductor Equipment - 7.7%
Altera Corp.	11,225	232,133
Applied Materials, Inc.	18,400	278,392
Broadcom Corp. Class A (a)	10,650	198,410
Intel Corp.	52,220	978,081
KLA-Tencor Corp.	5,575	176,449
Lam Research Corp. (a)	3,425	107,853
Linear Technology Corp.	7,855	240,834
Marvell Technology Group Ltd. (a)	15,300	142,290
Microchip Technology, Inc.	4,050	119,191
NVIDIA Corp. (a)	14,487	155,156
Xilinx, Inc.	9,730	228,168
		2,856,957
Software - 17.0%
Activision Blizzard, Inc. (a)	31,225	481,802
Adobe Systems, Inc. (a)	13,780	543,897
Autodesk, Inc. (a)	6,225	208,849
CA, Inc.	13,200	263,472
Cadence Design Systems, Inc. (a)	7,225	48,841
Check Point Software Technologies Ltd. (a)	5,620	127,799
Citrix Systems, Inc. (a)	5,750	145,245
Electronic Arts, Inc. (a)	8,530	315,525
Intuit, Inc. (a)	10,730	339,175
Microsoft Corp.	83,325	2,223,944
Oracle Corp. (a)	57,085	1,159,396
Symantec Corp. (a)	23,273	455,685
		6,313,630
TOTAL INFORMATION TECHNOLOGY		22,410,305

MATERIALS - 0.7%
Chemicals - 0.4%
Sigma-Aldrich Corp.	3,200	167,744
Metals & Mining - 0.3%
Steel Dynamics, Inc.	5,475	93,568
TOTAL MATERIALS		261,312

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	40,300	108,810
Wireless Telecommunication Services - 1.1%
Leap Wireless International, Inc. (a)	1,825	69,533
Millicom International Cellular S.A.	2,775	190,559
NII Holdings, Inc. (a)	4,275	162,108
		422,200
TOTAL TELECOMMUNICATION SERVICES		531,010
Total Common Stocks (Cost $35,374,408)		$36,267,320

Exchange-Traded Funds - 1.6%	Shares	Fair Value
PowerShares QQQ	15,065	$586,179
Total Exchange-Traded Funds (Cost $671,453)		$586,179

Repurchase Agreements - 0.1%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$36,000	$36,000
Repurchase price $36,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $36,720
Total Repurchase Agreements (Cost $36,000)		$36,000

Total Investments - 99.1% (Cost $36,081,861) (b)		$36,889,499
Other Assets in Excess of Liabilities - 0.9%		348,235
Net Assets - 100.0%		$37,237,734

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Bristol Portfolio

Common Stocks - 97.0%	Shares	Fair Value
CONSUMER DISCRETIONARY - 5.7%
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	26,200	$1,616,540
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	17,800	1,295,128
Media - 1.7%
The Walt Disney Co.	52,800	1,620,432
Multiline Retail - 0.4%
Nordstrom, Inc.	12,700	366,014
Specialty Retail - 0.6%
Staples, Inc.	14,300	321,750
Tiffany & Co.	6,400	227,328
		549,078
TOTAL CONSUMER DISCRETIONARY		5,447,192

CONSUMER STAPLES - 9.5%
Beverages - 5.4%
Fomento Economico Mexicano SAB de CV - ADR	26,000	991,640
PepsiCo, Inc.	26,900	1,917,163
The Coca-Cola Co.	41,000	2,168,080
		5,076,883
Food Products - 1.6%
H.J. Heinz Co.	30,500	1,524,085
Household Products - 2.5%
Energizer Holdings, Inc. (a)	12,700	1,022,985
The Procter & Gamble Co.	19,300	1,345,017
		2,368,002
TOTAL CONSUMER STAPLES		8,968,970

ENERGY - 8.6%
Energy Equipment & Services - 1.4%
Halliburton Co.	41,400	1,340,946
Oil, Gas & Consumable Fuels - 7.2%
Apache Corp.	12,400	1,293,072
Cabot Oil & Gas Corp.	48,300	1,745,562
Hess Corp.	18,200	1,493,856
Marathon Oil Corp.	40,600	1,618,722
XTO Energy, Inc.	14,300	665,236
		6,816,448
TOTAL ENERGY		8,157,394

FINANCIALS - 20.0%
Capital Markets - 0.8%
Morgan Stanley	32,700	752,100
Diversified Financial Services - 6.7%
Bank of America Corp.	78,150	2,735,250
Citigroup, Inc.	46,600	955,766
JPMorgan Chase & Co.	57,600	2,689,920
		6,380,936
Insurance - 12.5%
Lincoln National Corp.	44,100	1,887,921
MetLife, Inc.	37,400	2,094,400
Prudential Financial, Inc.	27,300	1,965,600
The Chubb Corp.	41,900	2,300,310
The Hartford Financial Services Group, Inc.	38,400	1,574,016
Travelers Companies, Inc.	44,800	2,024,960
		11,847,207
TOTAL FINANCIALS		18,980,243

HEALTH CARE - 14.6%
Biotechnology - 4.7%
Amgen, Inc. (a)	16,300	966,101
Human Genome Sciences, Inc. (a)	92,300	586,105
Savient Pharmaceuticals, Inc. (a)	46,000	685,860
Vertex Pharmaceuticals, Inc. (a)	66,300	2,203,812
		4,441,878
Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	9,600	630,048
Life Sciences Tools & Services - 5.0%
Invitrogen Corp. (a)	46,700	1,765,260
Sequenom, Inc. (a)	40,200	1,070,124
Thermo Fisher Scientific, Inc. (a)	35,200	1,936,000
		4,771,384
Pharmaceuticals - 4.2%
Mylan, Inc. (a)	172,000	1,964,240
Pfizer, Inc.	110,200	2,032,088
		3,996,328
TOTAL HEALTH CARE		13,839,638

INDUSTRIALS - 11.3%
Aerospace & Defense - 7.0%
Honeywell International, Inc.	40,600	1,686,930
Lockheed Martin Corp.	11,700	1,283,139
Precision Castparts Corp.	18,800	1,481,064
Rockwell Collins, Inc.	6,000	288,540
United Technologies Corp.	31,050	1,864,863
		6,604,536
Electrical Equipment - 1.8%
Acuity Brands, Inc.	21,100	881,136
SunPower Corp. (a)	12,753	880,625
		1,761,761
Industrial Conglomerates - 2.5%
General Electric Co.	94,100	2,399,550
TOTAL INDUSTRIALS		10,765,847

INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 4.6%
Cisco Systems, Inc. (a)	85,600	1,931,136
Corning, Inc.	61,600	963,424
QUALCOMM, Inc.	33,400	1,435,198
		4,329,758
Computers & Peripherals - 5.4%
Apple, Inc. (a)	1,200	136,392
Hewlett-Packard Co.	45,900	2,122,416
International Business Machines Corp.	17,200	2,011,712
NetApp, Inc. (a)	45,000	820,350
		5,090,870
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	3,600	1,441,872
Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials, Inc.	130,000	1,966,900
Intel Corp.	86,000	1,610,780
Maxim Integrated Products, Inc.	56,600	1,024,460
		4,602,140
Software - 3.4%
Electronic Arts, Inc. (a)	49,300	1,823,607
Microsoft Corp.	52,700	1,406,563
		3,230,170
TOTAL INFORMATION TECHNOLOGY		18,694,810

MATERIALS - 4.4%
Chemicals - 4.4%
Agrium, Inc.	17,500	981,400
Celanese Corp. Class A	49,800	1,389,918
Monsanto Co.	18,600	1,841,028
TOTAL MATERIALS		4,212,346

TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	40,500	1,130,760
Verizon Communications, Inc.	58,000	1,861,220
TOTAL TELECOMMUNICATION SERVICES		2,991,980

Total Common Stocks (Cost $103,155,328)		$92,058,420

Repurchase Agreements - 4.6%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$4,324,000	$4,324,000
Repurchase price $4,324,060
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $4,410,486
Total Repurchase Agreements (Cost $4,324,000)		$4,324,000

Total Investments - 101.6% (Cost $107,479,328) (b)		$96,382,420
Liabilities in Excess of Other Assets - (1.6)%		(1,526,734)
Net Assets - 100.0%		$94,855,686

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Bryton Growth Portfolio

Common Stocks - 100.7%	Shares	Fair Value
CONSUMER DISCRETIONARY - 9.6%
Distributors - 1.1%
LKQ Corp. (a)	45,000	$763,650
Hotels, Restaurants & Leisure - 3.2%
Burger King Holdings, Inc.	40,000	982,400
O'Charley's, Inc.	65,000	568,750
WMS Industries, Inc. (a)	20,000	611,400
		2,162,550
Specialty Retail - 5.3%
Charlotte Russe Holding, Inc. (a)	65,000	666,250
The Childrens Place Retail Stores, Inc. (a)	26,000	867,100
Genesco, Inc. (a)	17,400	582,552
New York & Co, Inc. (a)	80,000	763,200
Pacific Sunwear of California, Inc. (a)	100,000	673,000
		3,552,102
TOTAL CONSUMER DISCRETIONARY		6,478,302

CONSUMER STAPLES - 3.6%
Beverages - 0.9%
Central European Distribution Corp. (a)	14,000	635,740
Food & Staples Retailing - 1.5%
BJ's Wholesale Club, Inc. (a)	26,000	1,010,360
Food Products - 1.2%
Chiquita Brands International, Inc. (a)	52,000	822,120
TOTAL CONSUMER STAPLES		2,468,220

ENERGY - 7.3%
Energy Equipment & Services - 2.1%
Bristow Group, Inc. (a)	19,000	642,960
CARBO Ceramics, Inc.	15,000	774,150
		1,417,110
Oil, Gas & Consumable Fuels - 5.2%
Arena Resources, Inc. (a)	26,200	1,017,870
Berry Petroleum Co. Class A	25,000	968,250
Comstock Resources, Inc. (a)	19,000	950,950
EXCO Resources, Inc. (a)	35,000	571,200
		3,508,270
TOTAL ENERGY		4,925,380

FINANCIALS - 7.3%
Capital Markets - 1.9%
Affiliated Managers Group, Inc. (a)	7,000	579,950
Jefferies Group, Inc.	30,000	672,000
		1,251,950
Commercial Banks - 2.9%
Prosperity Bancshares, Inc.	29,000	985,710
Texas Capital Bancshares, Inc. (a)	48,000	996,480
		1,982,190
Diversified Financial Services - 1.4%
Portfolio Recovery Associates, Inc. (a)	20,000	972,600
Insurance - 1.1%
Horace Mann Educators Corp.	60,000	772,200
TOTAL FINANCIALS		4,978,940

HEALTH CARE - 24.8%
Biotechnology - 6.3%
Alexion Pharmaceuticals, Inc. (a)	26,000	1,021,800
Celera Corp. (a)	50,000	772,500
Human Genome Sciences, Inc. (a)	25,600	162,560
Incyte Corp. (a)	80,000	612,000
OSI Pharmaceuticals, Inc. (a)	24,000	1,182,960
Savient Pharmaceuticals, Inc. (a)	35,000	521,850
		4,273,670
Health Care Equipment & Supplies - 11.3%
American Medical Systems Holdings, Inc. (a)	75,000	1,332,000
Conceptus, Inc. (a)	25,000	414,500
Hansen Medical, Inc. (a)	55,000	739,200
Hologic, Inc. (a)	36,000	695,880
Integra LifeSciences Holdings Corp. (a)	25,000	1,100,750
Micrus Endovascular Corp. (a)	53,000	739,350
NuVasive, Inc. (a)	28,000	1,381,240
Wright Medical Group, Inc. (a)	42,000	1,278,480
		7,681,400
Health Care Providers & Services - 3.8%
Amedisys, Inc. (a)	15,000	730,050
CardioNet, Inc. (a)	34,000	848,640
MWI Veterinary Supply, Inc. (a)	25,000	982,250
		2,560,940
Health Care Technology - 1.4%
Eclipsys Corp. (a)	45,000	942,750
Life Sciences Tools & Services - 2.0%
Sequenom, Inc. (a)	50,200	1,336,324
TOTAL HEALTH CARE		16,795,084

INDUSTRIALS - 14.3%
Aerospace & Defense - 1.0%
Triumph Group, Inc.	14,000	639,940
Commercial Services & Supplies - 2.8%
Clean Harbors, Inc. (a)	16,000	1,080,800
The GEO Group, Inc. (a)	40,000	808,400
		1,889,200
Construction & Engineering - 1.5%
Quanta Services, Inc. (a)	38,000	1,026,380
Electrical Equipment - 1.5%
Acuity Brands, Inc.	6,700	279,792
Baldor Electric Co.	26,000	749,060
		1,028,852
Machinery - 7.5%
Columbus McKinnon Corp. (a)	34,000	801,380
Dynamic Materials Corp.	32,000	742,720
Kaydon Corp.	21,000	946,260
Lincoln Electric Holdings, Inc.	11,000	707,410
The Middleby Corp. (a)	14,500	787,495
Westinghouse Air Brake Technologies Corp.	22,000	1,127,060
		5,112,325
TOTAL INDUSTRIALS		9,696,697

INFORMATION TECHNOLOGY - 29.8%
Communications Equipment - 6.1%
Emulex Corp. (a)	50,000	533,500
Finisar Corp. (a)	350,000	353,500
Foundry Networks, Inc. (a)	45,000	819,450
Harmonic, Inc. (a)	95,000	802,750
Infinera Corporation (a)	90,000	860,400
Riverbed Technology, Inc. (a)	60,000	751,200
		4,120,800
Electronic Equipment, Instruments & Components - 1.7%
Flir Systems, Inc. (a)	30,000	1,152,600
Internet Software & Services - 4.3%
Gmarket, Inc. - ADR (a)	13,800	320,712
MercadoLibre, Inc. (a)	30,000	610,500
Sohu.com, Inc. (a)	18,000	1,003,500
ValueClick, Inc. (a)	95,000	971,850
		2,906,562
IT Services - 2.6%
Sapient Corp. (a)	130,000	965,900
Wright Express Corp. (a)	27,000	805,950
		1,771,850
Semiconductors & Semiconductor Equipment - 14.0%
Advanced Energy Industries, Inc. (a)	70,000	957,600
Applied Micro Circuits Corp. (a)	100,000	598,000
Atheros Communications, Inc. (a)	34,000	801,720
Micrel, Inc.	110,000	997,700
Microsemi Corp. (a)	43,000	1,095,640
ON Semiconductor Corp. (a)	90,000	608,400
PMC - Sierra, Inc. (a)	140,000	1,038,800
RF Micro Devices, Inc. (a)	200,000	584,000
Semtech Corp. (a)	70,000	977,200
Silicon Laboratories, Inc. (a)	30,000	921,000
Skyworks Solutions, Inc. (a)	110,000	919,600
		9,499,660
Software - 1.1%
Informatica Corp. (a)	57,000	740,430
TOTAL INFORMATION TECHNOLOGY		20,191,902

MATERIALS - 4.0%
Chemicals - 2.6%
Calgon Carbon Corp. (a)	60,000	1,221,600
CF Industries Holdings, Inc.	6,000	548,760
		1,770,360
Containers & Packaging - 1.4%
Aptargroup, Inc.	24,000	938,640
TOTAL MATERIALS		2,709,000

Total Common Stocks (Cost $73,124,851)		$68,243,525

Repurchase Agreements - 3.5%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$2,404,000	$2,404,000
Repurchase price $2,404,033
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $2,452,083
Total Repurchase Agreements (Cost $2,404,000)		$2,404,000

Total Investments - 104.2% (Cost $75,528,851) (b)		$70,647,525
Liabilities in Excess of Other Assets - (4.2)%		(2,858,637)
Net Assets - 100.0%		$67,788,888

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes. See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - U.S. Equity Portfolio

Common Stocks - 96.8%	Shares	Fair Value
CONSUMER DISCRETIONARY - 15.5%
Automobiles - 1.1%
Harley-Davidson, Inc.	5,640	$210,372
Hotels, Restaurants & Leisure - 1.6%
CBRL Group, Inc.	3,280	86,264
Darden Restaurants, Inc.	7,820	223,887
		310,151
Household Durables - 3.3%
D.R. Horton, Inc.	8,870	115,487
Jarden Corp. (a)	7,540	176,813
The Stanley Works	3,320	138,577
Toll Brothers, Inc. (a)	7,180	181,151
		612,028
Media - 1.1%
Comcast Corp. Class A	10,170	199,637
Specialty Retail - 6.0%
Advance Auto Parts, Inc.	2,430	96,374
AutoZone, Inc. (a)	750	92,505
Collective Brands, Inc. (a)	15,280	279,777
Foot Locker, Inc.	14,500	234,320
Guess ?, Inc.	5,980	208,044
Rent-A-Center, Inc. (a)	4,760	106,053
The Home Depot, Inc.	4,180	108,220
		1,125,293
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc. (a)	6,940	173,778
V.F. Corp.	3,600	278,316
		452,094
TOTAL CONSUMER DISCRETIONARY		2,909,575

CONSUMER STAPLES - 5.7%
Food & Staples Retailing - 0.5%
CVS/Caremark Corp.	2,630	88,526
Food Products - 3.7%
ConAgra Foods, Inc.	9,130	177,670
Hormel Foods Corp.	5,830	211,512
Nestle SA - ADR	7,075	304,138
		693,320
Household Products - 1.5%
Energizer Holdings, Inc. (a)	3,570	287,563
TOTAL CONSUMER STAPLES		1,069,409

ENERGY - 6.4%
Energy Equipment & Services - 2.5%
Cameron International Corp. (a)	4,610	177,669
Diamond Offshore Drilling, Inc.	980	100,999
Transocean, Inc. (a)	1,790	196,614
		475,282
Oil, Gas & Consumable Fuels - 3.9%
Chevron Corp.	3,320	273,834
Murphy Oil Corp.	2,880	184,723
Occidental Petroleum Corp.	2,120	149,354
Sunoco, Inc.	3,580	127,376
		735,287
TOTAL ENERGY		1,210,569

FINANCIALS - 20.2%
Capital Markets - 2.9%
Federated Investors, Inc. Class B	7,090	204,546
The Bank Of New York Mellon Corp.	6,110	199,064
The Charles Schwab Corp.	5,010	130,260
		533,870
Commercial Banks - 5.1%
BB&T Corp.	2,410	91,098
The Colonial BancGroup, Inc.	29,340	230,612
U.S. Bancorp	3,300	118,866
Webster Financial Corp.	9,260	233,815
Wells Fargo & Co.	5,190	194,781
Zions Bancorporation	2,410	93,267
		962,439
Consumer Finance - 3.1%
Capital One Financial Corp.	2,630	134,130
Discover Financial Services	12,430	171,783
World Acceptance Corp. (a)	7,510	270,360
		576,273
Diversified Financial Services - 5.9%
Bank of America Corp.	16,140	564,900
JPMorgan Chase & Co.	11,610	542,187
		1,107,087
Insurance - 2.2%
Manulife Financial Corp.	6,090	223,442
MetLife, Inc.	3,320	185,920
		409,362
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	9,420	195,277
TOTAL FINANCIALS		3,784,308

HEALTH CARE - 9.4%
Health Care Providers & Services - 5.8%
Aetna, Inc.	7,720	278,769
AmerisourceBergen Corp.	4,550	171,308
CIGNA Corp.	7,430	252,472
McKesson Corp.	3,340	179,725
Medco Health Solutions, Inc. (a)	4,590	206,550
		1,088,824
Pharmaceuticals - 3.6%
Bristol-Myers Squibb Co.	13,940	290,649
Pfizer, Inc.	20,680	381,339
		671,988
TOTAL HEALTH CARE		1,760,812

INDUSTRIALS - 18.1%
Air Freight & Logistics - 1.5%
Pacer International, Inc.	17,410	286,743
Airlines - 0.6%
SkyWest, Inc.	7,360	117,613
Building Products - 3.1%
Apogee Enterprises, Inc.	9,740	146,392
Masco Corp.	10,850	194,649
NCI Building Systems, Inc. (a)	7,360	233,680
		574,721
Commercial Services & Supplies - 1.9%
Knoll, Inc.	11,890	179,777
Pitney Bowes, Inc.	5,600	186,256
		366,033
Electrical Equipment - 0.7%
Ametek, Inc.	3,330	135,764
Road & Rail - 6.6%
Arkansas Best Corp.	3,650	122,968
Burlington Northern Santa Fe Corp.	3,040	280,987
CSX Corp.	2,380	129,877
Ryder System, Inc.	4,470	277,140
Union Pacific Corp.	4,150	295,314
YRC Worldwide, Inc. (a)	10,580	126,537
		1,232,823
Trading Companies & Distributors - 3.7%
MSC Industrial Direct Co., Inc. Class A	5,920	272,734
Watsco, Inc.	5,010	251,903
WESCO International, Inc. (a)	5,190	167,014
		691,651
TOTAL INDUSTRIALS		3,405,348

INFORMATION TECHNOLOGY - 16.3%
Communications Equipment - 3.0%
Cisco Systems, Inc. (a)	12,920	291,475
Polycom, Inc. (a)	11,460	265,070
		556,545
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	3,490	161,378
International Business Machines Corp.	3,470	405,851
		567,229
Electronic Equipment, Instruments & Components - 1.8%
Anixter International, Inc. (a)	2,960	176,150
Avnet, Inc. (a)	6,700	165,021
		341,171
IT Services - 4.9%
Accenture Ltd.	5,990	227,620
Automatic Data Processing, Inc.	5,190	221,872
Cognizant Technology Solutions Corp. Class A (a)	8,770	200,219
Computer Sciences Corp. (a)	6,900	277,311
		927,022
Semiconductors & Semiconductor Equipment - 2.5%
Intel Corp.	14,590	273,271
Microsemi Corp. (a)	7,390	188,297
		461,568
Software - 1.1%
Oracle Corp. (a)	9,880	200,663
TOTAL INFORMATION TECHNOLOGY		3,054,198

MATERIALS - 1.0%
Chemicals - 1.0%
Lubrizol Corp.	1,860	80,241
Valspar Corp.	4,880	108,775
TOTAL MATERIALS		189,016

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	9,170	256,026
Telefonica SA - ADR	1,200	85,788
TOTAL TELECOMMUNICATION SERVICES		341,814

UTILITIES - 2.4%
Electric Utilities - 1.6%
DPL, Inc.	11,710	290,408
Multi-Utilities - 0.8%
Xcel Energy, Inc.	7,670	153,323
TOTAL UTILITIES		443,731

Total Common Stocks (Cost $19,165,134)		$18,168,780

Repurchase Agreements - 5.2%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$984,000	$984,000
Repurchase price $984,014
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $1,003,681
Total Repurchase Agreements (Cost $984,000)		$984,000

Total Investments - 102.0% (Cost $20,149,134) (b)		$19,152,780
Liabilities in Excess of Other Assets - (2.0)%		(380,573)
Net Assets - 100.0%		$18,772,207

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Balanced Portfolio

Common Stocks - 67.4%	Shares	Fair Value
CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.5%
Standard Motor Products, Inc.	10,000	$62,200
Hotels, Restaurants & Leisure - 1.0%
CBRL Group, Inc.	2,000	52,600
Darden Restaurants, Inc.	2,000	57,260
		109,860
Household Durables - 1.8%
Desarrolladora Homex SAB de CV - ADR (a)	2,000	88,440
Jarden Corp. (a)	2,500	58,625
Lifetime Brands, Inc.	6,000	58,500
		205,565
Specialty Retail - 2.4%
America's Car Mart, Inc. (a)	5,000	92,950
The TJX Cos., Inc.	6,000	183,120
		276,070
Textiles, Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	2,500	167,250
TOTAL CONSUMER DISCRETIONARY		820,945

CONSUMER STAPLES - 5.5%
Beverages - 1.9%
PepsiAmericas, Inc.	2,500	51,800
The Coca-Cola Co.	3,000	158,640
		210,440
Household Products - 3.6%
Energizer Holdings, Inc. (a)	1,000	80,550
Kimberly-Clark Corp.	2,500	162,100
The Procter & Gamble Co.	2,460	171,438
		414,088
TOTAL CONSUMER STAPLES		624,528

ENERGY - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Exxon Mobil Corp.	3,250	252,395
TOTAL ENERGY		252,395

FINANCIALS - 14.8%
Commercial Banks - 3.0%
M&T Bank Corp.	1,200	107,100
U.S. Bancorp	3,000	108,060
Wells Fargo & Co.	3,210	120,471
		335,631
Consumer Finance - 4.4%
Ezcorp, Inc. (a)	12,500	235,000
World Acceptance Corp. (a)	7,500	270,000
		505,000
Diversified Financial Services - 2.1%
Bank of America Corp.	3,960	138,600
JPMorgan Chase & Co.	2,250	105,075
		243,675
Insurance - 4.4%
AFLAC, Inc.	3,400	199,750
Manulife Financial Corp.	2,590	95,027
MetLife, Inc.	1,690	94,640
Prudential Financial, Inc.	840	60,480
Reinsurance Group of America, Inc.	1,000	54,000
		503,897
Real Estate Investment Trusts - 0.9%
Anthracite Capital, Inc.	20,000	107,200
TOTAL FINANCIALS		1,695,403

HEALTH CARE - 6.6%
Health Care Equipment & Supplies - 0.5%
Mentor Corp.	2,500	59,650
Health Care Providers & Services - 3.3%
Aetna, Inc.	3,500	126,385
McKesson Corp.	2,000	107,620
Medco Health Solutions, Inc. (a)	3,000	135,000
		369,005
Health Care Technology - 0.6%
Cerner Corp. (a)	1,500	66,960
Pharmaceuticals - 2.2%
Abbott Laboratories	2,500	143,950
Merck & Co., Inc.	3,500	110,460
		254,410
TOTAL HEALTH CARE		750,025

INDUSTRIALS - 14.3%
Aerospace & Defense - 2.5%
Lockheed Martin Corp.	1,500	164,505
Northrop Grumman Corp.	2,000	121,080
		285,585
Commercial Services & Supplies - 0.9%
Pitney Bowes, Inc.	3,000	99,780
Electrical Equipment - 0.6%
Hubbell, Inc.	2,000	70,100
Industrial Conglomerates - 2.3%
General Electric Co.	10,280	262,140
Machinery - 1.9%
Parker Hannifin Corp.	1,500	79,500
Watts Water Technologies, Inc.	5,000	136,750
		216,250
Marine - 0.9%
Diana Shipping, Inc.	5,000	98,450
Road & Rail - 5.2%
Burlington Northern Santa Fe Corp.	2,500	231,075
Ryder System, Inc.	2,500	155,000
Union Pacific Corp.	3,000	213,480
		599,555
TOTAL INDUSTRIALS		1,631,860

INFORMATION TECHNOLOGY - 11.9%
Computers & Peripherals - 1.7%
International Business Machines Corp.	1,600	187,136
Electronic Equipment, Instruments & Components - 2.9%
Avnet, Inc. (a)	2,500	61,575
Ingram Micro, Inc. Class A (a)	7,500	120,525
Jabil Circuit, Inc.	5,000	47,700
Tech Data Corp. (a)	3,500	104,475
		334,275
Internet Software & Services - 0.7%
Google, Inc. Class A (a)	180	72,094
IT Services - 2.7%
Accenture Ltd.	3,380	128,440
Cognizant Technology Solutions Corp. Class A (a)	3,810	86,982
Mastercard, Inc. Class A	520	92,212
		307,634
Office Electronics - 0.8%
Canon, Inc. - ADR	2,510	94,752
Semiconductors & Semiconductor Equipment - 1.2%
Intel Corp.	7,500	140,475
Software - 1.9%
Microsoft Corp.	5,020	133,984
The9 Ltd. - ADR (a)	5,000	83,950
		217,934
TOTAL INFORMATION TECHNOLOGY		1,354,300

TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	6,700	187,064
Telefonica SA - ADR	1,520	108,665
		295,729
Wireless Telecommunication Services - 1.0%
America Movil S.A.B. de C.V. - ADR	2,600	120,536
TOTAL TELECOMMUNICATION SERVICES		416,265

UTILITIES - 1.3%
Electric Utilities - 0.7%
Edison International	2,000	79,800
Water Utilities - 0.6%
Companhia de Saneamento Basico do Estado de Sao Paulo - ADR	2,500	70,875
TOTAL UTILITIES		150,675

Total Common Stocks (Cost $8,080,736)		$7,696,396

Corporate Bonds - 19.7%	Face Amount	Fair Value
CONSUMER DISCRETIONARY - 3.3%
Automobiles - 0.3%
Daimler Finance North America LLC
6.500%, 11/15/2013	$30,000	$29,308
Leisure Equipment & Products - 0.4%
Eastman Kodak Co.
7.250%, 11/15/2013	50,000	47,000
Multiline Retail - 0.5%
Dillard's, Inc.
9.500%, 09/01/2009	15,000	15,094
9.125%, 08/01/2011	46,000	44,390
		59,484
Specialty Retail - 2.1%
Rent-A-Center, Inc.
7.500%, 05/01/2010	250,000	245,625
TOTAL CONSUMER DISCRETIONARY		381,417

ENERGY - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
El Paso Corp.
6.750%, 05/15/2009	50,000	49,819
Petrobras International Finance Co.
7.750%, 09/15/2014	50,000	52,750
TOTAL ENERGY		102,569

FINANCIALS - 13.6%
Capital Markets - 3.1%
Merrill Lynch & Co., Inc.
7.070%, 05/05/2014 (b)	150,000	128,411
5.000%, 02/03/2014	10,000	8,331
Morgan Stanley
3.071%, 01/15/2010 (b)	100,000	75,107
5.375%, 10/15/2015	100,000	62,060
The Goldman Sachs Group, Inc.
5.125%, 01/15/2015	100,000	82,651
		356,560
Consumer Finance - 5.7%
American Express Credit Corp.
3.549%, 02/24/2012 (b)	200,000	169,159
Capital One Bank USA NA
4.250%, 12/01/2008	250,000	247,879
Ford Motor Credit Co.
5.625%, 10/01/2008	30,000	30,000
GMAC LLC
7.750%, 01/19/2010	20,000	11,978
HSBC Finance Corp.
7.000%, 05/15/2012	50,000	48,628
6.375%, 11/27/2012	50,000	48,162
7.800%, 11/10/2013 (b)	100,000	93,811
		649,617
Diversified Financial Services - 4.3%
Bank of America NA
3.119%, 06/15/2017 (b)	50,000	44,871
Caterpillar Financial Services Corp.
4.000%, 07/15/2009	10,000	9,803
CIT Group, Inc.
5.850%, 09/15/2016	100,000	48,563
Citigroup, Inc.
5.125%, 05/05/2014	40,000	32,910
General Electric Capital Corp.
2.859%, 03/16/2009 (b)	300,000	298,640
3.251%, 02/01/2011 (b)	50,000	49,497
		484,284
Insurance - 0.5%
GE Insurance Solutions Corp.
7.000%, 02/15/2026	40,000	35,335
Unum Group
7.190%, 02/01/2028	30,000	25,174
		60,509
TOTAL FINANCIALS		1,550,970

INDUSTRIALS - 1.0%
Industrial Conglomerates - 0.1%
General Electric Co.
5.000%, 02/01/2013	15,000	13,828
Machinery - 0.9%
Case New Holland, Inc.
6.000%, 06/01/2009	100,000	97,750
TOTAL INDUSTRIALS		111,578

INFORMATION TECHNOLOGY - 0.5%
Computers & Peripherals - 0.5%
International Business Machines Corp.
8.375%, 11/01/2019	50,000	58,028
TOTAL INFORMATION TECHNOLOGY		58,028

MATERIALS - 0.4%
Chemicals - 0.4%
E.I. Du Pont de Nemours & Co.
5.000%, 07/15/2013	50,000	49,298
TOTAL MATERIALS		49,298
Total Corporate Bonds (Cost $2,482,791)		$2,253,860

U.S. Government Agency Issues - 6.8%	Face Amount	Fair Value
Federal Home Loan Bank
4.500%, 09/16/2013	$20,000	$20,280
5.375%, 08/15/2018	20,000	20,777
Federal Home Loan Mortgage Corporation
5.125%, 10/15/2008	300,000	300,234
5.000%, 09/09/2016	15,000	14,841
5.250%, 07/27/2017	25,000	24,838
Federal National Mortgage Association
3.375%, 12/15/2008	40,000	39,989
4.875%, 04/15/2009	100,000	100,812
5.500%, 03/15/2011	100,000	105,362
Pool #099999, 5.250%, 08/01/2012	100,000	101,243
5.000%, 07/09/2018	25,000	24,524
5.250%, 04/15/2019	20,000	19,717
Total U.S. Government Agency Issues (Cost $764,808)		$772,617

Repurchase Agreements - 5.8%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$665,000	$665,000
Repurchase price $665,009
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $678,301
Total Repurchase Agreements (Cost $665,000)		$665,000

Total Investments - 99.7% (Cost $11,993,335) (c)		$11,387,873
Other Assets in Excess of Liabilities - 0.3%		30,954
Net Assets - 100.0%		$11,418,827

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is a variable rate instrument in which the coupon rate is adjusted monthly or quarterly in concert with U.S. LIBOR or Consumer Price Index. Interest rates stated are those in effect at September 30, 2008.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Income Opportunity Portfolio

Common Stocks - 99.0%	Shares	Fair Value
CONSUMER DISCRETIONARY - 17.0%
Auto Components - 0.3%
Johnson Controls, Inc.	400	$12,132
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc. (a)	700	23,240
Jack in the Box, Inc. (a)(b)	1,500	31,650
Marriott International, Inc. Class A (b)	1,200	31,308
Wyndham Worldwide Corp. (b)	1,600	25,136
		111,334
Household Durables - 3.6%
D.R. Horton, Inc. (b)	1,100	14,322
Ethan Allen Interiors, Inc. (b)	1,300	36,426
Helen of Troy Ltd. (a)	900	20,493
Jarden Corp. (a)	1,500	35,175
KB Home (b)	700	13,776
Toll Brothers, Inc. (a)(b)	600	15,138
Whirlpool Corp. (b)	400	31,716
		167,046
Leisure Equipment & Products - 1.1%
Polaris Industries, Inc. (b)	1,100	50,039
Media - 1.5%
Comcast Corp. Class A (b)	2,400	47,112
Time Warner, Inc.	1,700	22,287
		69,399
Multiline Retail - 0.4%
Kohl's Corp. (a)	400	18,432
Specialty Retail - 6.4%
AutoZone, Inc. (a)(b)	400	49,336
Barnes & Noble, Inc.	500	13,040
Brown Shoe Co., Inc.	2,400	39,312
Foot Locker, Inc. (b)	2,200	35,552
Guess ?, Inc. (b)	500	17,395
The Home Depot, Inc.	1,300	33,657
O'Reilly Automotive, Inc. (a)(b)	1,100	29,447
Rent-A-Center, Inc. (a)(b)	1,400	31,192
Staples, Inc.	600	13,500
The TJX Cos., Inc. (b)	900	27,468
		289,899
Textiles, Apparel & Luxury Goods - 1.3%
V.F. Corp. (b)	800	61,848
TOTAL CONSUMER DISCRETIONARY		780,129

CONSUMER STAPLES - 8.0%
Beverages - 0.7%
PepsiAmericas, Inc.	800	16,576
PepsiCo, Inc. (b)	200	14,254
		30,830
Food & Staples Retailing - 3.2%
CVS/Caremark Corp. (b)	1,200	40,392
Sysco Corp. (b)	1,600	49,328
Wal-Mart Stores, Inc. (b)	1,000	59,890
		149,610
Food Products - 0.3%
Hormel Foods Corp.	400	14,512
Household Products - 3.1%
Energizer Holdings, Inc. (a)(b)	400	32,220
Kimberly-Clark Corp. (b)	600	38,904
The Procter & Gamble Co. (b)	1,000	69,690
		140,814
Tobacco - 0.7%
Altria Group, Inc.	800	15,872
Reynolds American, Inc.	300	14,586
		30,458
TOTAL CONSUMER STAPLES		366,224

ENERGY - 8.5%
Oil, Gas & Consumable Fuels - 8.5%
BP Prudhoe Bay Royalty Trust	500	46,485
Chevron Corp.	500	41,240
ConocoPhillips (b)	900	65,925
Exxon Mobil Corp.	500	38,830
General Maritime Corp.	1,800	35,064
Knightsbridge Tankers Ltd.	600	15,882
Marathon Oil Corp.	900	35,883
San Juan Basin Royalty Trust	1,200	45,636
Sunoco, Inc.	1,400	49,812
World Fuel Services Corp.	700	16,121
		390,878
TOTAL ENERGY		390,878

FINANCIALS - 20.7%
Capital Markets - 1.1%
The Goldman Sachs Group, Inc.	400	51,200
Commercial Banks - 6.5%
BB&T Corp. (b)	2,200	83,160
First Midwest Bancorp, Inc.	1,100	26,664
M&T Bank Corp.	400	35,700
Webster Financial Corp. (b)	700	17,675
Wells Fargo & Co. (b)	2,400	90,072
Zions Bancorporation (b)	1,100	42,570
		295,841
Consumer Finance - 2.6%
Capital One Financial Corp.	800	40,800
Cash America International, Inc.	900	32,436
World Acceptance Corp. (a)(b)	1,300	46,800
		120,036
Diversified Financial Services - 5.4%
Bank of America Corp. (b)	3,400	119,000
JPMorgan Chase & Co. (b)	2,800	130,760
		249,760
Insurance - 4.1%
ACE Ltd.	300	16,239
Delphi Financial Group Inc. (b)	900	25,236
Hanover Insurance Group, Inc. (b)	700	31,864
MetLife, Inc. (b)	500	28,000
PartnerRe Ltd.	300	20,427
Prudential Financial, Inc. (b)	600	43,200
RenaissanceRe Holdings Ltd.	400	20,800
		185,766
Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	800	16,584
Washington Federal, Inc.	1,700	31,365
		47,949
TOTAL FINANCIALS		950,552

HEALTH CARE - 11.7%
Health Care Equipment & Supplies - 1.4%
Baxter International, Inc. (b)	800	52,504
Inverness Medical Innovations, Inc. (a)	400	12,000
		64,504
Health Care Providers & Services - 6.3%
Aetna, Inc. (b)	1,600	57,776
AmerisourceBergen Corp.	1,300	48,945
CIGNA Corp. (b)	1,300	44,174
Express Scripts, Inc. (a)	900	66,438
PSS World Medical, Inc. (a)(b)	1,800	35,100
Quest Diagnostics, Inc. (b)	700	36,169
		288,602
Pharmaceuticals - 4.0%
Abbott Laboratories (b)	1,400	80,612
Johnson & Johnson	1,000	69,280
Novartis AG - ADR	700	36,988
		186,880
TOTAL HEALTH CARE		539,986

INDUSTRIALS - 14.2%
Aerospace & Defense - 1.5%
Lockheed Martin Corp. (b)	300	32,901
United Technologies Corp. (b)	600	36,036
		68,937
Air Freight & Logistics - 0.5%
Pacer International, Inc. (b)	1,400	23,058
Airlines - 0.4%
SkyWest, Inc.	1,100	17,578
Building Products - 0.4%
Apogee Enterprises, Inc. (b)	1,300	19,539
Commercial Services & Supplies - 1.7%
HNI Corp.	1,300	32,942
Knoll, Inc.	1,700	25,704
Mobile Mini, Inc. (a)	900	17,397
		76,043
Electrical Equipment - 0.9%
Acuity Brands, Inc.	500	20,880
Hubbell, Inc.	600	21,030
		41,910
Machinery - 0.9%
Caterpillar, Inc.	300	17,880
Ingersoll-Rand Co. Ltd. Class A	800	24,936
		42,816
Road & Rail - 6.2%
Arkansas Best Corp.	1,100	37,059
CSX Corp. (b)	1,300	70,941
Ryder System, Inc. (b)	1,000	62,000
Union Pacific Corp. (b)	1,600	113,856
		283,856
Trading Companies & Distributors - 1.7%
MSC Industrial Direct Co., Inc. Class A (b)	900	41,463
WESCO International, Inc. (a)(b)	1,200	38,616
		80,079
TOTAL INDUSTRIALS		653,816

INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 0.7%
Harris Corp. (b)	700	32,340
Computers & Peripherals - 1.8%
International Business Machines Corp. (b)	700	81,872
Electronic Equipment, Instruments & Components - 1.8%
Anixter International, Inc. (a)(b)	700	41,657
Avnet, Inc. (a)(b)	900	22,167
National Instruments Corp.	600	18,030
		81,854
IT Services - 3.2%
Accenture Ltd. (b)	900	34,200
Computer Sciences Corp. (a)(b)	900	36,171
Fiserv, Inc. (a)	700	33,124
Heartland Payment Systems, Inc.	1,000	25,560
Visa, Inc.	300	18,417
		147,472
Semiconductors & Semiconductor Equipment - 2.5%
Altera Corp.	1,200	24,816
Intel Corp.	2,000	37,460
Microsemi Corp. (a)	1,100	28,028
Xilinx, Inc.	1,100	25,795
		116,099
Software - 1.4%
Macrovision Solutions Corp. (a)	1,200	18,456
Microsoft Corp. (b)	1,700	45,373
		63,829
TOTAL INFORMATION TECHNOLOGY		523,466

MATERIALS - 3.5%
Chemicals - 2.7%
Lubrizol Corp.	500	21,570
PPG Industries, Inc.	500	29,160
Spartech Corp. (b)	2,400	23,760
Valspar Corp.	2,200	49,038
		123,528
Containers & Packaging - 0.8%
Bemis Co., Inc	700	18,347
Sonoco Products Co.	600	17,808
		36,155
TOTAL MATERIALS		159,683

TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	600	16,752
Embarq Corp.	400	16,220
Telefonos de Mexico S.A.B. de C.V. - ADR (b)	800	20,600
Telmex Internacional S.A.B. de C.V. - ADR (b)	800	10,400
Verizon Communications, Inc.	500	16,045
TOTAL TELECOMMUNICATION SERVICES		80,017

UTILITIES - 2.3%
Electric Utilities - 2.3%
DPL, Inc.	1,800	44,640
Progress Energy, Inc.	700	30,191
The Empire District Electric Co.	1,500	32,025
TOTAL UTILITIES		106,856

Total Common Stocks (Cost $4,685,385)		$4,551,607

Purchased Options - 1.8%	Contracts	Fair Value
Put Options - 1.8%
S&P 500 Index Put Option
Expiration: November 2008, Exercise Price: $1,145	16	$82,720
Total Purchased Options (Cost $82,778)		$82,720

Repurchase Agreements - 1.5%	Face Amount	Value
U.S. Bank 0.500% 10/01/2008	$70,000	$70,000
Repurchase price $70,001
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $71,400
Total Repurchase Agreements (Cost $70,000)		$70,000

Total Investments - 102.3% (Cost $4,838,163) (c)		$4,704,327
Liabilities in Excess of Other Assets - (2.3)%		(105,510)
Net Assets - 100.0%		$4,598,817

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Security is fully or partially pledged as collateral for written call options outstanding at September 30, 2008. Outstanding written call options are presented in the following schedule.
(c) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Options Written
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Income Opportunity Portfolio

Call Options	Contracts	Value
S&P 500 Index Call Option
Expiration: November 2008, Exercise Price: $1,165	41	$246,000
Total Options Written (Premiums received $245,863)		$246,000

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Target VIP Portfolio

Common Stocks - 95.1%	Shares	Fair Value
CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 1.1%
Apollo Group, Inc. Class A (a)	4,508	$267,325
Household Durables - 0.7%
Garmin Ltd.	2,902	98,494
Universal Electronics, Inc. (a)	2,527	63,124
		161,618
Internet & Catalog Retail - 0.1%
priceline.com, Inc. (a)	474	32,436
Media - 4.3%
The Walt Disney Co.	33,135	1,016,913
Specialty Retail - 1.3%
AutoZone, Inc. (a)	716	88,311
Best Buy Co., Inc.	4,699	176,213
GameStop Corp. Class A (a)	897	30,686
		295,210
Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp. (a)	349	36,324
Fossil, Inc. (a)	1,311	37,010
		73,334
TOTAL CONSUMER DISCRETIONARY		1,846,836

CONSUMER STAPLES - 2.6%
Beverages - 2.5%
Anheuser-Busch Companies, Inc.	2,632	170,764
PepsiCo, Inc.	5,734	408,662
		579,426
Household Products - 0.1%
The Clorox Co.	497	31,157
TOTAL CONSUMER STAPLES		610,583

ENERGY - 5.6%
Energy Equipment & Services - 1.1%
Bolt Technology Corp. (a)	1,477	21,372
ENSCO International, Inc.	182	10,489
NATCO Group, Inc. (a)	3,137	126,045
National Oilwell Varco, Inc. (a)	1,971	99,003
		256,909
Oil, Gas & Consumable Fuels - 4.5%
ENI SpA - ADR	4,712	249,500
Exxon Mobil Corp.	6,768	525,603
StatoilHydro ASA - ADR	11,210	266,798
Valero Energy Corp.	687	20,816
		1,062,717
TOTAL ENERGY		1,319,626

FINANCIALS - 16.5%
Capital Markets - 0.4%
Janus Capital Group, Inc.	4,131	100,301
Commercial Banks - 5.4%
Barclays PLC - ADR	8,635	213,284
HSBC Holdings PLC - ADR	4,143	334,879
Intesa Sanpaolo SpA - ADR	7,317	237,110
Lloyds TSB Group PLC - ADR	9,213	154,133
Royal Bank of Scotland Group PLC - ADR	39,799	127,357
Societe Generale - ADR	11,963	208,368
		1,275,131
Diversified Financial Services - 5.6%
Fortis NL - ADR	13,002	78,532
ING Groep NV - ADR	8,847	189,326
JPMorgan Chase & Co.	22,205	1,036,973
		1,304,831
Insurance - 5.1%
Aegon NV - ADR	19,491	171,131
Amtrust Financial Services, Inc.	10,412	141,499
AON Corp.	7,076	318,137
eHealth, Inc. (a)	4,090	65,440
The Chubb Corp.	9,188	504,421
		1,200,628
TOTAL FINANCIALS		3,880,891

HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.1%
Cynosure, Inc. (a)	1,487	26,677
Intuitive Surgical, Inc. (a)	509	122,659
SurModics, Inc. (a)	3,128	98,500
		247,836
Health Care Providers & Services - 4.4%
Air Methods Corp. (a)	2,042	57,809
Amedisys, Inc. (a)	4,487	218,382
Emergency Medical Services Corp. (a)	1,643	49,093
Express Scripts, Inc. (a)	5,593	412,875
Medco Health Solutions, Inc. (a)	6,721	302,445
		1,040,604
Life Sciences Tools & Services - 0.8%
Kendle International, Inc. (a)	2,501	111,820
Waters Corp. (a)	1,243	72,318
		184,138
TOTAL HEALTH CARE		1,472,578

INDUSTRIALS - 12.8%
Aerospace & Defense - 5.5%
Axsys Technologies, Inc. (a)	1,541	90,826
Honeywell International, Inc.	18,878	784,381
Lockheed Martin Corp.	3,889	426,507
		1,301,714
Commercial Services & Supplies - 0.3%
GeoEye, Inc. (a)	3,017	66,766
Construction & Engineering -1.4%
Foster Wheeler Ltd. (a)	987	35,641
Jacobs Engineering Group, Inc. (a)	679	36,876
Layne Christensen Co. (a)	3,623	128,363
Perini Corp. (a)	4,789	123,508
		324,388
Electrical Equipment - 1.0%
EnerSys (a)	8,225	162,115
Rockwell Automation, Inc.	1,408	52,575
SunPower Corp. (a)	417	28,786
		243,476
Industrial Conglomerates - 0.1%
McDermott International, Inc. (a)	1,257	32,116
Machinery - 3.5%
Columbus McKinnon Corp. (a)	3,189	75,165
Dynamic Materials Corp.	919	21,330
Parker Hannifin Corp.	1,552	82,256
RBC Bearings, Inc. (a)	3,654	123,103
Robbins & Myers, Inc.	5,543	171,445
Sun Hydraulics Corp.	2,864	74,579
Tennant Co.	3,225	110,488
The Middleby Corp. (a)	2,809	152,557
		810,923
Professional Services - 0.2%
ICF International, Inc. (a)	2,477	48,921
Trading Companies & Distributors - 0.8%
Kaman Corp.	4,261	121,353
Rush Enterprises, Inc. - Class A (a)	4,429	56,691
		178,044
TOTAL INDUSTRIALS		3,006,348

INFORMATION TECHNOLOGY - 30.2%
Communications Equipment - 4.4%
Harmonic, Inc. (a)	15,842	133,865
Nokia Corp. - ADR	21,587	402,597
Research In Motion Ltd. (a)	7,410	506,103
		1,042,565
Computers & Peripherals - 8.4%
Apple, Inc. (a)	6,650	755,839
International Business Machines Corp.	9,282	1,085,623
Novatel Wireless, Inc. (a)	5,620	34,057
Stratasys, Inc. (a)	3,571	62,385
Western Digital Corp. (a)	1,868	39,826
		1,977,730
Electronic Equipment, Instruments & Components - 0.5%
Flir Systems, Inc. (a)	1,717	65,967
Methode Electronics, Inc.	6,252	55,893
		121,860
Internet Software & Services - 3.0%
Baidu.com - ADR (a)	159	39,468
Google, Inc. Class A (a)	1,605	642,835
TheStreet.com	4,988	29,878
		712,181
IT Services - 1.5%
Cybersource Corp. (a)	11,337	182,639
Sapient Corp. (a)	21,308	158,319
		340,958
Semiconductors & Semiconductor Equipment - 7.3%
Altera Corp.	9,713	200,865
Cypress Semiconductor Corp. (a)	1,520	7,935
Intel Corp.	40,067	750,455
MEMC Electronic Materials, Inc. (a)	7,843	221,643
National Semiconductor Corp.	7,755	133,463
Netlogic Microsystems, Inc. (a)	3,591	108,592
NVIDIA Corp. (a)	3,835	41,073
Power Integrations, Inc. (a)	4,856	117,030
Sigma Designs, Inc. (a)	969	13,779
TriQuint Semiconductor, Inc. (a)	24,296	116,378
		1,711,213
Software - 5.1%
EPIQ Systems, Inc. (a)	5,988	81,437
JDA Software Group, Inc. (a)	5,207	79,198
Microsoft Corp.	36,796	982,085
Radiant Systems, Inc. (a)	5,279	45,875
		1,188,595
TOTAL INFORMATION TECHNOLOGY		7,095,102

MATERIALS - 5.4%
Chemicals - 2.5%
Koppers Holdings, Inc.	3,481	130,224
Mosaic Co.	2,448	166,513
Potash Corp. of Saskatchewan, Inc.	1,775	234,318
Sigma-Aldrich Corp.	1,144	59,968
		591,023
Metals & Mining - 2.9%
BHP Billiton Ltd. - ADR	9,326	484,859
Olympic Steel, Inc.	1,822	53,731
Southern Copper Corp.	4,962	94,675
Steel Dynamics, Inc.	2,103	35,940
		669,205
TOTAL MATERIALS		1,260,228

TELECOMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 7.6%
BT Group PLC - ADR	6,428	186,476
CenturyTel, Inc.	152	5,571
Deutsche Telekom AG - ADR	15,833	241,137
France Telecom SA - ADR	9,646	270,185
Premiere Global Services, Inc. (a)	10,238	143,946
Qwest Communications International, Inc.	2,520	8,140
Telecom Italia SpA - ADR	11,141	166,224
Telefonica SA - ADR	8,858	633,258
Verizon Communications, Inc.	3,960	127,076
		1,782,013
Wireless Telecommunication Services - 0.2%
Millicom International Cellular S.A.	703	48,275
TOTAL TELECOMMUNICATION SERVICES		1,830,288

Total Common Stocks (Cost $28,981,162)		$22,322,480

Repurchase Agreements - 4.4%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$1,022,000	$1,022,000
Repurchase price $1,022,014
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $1,042,441
Total Repurchase Agreements (Cost $1,022,000)		$1,022,000

Total Investments - 99.5% (Cost $30,003,162) (b)		$23,344,480
Other Assets in Excess of Liabilities - 0.5%		122,420
Net Assets - 100.0%		$23,466,900

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Target Equity/Income Portfolio

Common Stocks - 99.5%	Shares	Fair Value
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 3.7%
Superior Industries International, Inc.	62,732	$1,201,945
Diversified Consumer Services - 0.9%
Apollo Group, Inc. Class A (a)	5,142	304,921
Household Durables - 4.3%
Garmin Ltd.	6,746	228,959
La-Z-Boy, Inc.	124,483	1,160,182
		1,389,141
Internet & Catalog Retail - 0.5%
priceline.com, Inc. (a)	2,603	178,123
Media - 0.9%
Lee Enterprises, Inc.	78,835	275,923
Specialty Retail - 0.5%
GameStop Corp. Class A (a)	4,930	168,655
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	1,919	199,729
Fossil, Inc. (a)	7,198	203,200
		402,929
TOTAL CONSUMER DISCRETIONARY		3,921,637

CONSUMER STAPLES - 3.3%
Tobacco - 3.3%
Universal Corp.	21,953	1,077,673
TOTAL CONSUMER STAPLES		1,077,673

ENERGY - 1.7%
Energy Equipment & Services - 1.7%
National Oilwell Varco, Inc. (a)	10,828	543,891
TOTAL ENERGY		543,891

FINANCIALS - 29.7%
Commercial Banks - 14.5%
First Bancorp/Puerto Rico	155,423	1,718,978
KeyCorp	48,433	578,290
The Colonial BancGroup, Inc.	86,320	678,475
The South Financial Group, Inc.	73,568	539,253
Umpqua Holdings Corp.	75,859	1,115,886
Wachovia Corp.	30,103	105,361
		4,736,243
Diversified Financial Services - 3.8%
JPMorgan Chase & Co.	26,480	1,236,616
Insurance - 2.9%
Zenith National Insurance Corp.	25,973	951,651
Thrifts & Mortgage Finance - 8.5%
First Niagara Financial Group, Inc.	94,902	1,494,706
Peoples United Financial, Inc.	65,568	1,262,184
Washington Mutual, Inc.	87,642	7,187
		2,764,077
TOTAL FINANCIALS		9,688,587

HEALTH CARE - 0.9%
Health Care Equipment & Supplies - 0.9%
Intuitive Surgical, Inc. (a)	1,185	285,561
TOTAL HEALTH CARE		285,561

INDUSTRIALS - 3.6%
Aerospace & Defense - 1.5%
Axsys Technologies, Inc. (a)	8,470	499,222
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc. (a)	3,730	202,576
Electrical Equipment - 0.5%
SunPower Corp. (a)	2,289	158,077
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	6,905	176,423
Machinery - 0.4%
Dynamic Materials Corp.	5,048	117,164
TOTAL INDUSTRIALS		1,153,462

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 7.1%
Nokia Corp. - ADR	63,200	1,178,680
Research In Motion Ltd. (a)	16,680	1,139,244
		2,317,924
Computers & Peripherals - 5.8%
Apple, Inc. (a)	14,714	1,672,393
Western Digital Corp. (a)	10,256	218,658
		1,891,051
Electronic Equipment, Instruments & Components - 1.1%
Flir Systems, Inc. (a)	9,426	362,147
Semiconductors & Semiconductor Equipment - 1.0%
Cypress Semiconductor Corp. (a)	8,347	43,571
MEMC Electronic Materials, Inc. (a)	7,058	199,459
Sigma Designs, Inc. (a)	5,325	75,722
		318,752
TOTAL INFORMATION TECHNOLOGY		4,889,874

MATERIALS - 21.3%
Chemicals - 13.3%
Mosaic Co.	12,933	879,703
Potash Corp. of Saskatchewan, Inc.	9,455	1,248,154
RPM International, Inc.	56,206	1,087,024
Sensient Technologies Corp.	39,828	1,120,362
		4,335,243
Metals & Mining - 5.4%
BHP Billiton Ltd. - ADR	23,912	1,243,185
Southern Copper Corp.	27,256	520,044
		1,763,229
Paper & Forest Products - 2.6%
MeadWestvaco Corp.	36,112	841,771
TOTAL MATERIALS		6,940,243

TELECOMMUNICATION SERVICES - 6.1%
Diversified Telecommunication Services - 6.1%
Telefonica SA - ADR	27,956	1,998,574
TOTAL TELECOMMUNICATION SERVICES		1,998,574

UTILITIES - 5.9%
Multi-Utilities - 5.9%
DTE Energy Co.	25,644	1,028,837
NiSource, Inc.	60,735	896,449
TOTAL UTILITIES		1,925,286

Total Common Stocks (Cost $43,385,322)		$32,424,788

Repurchase Agreements - 0.4%	Face Amount	Fair Value
U.S. Bank 0.500% 10/01/2008	$148,000	$148,000
Repurchase price $148,002
Collateralized by:
Federal Home Loan Mortgage Corp.
#313G5XX75 3.688%, 05/15/2033
Fair Value: $150,960
Total Repurhase Agreements (Cost $148,000)		$148,000

Total Investments - 99.9% (Cost $43,533,322) (b)		$32,572,788
Other Assets in Excess of Liabilities - 0.1%		19,378
Net Assets - 100.0%		$32,592,166

Percentages are stated as a percent of net assets.
Abbreviations:
ADR: American Depository Receipts
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Schedule of Investments
September 30, 2008 (Unaudited)
Ohio National Fund, Inc. - Bristol Growth Portfolio

Common Stocks - 97.6%	Shares	Fair Value
CONSUMER DISCRETIONARY - 5.5%
Hotels, Restaurants & Leisure - 1.7%
McDonald's Corp.	1,800	$111,060
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	1,100	80,036
Media - 1.5%
The Walt Disney Co.	3,200	98,208
Multiline Retail - 0.4%
Nordstrom, Inc.	900	25,938
Specialty Retail - 0.6%
Staples, Inc.	1,000	22,500
Tiffany & Co.	400	14,208
		36,708
TOTAL CONSUMER DISCRETIONARY		351,950

CONSUMER STAPLES - 12.1%
Beverages - 4.8%
PepsiCo, Inc.	1,900	135,413
The Coca-Cola Co.	3,300	174,504
		309,917
Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	1,200	71,868
Food Products - 3.4%
General Mills, Inc.	1,700	116,824
H.J. Heinz Co.	2,100	104,937
		221,761
Household Products - 2.8%
Energizer Holdings, Inc. (a)	900	72,495
The Procter & Gamble Co.	1,500	104,535
		177,030
TOTAL CONSUMER STAPLES		780,576

ENERGY - 8.6%
Energy Equipment & Services - 3.2%
Halliburton Co.	3,000	97,170
Schlumberger Ltd.	1,400	109,326
		206,496
Oil, Gas & Consumable Fuels - 5.4%
Cabot Oil & Gas Corp.	3,300	119,262
Hess Corp.	1,300	106,704
Marathon Oil Corp.	1,900	75,753
XTO Energy, Inc.	1,000	46,520
		348,239
TOTAL ENERGY		554,735

FINANCIALS - 4.4%
Capital Markets - 0.6%
Morgan Stanley	1,600	36,800
Diversified Financial Services - 1.2%
Bank of America Corp.	2,100	73,500
Insurance - 2.6%
Prudential Financial, Inc.	1,500	108,000
The Hartford Financial Services Group, Inc.	1,500	61,485
		169,485
TOTAL FINANCIALS		279,785

HEALTH CARE - 16.6%
Biotechnology - 5.3%
Amgen, Inc. (a)	1,300	77,051
Human Genome Sciences, Inc. (a)	10,200	64,770
Savient Pharmaceuticals, Inc. (a)	3,200	47,712
Vertex Pharmaceuticals, Inc. (a)	4,600	152,904
		342,437
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	600	39,378
Life Sciences Tools & Services - 5.3%
Invitrogen Corp. (a)	3,400	128,520
Sequenom, Inc. (a)	2,800	74,536
Thermo Fisher Scientific, Inc. (a)	2,500	137,500
		340,556
Pharmaceuticals - 5.4%
Abbott Laboratories	1,100	63,338
Johnson & Johnson	2,000	138,560
Mylan, Inc. (a)	12,800	146,176
		348,074
TOTAL HEALTH CARE		1,070,445

INDUSTRIALS - 13.5%
Aerospace & Defense - 7.8%
Honeywell International, Inc.	2,800	116,340
Lockheed Martin Corp.	1,000	109,670
Precision Castparts Corp.	1,600	126,048
Rockwell Collins, Inc.	400	19,236
United Technologies Corp.	2,200	132,132
		503,426
Electrical Equipment - 2.6%
Acuity Brands, Inc.	1,200	50,112
Cooper Industries Ltd. Class A	1,400	55,930
SunPower Corp. (a)	905	62,496
		168,538
Industrial Conglomerates - 1.4%
General Electric Co.	3,600	91,800
Machinery - 1.7%
SPX Corp.	1,400	107,800
TOTAL INDUSTRIALS		871,564

INFORMATION TECHNOLOGY - 30.9%
Communications Equipment - 5.9%
Cisco Systems, Inc. (a)	9,300	209,808
Corning, Inc.	3,900	60,996
QUALCOMM, Inc.	2,500	107,425
		378,229
Computers & Peripherals - 8.0%
Apple, Inc. (a)	550	62,513
Hewlett-Packard Co.	4,100	189,584
International Business Machines Corp.	1,800	210,528
NetApp, Inc. (a)	2,900	52,867
		515,492
Internet Software & Services - 2.3%
Google, Inc. Class A (a)	370	148,192
Semiconductors & Semiconductor Equipment - 9.1%
Applied Materials, Inc.	10,300	155,839
Intel Corp.	7,500	140,475
Maxim Integrated Products, Inc.	5,100	92,310
ON Semiconductor Corp. (a)	17,000	114,920
Varian Semiconductor Equipment Associates, Inc. (a)	3,300	82,896
		586,440
Software - 5.6%
Electronic Arts, Inc. (a)	3,400	125,766
Microsoft Corp.	8,800	234,872
		360,638
TOTAL INFORMATION TECHNOLOGY		1,988,991

MATERIALS - 4.4%
Chemicals - 4.4%
Agrium, Inc.	1,100	61,688
Celanese Corp. Class A	2,900	80,939
Monsanto Co.	1,400	138,572
TOTAL MATERIALS		281,199

TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	3,100	99,479
TOTAL TELECOMMUNICATION SERVICES		99,479

Total Common Stocks (Cost $7,135,330)		$6,278,724

Total Investments - 97.6% (Cost $7,135,330) (b)		$6,278,724
Other Assets in Excess of Liabilities - 2.4%		155,787
Net Assets - 100.0%		$6,434,511

Percentages are stated as a percent of net assets.
Footnotes:
(a) Non-income producing security.
(b) Represents cost for financial reporting purposes, which may differ from cost basis for Federal income tax purposes.
See also Note 3 of the Notes to Schedule of Investments.

The accompanying notes are an integral part of these financial statements.

Ohio National Fund, Inc.
Notes to Schedule of Investments	September 30, 2008 (Unaudited)

1)	Organization

Ohio National Fund, Inc. (the "Fund") is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund consists of twenty four separate investment portfolios (the “Portfolios”) that seek the following objectives and strategies:

■	Equity Portfolio - Long-term growth of capital by investing primarily in common stocks or other equity securities.

■	Money Market Portfolio - Maximum current income consistent with preservation of capital and liquidity by investing in high quality money market instruments.

■
Bond Portfolio - High level of income and opportunity for capital appreciation consistent with preservation of capital by investing primarily in intermediate-term and long-term fixed income securities.

■	Omni Portfolio - High level of long-term total return consistent with preservation of capital by investing in stocks, bonds, and money market instruments.

■	International Portfolio - Total return on assets by investing primarily in equity securities of foreign companies.

■
Capital Appreciation Portfolio - Long term capital growth by investing primarily in common stocks of established companies with either current or emerging earnings growth not fully appreciated or recognized by the market.

■	Millennium Portfolio - Maximum capital growth by investing primarily in common stocks of small sized companies.

■
International Small-Mid Company Portfolio (formerly the International Small Company Portfolio) - Long-term growth of capital by investing at least 80% of its assets in equity securities of foreign small and mid-cap companies.

■	Aggressive Growth Portfolio – Long-term capital growth by investing primarily in equity securities with attractive growth opportunities.

■
Small Cap Growth Portfolio - Long-term capital appreciation by investing in stocks of small companies with strong business franchises and competitive positions that generate rapidly rising earnings or profits.

■
Mid Cap Opportunity Portfolio - Long-term total return by investing primarily in equity and debt securities focusing on small- and mid-cap companies that offer potential for capital appreciation, current income, or both.

■	S&P 500 Index Portfolio - Total return that approximates the total return of the Standard & Poor's 500 Index.

■	Strategic Value Portfolio (formerly the Blue Chip Portfolio) - Growth of capital and income by investing primarily in securities of high dividend yielding companies.

■
High Income Bond Portfolio - High current income by investing primarily in lower rated corporate debt obligations commonly referred to as "junk bonds". The Portfolio's investments are generally rated Baa or lower by Moody's, or BBB or lower by Standard & Poor’s or Fitch.

■	Capital Growth Portfolio – Long-term capital appreciation by investing in and actively managing equity securities of small cap growth companies.

■
Nasdaq-100 Index Portfolio - Long-term growth of capital by investing primarily in stocks that are included in the Nasdaq-100 Index. Unlike the other Portfolios of the Fund, the Nasdaq-100 Index Portfolio is a non-diversified portfolio for purposes of Section 5 (b)(1) of the 1940 Act.

■	Bristol Portfolio - Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

■
Bryton Growth Portfolio - Long-term growth of capital by investing primarily in common stocks of growth-oriented U.S. companies smaller than the 500 largest publicly traded U.S. companies in terms of market capitalization.

■	U.S. Equity Portfolio – Capital appreciation with a secondary objective of capital preservation to provide long term growth by investing within under-priced sectors and industries.

■	Balanced Portfolio – Capital appreciation and income by investing within under-priced sectors and industries while maintaining a minimum of 25% of its assets in fixed income securities.

■	Income Opportunity Portfolio – Modest capital appreciation and maximization of realized gains by investing within under-priced industries.

■	Target VIP Portfolio – Above average total return by investing in the common stocks of companies which are identified by a model that applies separate uniquely specialized strategies.

■	Target Equity/Income Portfolio – Above average total return by adhering to a disciplined, quantitative investment process that incorporates two distinct strategy methodologies.

■	Bristol Growth Portfolio – Long-term growth of capital by investing primarily in common stocks of the 1,000 largest publicly traded U.S. companies in terms of market capitalization.

Additional detail regarding portfolio-specific objectives, policies, and investment strategies is provided in the prospectus and Statement of Additional Information of Ohio National Fund, Inc.  There are no assurances these objectives will be met.  Each Portfolio, except the Nasdaq-100 Index Portfolio, is classified as diversified for purposes of Section 5 (b)(1) of the 1940 Act.

At present, the Fund sells its shares only to separate accounts of The Ohio National Life Insurance Company (“ONLIC”), Ohio National Life Assurance Corporation (“ONLAC”), and National Security Life and Annuity Company (“NSLA”) to support certain benefits under variable contracts issued by those entities.  In the future, Fund shares may be used for other purposes but, unless there is a change in applicable law, they will not be sold directly to the public.

Interest in each Portfolio is represented by a separate class of the Fund’s capital stock, par value $1.  Each class represents an undivided interest in the assets of the Portfolio corresponding to that class. Each share of a Portfolio may participate equally in the Portfolio’s dividends, distributions, net assets, and voting matters.

The Fund is authorized to issue 350 million of its capital shares. These authorized shares have been allocated to specific Portfolios of the Fund as follows:

Portfolio	Authorized Shares	Portfolio	Authorized Shares
Equity	25,000,000	Strategic Value	10,000,000
Money Market	50,000,000	High Income Bond	15,000,000
Bond	20,000,000	Capital Growth	10,000,000
Omni	10,000,000	Nasdaq-100 Index	15,000,000
International	30,000,000	Bristol	15,000,000
Capital Appreciation	15,000,000	Bryton Growth	15,000,000
Millennium	10,000,000	U.S. Equity	10,000,000
International Small-Mid Company	10,000,000	Balanced	5,000,000
Aggressive Growth	10,000,000	Income Opportunity	5,000,000
Small Cap Growth	10,000,000	Target VIP	10,000,000
Mid Cap Opportunity	15,000,000	Target Equity/Income	10,000,000
S&P 500 Index	20,000,000	Bristol Growth	5,000,000

The Fund’s Board of Directors (the “Board”) periodically reallocates authorized shares among the Portfolios of the Fund as deemed necessary.

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund.  However, based on experience, the risk of loss to the Fund is expected to be remote.

2)	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

Investments are valued using pricing procedures approved by the Board.

All investments in the Money Market Portfolio are valued at amortized cost in accordance with Rule 2a-7 of the 1940 Act.  Should the short-term debt securities held in the Omni Portfolio maintain a dollar-weighted average maturity of 120 days or less and have no maturities greater than one year, such instruments will be valued at amortized cost. In all Portfolios of the Fund, fixed income instruments that mature in sixty days or less are consistently valued at amortized cost. Amortized cost valuation involves valuing a security at its cost initially and thereafter amortizing to maturity any discounts or premiums on the level-yield method, regardless of the impact of fluctuating market interest rates on the fair value of the security.  This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolios would receive if a security were sold.

Investments, other than those securities aforementioned, are valued as follows:

Domestic equity securities that are traded on U.S. exchanges, with the exception of options, are valued at the last trade on the exchange on which each security is principally traded.  Option securities are currently valued on a composite close price basis.  Over-the-counter domestic equity securities are valued at the last sale price reported daily as of 4:00 pm Eastern Time.  If a domestic equity security is not traded, on a particular day, the mean between the bid and ask prices reported at 4:00 pm Eastern Time by the primary exchange will generally be used for valuation purposes. The principal sources for market quotations are independent national pricing services that have been approved by the Board.

Fixed income securities with a remaining maturity exceeding sixty days are generally valued at the mean between the daily close bid and ask prices, as provided by independent pricing services approved by the Board.

Repurchase agreements are valued at amortized cost.

Restricted securities, illiquid securities, and other investments for which market quotations are not readily available are valued at estimated fair market value using methods determined in good faith by the Fund’s Pricing Committee under the supervision of the Board.

Foreign equity securities are initially priced at the last sale price at the close of the exchange on which a security is primarily traded.  Securities not traded on a particular day are valued at the mean between the last reported bid and the ask quotes at daily close, or the last sale price when appropriate.  Non-traded foreign equity securities are priced on last trades or at the mean value between the daily close bid and ask quotes where readily available. The principal sources for market quotations are independent pricing services that have been approved by the Board.

Securities that are primarily traded on foreign exchanges are further subjected to fair valuation pricing procedures provided by an independent fair valuation service.  The service provides data that can be used to estimate the price of a foreign issue that would prevail in a liquid market given market information available daily at 4:00 pm Eastern Time. Multiple factors may be considered in performing this valuation, including an issue’s local close price, relevant general and sector indices, currency fluctuations, and pricing of related ADRs, NY registered shares, iShares, and futures. The assumptions selected by the Fund that are used in the valuation include a zero-basis trigger using the S&P 500 Index and a 75% confidence interval. These assumptions result in the performance of the pricing procedures each day there is a change in the S&P 500 Index from the time of local close to the 4:00 pm Eastern Time U.S. market close for each individual security for which there is a fairly large degree of certainty that the local close price is not the liquid market price at the time of U.S. market close.  Backtesting analysis is performed on a quarterly basis to monitor the effectiveness of these procedures.  The testing is reviewed by the management of the Fund as well as the Fund’s Board.  Prior results have indicated that the fair value procedures have been effective in reaching valuation objectives.

The differences between the aggregate cost and fair market values of investments are reflected as unrealized appreciation or unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a three-tier hierarchy framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards and is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

Effective January 1, 2008, the Fund adopted SFAS No. 157, as required.  The hierarchy of pricing inputs is summarized in three broad levels:

Level 1:  Quoted prices in active markets for identical securities.
Level 2: Other significant observable inputs, including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3:  Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of securities.

The following is a summary of the inputs used in valuing each of the Portfolio’s assets (liabilities) at fair value as of September 30, 2008:

Portfolio	Financial Instrument Type	Level 1	Level 2	Level 3
Equity	Investments in Securities, Repurchase Agreements	$ 254,406,019	$ 17,783,519	$ —
Money Market *	Investments in Securities, Repurchase Agreements	—	393,928,222	—
Bond	Investments in Securities, Short-Term Notes	—	130,468,072	—
Omni	Investments in Securities, Repurchase Agreements	27,591,735	17,159,145	—
International	Investments in Securities, Repurchase Agreements	40,245,512	169,244,177
Capital Appreciation	Investments in Securities, Repurchase Agreements	131,292,443	4,629,035	—
Millennium	Investments in Securities, Repurchase Agreements	47,935,650	1,945,000	—
International Small-Mid Company	Investments in Securities, Repurchase Agreements	10,212,546	62,023,534
Aggressive Growth	Investments in Securities, Repurchase Agreements and Short-Term Notes	18,087,517	5,540,004	—
Small Cap Growth	Investments in Securities, Repurchase Agreements and Short-Term Notes	17,560,529	1,953,572	98,118
Mid Cap Opportunity	Investments in Securities, Repurchase Agreements	80,329,722	12,148,000	—
S&P 500 Index	Investments in Securities	133,996,675	—	—
Strategic Value	Investments in Securities, Repurchase Agreements	12,413,846	4,052,371	—
High Income Bond	Investments in Securities, Repurchase Agreements	7,997	83,493,586	250,423
Capital Growth	Investments in Securities, Repurchase Agreements	33,979,032	1,225,000	—
Nasdaq-100 Index	Investments in Securities, Repurchase Agreements	36,853,499	36,000	—
Bristol	Investments in Securities, Repurchase Agreements	91,033,960	5,348,460	—
Bryton Growth	Investments in Securities, Repurchase Agreements	68,243,525	2,404,000	—
U.S. Equity	Investments in Securities, Repurchase Agreements	17,864,642	1,288,138	—
Balanced	Investments in Securities, Repurchase Agreements	7,696,395	3,691,478	—
Income Opportunity	Investments in Securities, Repurchase Agreements	4,634,327	70,000	—
	Outstanding written options	(246,000)
Target VIP	Investments in Securities, Repurchase Agreements	21,798,470	1,546,010	—
Target Equity/Income	Investments in Securities, Repurchase Agreements	32,417,601	155,187	—
Bristol Growth	Investments in Securities	6,186,414	92,310	—

* At September 30, 2008, 100% of the Money Market Portfolio's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on January 1, 2008 to September 30, 2008:

	High Income Bond	Small Cap Growth
	(Investments in Securities)	(Investments in Securities)
Beginning Balance - January 1, 2008	$622,491	$438,643
Total gains or losses (realized/unrealized):
Included in earnings (or changes in net assets)	(31,878)	(174,950)
Purchases, issuances, and settlements	129,996	(8,656)
Transfers in and/or out of Level 3	(622,491)	(4,614)
Ending Balance – September 30, 2008	$98,118	$250,423

The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(31,878)	$(191,934)

Foreign Securities and Currency

The books and records of all the Portfolios are maintained in U.S. dollars. All investments and cash quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates provided by an independent source.  These exchange rates are currently determined daily at 4:00 pm Eastern Time.  Purchases and sales of foreign-denominated investments are recorded at rates of exchange prevailing on the respective dates of such transactions.

The Fund may not fully isolate that portion of the results of operations resulting from changes in foreign exchange rates from fluctuations arising from changes in market prices on foreign currency-denominated investments.  However, for tax purposes, the Fund does fully isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon sale or maturity of such investments to the extent required by Federal income tax regulations.

All Portfolios of the Fund, other than the Target VIP and Target Equity/Income Portfolios, may invest in securities of foreign issuers, although foreign securities purchased by the Money Market Portfolio must be denominated in U.S. dollars and held in custody in the United States of America.  The International and International Small-Mid Company Portfolios may be invested entirely in foreign securities. Investments in securities of foreign issuers, including investments in foreign companies through the use of depository receipts, carry certain risks not ordinarily associated with investments in securities of domestic issuers.  Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions.  In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that could adversely affect capital investment within those countries.

Options

Each Portfolio, other than the Money Market Portfolio, for hedging purposes, may (a) write call options traded on a registered national securities exchange if such Portfolio owns the underlying securities subject to such options, and purchase call options for the purpose of closing out positions it has written, (b) purchase put options on securities owned, and sell such options in order to close its positions in put options, (c) purchase and sell financial futures and options thereon, and (d) purchase and sell financial index options; provided, however, that no option or futures contract shall be purchased or sold if, as a result, more than one-third of the total assets of the Portfolio would be hedged by options or futures contracts, and no more than 5% of any Portfolio's total assets, at fair value, may be used for premiums on open options and initial margin deposits on futures contracts. The S&P 500 Index and Income Opportunity Portfolios are not subject to the above limitations, as these Portfolios may engage in the purchase or selling of put or call options in accordance with the Portfolios’ stated investment objectives.  Options are recorded at fair value, and the related realized and unrealized gains and losses, if any, are included in the Statements of Operations. The Portfolios making use of options bear the market risk of an unfavorable change in the price of securities or indices underlying the options and are subject to the risk that the options will expire before being exercised.  A further risk associated with investing in options is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position. To limit the risk, a Portfolio will invest only where there is an established market.

Futures Contracts

Each Portfolio, other than the Money Market Portfolio may, for hedging purposes, purchase and sell financial futures contracts. Futures contracts are used for the purpose of hedging its existing Portfolio securities, or securities that the Portfolio intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, a Portfolio is required to pledge to the broker an amount of cash, commercial paper, or receivables for securities sold equal to a percentage of the contract amount, known as the initial margin deposit. Subsequent payments, known as "variation margin", are made or received by the Portfolios each day, depending on the daily fluctuations in the fair value of the underlying security. The Portfolios recognize a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Portfolios may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts interest rates, and the underlying hedged assets.  A further risk associated with investing in futures contracts is that there may not be enough buyers and sellers in the market to permit a Portfolio to close a position when it wants to do so. To limit the risk, a Portfolio will invest only where there is an established market.

The S&P 500 Index Portfolio may purchase or sell stock index futures contracts, and options thereon, and the Nasdaq-100 Index Portfolio may purchase or sell derivative securities designed to replicate the Nasdaq-100 Index in accordance with their stated investment objectives.

Foreign Currency Contracts, Futures, and Options

In order to hedge against changes in the exchange rates of foreign currencies in relation to the U.S. dollar, each Portfolio, other than the Money Market Portfolio, may engage in forward foreign currency exchange contracts, foreign currency options, and foreign currency futures contracts in connection with the purchase, sale or ownership of a specific security.   Buyers and sellers of foreign currency options and futures contracts are subject to the same risks previously described for options and futures, generally.  A forward contract involves an obligation to purchase or sell a foreign currency at a future date, at a negotiated rate. These contracts are recorded at fair value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, the Portfolios could be exposed to foreign currency fluctuations.  The use of foreign currency hedging transactions might not successfully protect a Portfolio against a loss resulting from the movements of foreign currency in relation to the U.S. dollar and does not eliminate fluctuations in the prices of other securities.

Repurchase Agreements

The Portfolios routinely acquire repurchase agreements from member banks of the Federal Reserve System which are deemed creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by a Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The maturities of these instruments vary from overnight to one week.  The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest).  Securities subject to repurchase agreements are held by the Portfolio’s custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.  In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Restricted and Illiquid Securities

Restricted securities are those securities purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (“the 1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. 144A securities are issued by corporations without registration in reliance on 1933 Act provisions allowing for the private resale of unregistered securities to qualified institutional buyers. Section 4(2) commercial paper is issued pursuant to Section 4(2) of the 1933 Act which exempts an issue from registration. This paper is used to finance non-current transactions, such as acquisitions, stock repurchase programs, and other long-term assets.  Investments by a portfolio in Rule 144A and Section 4(2) securities could have the effect of decreasing the liquidity of a portfolio during any period in which qualified institutional investors were no longer interested in purchasing these securities.

Typically, the restricted securities noted above are not considered illiquid.  The criteria used to determine if a restricted security is illiquid includes frequency of trades and quotes, available dealers willing to make transactions, availability of market makers in the security, and the nature of the security and its trades. The Money Market, Bond, and Omni Portfolios may invest up to 10% of assets in illiquid securities.  Each of the other Portfolios of the Fund may invest up to 15% of its assets in illiquid securities.

When-issued Securities

The Portfolios may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios may hold liquid assets as collateral that is deemed to be sufficient to cover the purchase price.

Borrowing and Securities Lending

Certain Portfolios in the Fund are allowed to borrow for investment purposes.  Borrowings would generally be unsecured, except to the extent the Portfolios enter into reverse repurchase agreements.  The 1940 Act requires the Portfolios to maintain continuous asset coverage equal to three times the amount borrowed.  No borrowings were conducted by any of the Fund’s Portfolios during the six-month period ended September 30, 2008.

All Portfolios, with the exception of the Money Market Portfolio, are able to lend securities if the loan is adequately secured, is immediately callable and allows for all interest and dividend payments; and the aggregate value of securities loaned does not exceed one third of the total assets.  There were no securities lent by any of the Portfolios during the six-month period ended September 30, 2008.

Investment Transactions and Related Income

For financial reporting purposes, investment transactions are accounted for on a trade date basis.  For purposes of executing separate account shareholder transactions in the normal course of business, however, the Fund’s investment transactions are recorded no later than the first calculation on the first business day following the trade date in accordance with Rule 2a-4 of the 1940 Act.  Accordingly, differences between the net asset values for financial reporting and for executing separate account shareholder transactions may arise.  Dividend income is recognized on the ex-dividend date, except in the case of those Portfolios holding foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s accounting agents become aware of such dividends.  Interest income is accrued daily as earned and includes the amortization of premium and accretion of discount. Net realized gain or loss on investments and foreign exchange transactions are determined using the specific identification method.

Distributions to Shareholders and Federal Taxes

Net investment income of the Money Market Portfolio is declared and paid daily as a dividend to shareholders immediately before the computation of the net asset value of Money Market Portfolio shares. Dividends are automatically reinvested in additional Money Market Portfolio shares at the net asset value immediately following such computation. Distributions arising from net investment income and net capital gains from the remaining Portfolios are declared and paid to shareholders periodically as required for each of the Portfolios to continue to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code.  The Fund, excluding the Money Market Portfolio, may also satisfy its distribution requirements by using consent dividends rather than cash dividends.  The Fund has the intent to continue to comply with tax provisions pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.  As such, no provisions for Federal income or excise taxes have been recorded.

The character of income and realized capital gains distributions are determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains for financial reporting purposes.  These “book/tax” differences are either considered temporary or permanent in nature.  To the extent these differences are permanent in nature they are reclassified within the composition of net assets; temporary differences do not require such reclassification.  Distributions to shareholders that exceed taxable income and net taxable realized gains are reported as return of capital distributions.

Expense Allocation

Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses that cannot be directly attributed to a Portfolio are allocated among all the benefited Portfolios on a basis of relative net assets or other appropriate method.

Foreign Withholding Taxes

Certain Portfolios in the Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries.  Such taxes are generally based on income earned.  These Portfolios accrue such taxes as the related income is earned.

3)	Federal Income Tax Information

Cost basis for Federal income tax purposes may differ from the cost basis for financial reporting purposes.  The table below details the unrealized appreciation (depreciation) and aggregate cost of securities at September 30, 2008 for Federal income tax purposes.

	Equity	Bond	Omni	International	Capital Appreciation	Millennium
Gross unrealized:
Appreciation	$39,006,715	$460,822	$743,736	$476,377	$4,808,821	$3,600,379
Depreciation	(69,116,265)	(16,838,918)	(6,830,092)	(61,406,663)	(34,686,777)	(2,876,441)
Net unrealized:	$(30,109,550)	$(16,378,096)	$(6,086,356)	$(60,930,286)	$(29,877,956)	$723,938
Appreciation (depreciation)
Aggregate cost of securities:	$302,299,088	$146,846,168	$50,837,236	$270,419,975	$165,799,433	$49,156,712

	International Small-Mid Company	Aggressive Growth	Small Cap Growth	Mid Cap Opportunity	S&P 500 Index	Strategic Value
Gross unrealized:
Appreciation	$8,272,432	$2,472,075	$1,745,320	$1,729,739	$30,147,868	$399,743
Depreciation	(13,287,863)	(4,182,552)	(5,544,682)	(16,049,422)	(28,784,012)	(3,403,206)
Net unrealized:	$(5,015,431)	$(1,710,477)	$(3,799,362)	$(14,319,683)	$1,363,856	$(3,003,463)
Appreciation (depreciation)
Aggregate cost of securities:	$77,251,511	$25,338,868	$23,387,992	$106,797,405	$132,632,819	$19,469,680

	High Income Bond	Capital Growth	Nasdaq-100 Index	Bristol	Bryton Growth	U.S. Equity
Gross unrealized:
Appreciation	$236,610	$4,530,802	$6,193,901	$2,063,383	$6,070,915	$680,977
Depreciation	(14,768,581)	(4,089,197)	(6,079,378)	(13,713,222)	(11,093,931)	(1,677,331)
Net unrealized:	$(14,531,971)	$441,605	$114,523	$(11,649,839)	$(5,023,016)	$(996,354)
Appreciation (depreciation)
Aggregate cost of securities:	$98,283,977	$34,762,427	$36,774,976	$108,032,259	$75,670,541	$20,149,134

	Balanced	Income Opportunity	Target VIP	Target Equity/Income	Bristol Growth
Gross unrealized:
Appreciation	$499,230	$216,913	$373,285	$1,440,340	$127,031
Depreciation	(1,104,692)	(427,424)	(7,032,626)	(12,408,195)	(1,036,097)
Net unrealized:	$(605,462)	$(210,511)	$(6,659,341)	$(10,967,855)	$(909,066)
Appreciation (depreciation)
Aggregate cost of securities:	$11,993,335	$4,914,838	$30,003,821	$43,540,643	$7,187,790

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Ohio National Fund, Inc.

By (Signature and Title)    /s/John J. Palmer
John J. Palmer
President and Director

Date    November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/John J. Palmer
John J. Palmer
President and Director

Date    November 25, 2008

By (Signature and Title)    /s/R. Todd Brockman
R. Todd Brockman
Treasurer

Date    November 25, 2008